                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Jonathan P. Lillemoen       800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: September 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[FIRST AMERICAN FUNDS(TM) LOGO]

2003
ANNUAL REPORT

INCOME FUNDS

[GRAPHIC]

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

 GEORGE WASHINGTON
  JANUARY 29, 1789

FIRST AMERICAN FUNDS

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

TABLE OF CONTENTS

Message to Shareholders                  1
Report of Independent Auditors          17
Schedule of Investments                 18
Statements of Assets and Liabilities    56
Statements of Operations                58
Statements of Changes in Net Assets     60
Financial Highlights                    62
Notes to Financial Statements           68
Notice to Shareholders                  82

                MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  November 14, 2003

DEAR SHAREHOLDERS:

We invite you to take a few minutes to review the results of the fiscal year ended September 30, 2003.

This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website firstamericanfunds.com, we provide quarterly performance fact sheets on all First American funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.


Sincerely,

/s/ VIRGINIA L. STRINGER                   /s/ THOMAS S. SCHREIER

VIRGINIA L. STRINGER                       THOMAS S. SCHREIER, JR.
CHAIRPERSON OF THE BOARD                   PRESIDENT
FIRST AMERICAN INVESTMENT FUNDS, INC.      FIRST AMERICAN INVESTMENT FUNDS, INC.

CORE BOND FUND

Investment Objective: HIGH CURRENT INCOME CONSISTENT WITH LIMITED RISK TO
CAPITAL

First American Core Bond Fund Class Y shares returned 5.34% for the fiscal year (Class A shares returned 5.08% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman U.S. Aggregate Bond Index*, returned 5.41%.

As the fiscal year began, we generally positioned the portfolio to benefit from a continued modest expansion of the economy with stable to modestly rising interest rates, an improvement in equity valuations driven by stronger earnings, improving credit fundamentals, and a general shift in investor attitude toward owning higher risk, less-liquid fixed-income assets.

In line with these expectations, the Fund maintained a significant overweighting relative to its benchmark in corporate bonds, and asset-backed and mortgage-backed securities and an underweighting in Treasury securities. This positioning generally helped portfolio performance as corporate bonds recovered dramatically in 2003, yield spreads (the difference between yields of various types of bonds, relative to Treasuries) tightened, and interest rates, though quite volatile within the reporting period, were stable year-over-year.

The Fund was positioned with an overweighting in securities subject to credit risk compared to the benchmark. This helped performance as these securities outperformed Treasuries by about 7.0% for the fiscal year ended
September 30, 2003.

Within the corporate bond (credit) segment, we maintained an overweight position against the benchmark in BBB-rated and higher-beta (those with higher sensitivity to market movements) A-rated securities, with an underweight position in higher-quality, higher-rated corporate securities. This helped performance as the BBB-rated sector outperformed the AA corporate sector by 8.0% on an excess return basis during the fiscal year.

Our overweights within the telecommunications, media, and automotive sectors contributed positively to performance as these industries recovered from the negative credit environment of 2002 and posted double-digit returns.

Our positioning in other sectors generally helped performance, though by a much lesser margin than our overweight to credit. We were generally underweight to the government-sponsored agency sector (e.g., Ginnie Mae (GNMA), Fannie Mae
(FNMA), and Freddie Mac), primarily due to better opportunities in credit, and this helped the Fund as government-sponsored agencies struggled amidst continued accounting irregularities at Federal Home Loan Mortgage Corporation (FHLMC) and uncertainty regarding the direction of regulatory oversight at government-sponsored entities.

Mortgage-backed securities, which generally comprise more than one-third of the portfolio, performed very poorly over the reporting period as the volatility in rates in mid-2003 resulted in a sharp increase in prepayments followed by a significant extension in duration as rates spiked in July. (Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates.) Our risk exposure to mortgages was generally neutral to the benchmark over the reporting period, resulting in no meaningful performance impact from the sector against the benchmark.

At the same time, our strategic overweight of roughly 5% to asset-backed securities and our tactical overweight of 2% to commercial mortgage-backed securities paid off as the systemic tightening of spreads led to outperformance by these sectors.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                SINCE INCEPTION(4)
                                                                    -------------------------------------------
                                     1 YEAR    5 YEARS   10 YEARS   2/4/1994   8/15/1994   2/1/1999   9/24/2001
Class A NAV                             5.08%     5.29%      6.07%        --          --         --          --

Class A POP                             0.60%     4.38%      5.60%        --          --         --          --

Class B NAV                             4.23%     4.52%        --         --        6.12%        --          --

Class B POP                            -0.77%     4.19%        --         --        6.12%        --          --

Class C NAV                             4.30%       --         --         --          --       4.99%         --

Class C POP                             2.22%       --         --         --          --       4.78%         --

Class S                                 5.08%       --         --         --          --         --        5.79%

Class Y                                 5.34%     5.55%        --       6.49%         --         --          --

Lehman U.S. Aggregate Bond Index(3)     5.41%     6.63%      6.92%      7.27%       7.86%      7.41%       6.99%

VALUE OF A $10,000 INVESTMENT(1),(2)  as of September 30, 2003

[CHART]

Class A

           FIRST AMERICAN CORE BOND   FIRST AMERICAN CORE BOND   LEHMAN U.S. AGGREGATE
                  FUND, CLASS A NAV          FUND, CLASS A POP           BOND INDEX(4)
9/1993                        10000                       9578                   10000
9/1994                         9709                       9292                    9677
9/1995                        10950                      10480                   11038
9/1996                        11458                      10966                   11579
9/1997                        12404                      11872                   12704
9/1998                        13929                      13331                   14166
9/1999                        13557                      12975                   14114
9/2000                        14414                      13796                   15101
9/2001                        16216                      15520                   17057
9/2002                        17151                      16416                   18523
9/2003                        18023                      17250                   19526

[CHART]

Class Y

           FIRST AMERICAN CORE BOND      LEHMAN U.S. AGGREGATE
                      FUND, CLASS Y              BOND INDEX(4)
2/1994                        10000                      10000
9/1994                       9676.6                       9712
9/1995                      10921.3                      11078
9/1996                      11456.6                      11620
9/1997                      12434.4                      12752
9/1998                      14008.9                      14219
9/1999                      13667.6                      14165
9/2000                      14568.2                      15155
9/2001                      16427.7                      17119
9/2002                        17419                      18589
9/2003                        18350                      19594

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index comprised of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

CORPORATE BOND FUND

Investment Objective: HIGH CURRENT INCOME CONSISTENT WITH PRUDENT RISK TO
CAPITAL

First American Corporate Bond Fund Class Y shares returned 12.65% for the fiscal year (Class A shares returned 12.26% at net asset value for the same period). By comparison, the Fund's benchmark, the Merrill Lynch BBB-A Corporate Index*, returned 11.77%.

As the fiscal year began, we generally positioned the portfolio to benefit from a continued modest expansion of the economy. The past year was characterized by stable to modestly rising interest rates, an improvement in equity valuations driven by stronger earnings, improving credit fundamentals, and a general shift in investor attitude toward owning less-liquid, fixed-income assets.

In looking for opportunities in fixed-income securities, portfolio managers pay particular attention to yields and yield spreads (the difference between yields of various types of bonds, relative to Treasuries). Corporate bond yield spreads had reached historically wide levels when compared to Treasuries in October 2002 as the telecommunications meltdown, significant credit rating downgrades, and corporate governance misdeeds caused bond prices to fall. In contrast, throughout 2003, yield spreads to Treasuries have narrowed in an environment with prospects for stronger growth as well as strong market technicals (such as moderate issuance, strengthening liquidity, and positive investor sentiment). These factors compressed spreads to the tightest level in the past five years, leading to strong absolute and relative returns for intermediate credit-quality corporate bonds.

In line with our improving outlook, the Fund maintained a significant overweighting in sectors and securities that provided higher-than-average yield spreads (such as telecommunications, electric utilities, and cable/media). As the market strengthened, the spread differential for these higher-yielding names narrowed relative to higher-quality issues and helped performance.

Average credit quality was targeted at BBB+, slightly lower than the benchmark. Additionally, about 10% of the portfolio was allocated to less-than-investment-grade holdings with the vast majority of these holdings in the top tier of BB-rated names.

The Fund's quality profile helped performance as BBB-rated bonds exceeded returns on A-rated bonds. High-yield exposure boosted performance as junk bonds turned in the strongest returns of any domestic fixed-income sector. However, the performance contribution from this high-yield exposure was dampened because the BB-rated bonds, emphasized by the Fund, were outperformed by lower-rated bonds.

The Fund had selective exposure to less-liquid issues that offered attractive spreads compared to more-liquid securities. As investor sentiment improved, spreads on these securities narrowed, benefiting the Fund. Telecommunications, electric utilities, and cable/media sectors were overweighted. These sectors benefited from the turnaround in market conditions, as well as their generally improving credit measures. The Fund's holdings of subordinated capital securities in the finance sector also bolstered performance. Secured airline debt detracted from performance, as did holdings of government securities.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                                                       SINCE INCEPTION(4)
                                                                                                    -----------------------
                                                                                         1 YEAR     2/1/2000      9/24/2001
Class A NAV                                                                               12.26%        8.18%            --

Class A POP                                                                                7.44%        6.92%            --

Class B NAV                                                                               11.46%        7.38%            --

Class B POP                                                                                6.46%        6.70%            --

Class C NAV                                                                               11.50%        7.33%            --

Class C POP                                                                                9.36%        7.04%            --

Class S                                                                                   12.37%          --           7.28%

Class Y                                                                                   12.65%        8.44%            --

Merrill Lynch BBB-A Corporate Index(3)                                                    11.77%       10.28%          9.25%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

Class A

           FIRST AMERICAN CORPORATE BOND     FIRST AMERICAN CORPORATE BOND     MERRILL LYNCH BBB-A
                       FUND, CLASS A NAV                 FUND, CLASS A POP      CORPORATE INDEX(3)
2/2000                             10000                              9579         10000
9/2000                             10517                             10074         10500
9/2001                             11668                             11176         11901
9/2002                             11882                             11381         12713
9/2003                             13338                             12776         14209

[CHART]

Class Y

           FIRST AMERICAN CORPORATE BOND     MERRILL LYNCH BBB-A
                           FUND, CLASS Y      CORPORATE INDEX(3)
2/2000                             10000                   10000
9/2000                             10521                   10500
9/2001                             11700                   11901
9/2002                             11944                   12713
9/2003                             13454                   14209

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    A significant portion of the Fund's portfolio may consist of lower- rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment-grade securities. The Fund may also invest in foreign securities. International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, limited liquidity, and volatile prices. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index comprised of fixed-rate, dollar-denominated, U.S. corporate securities with at least one year to final maturity. Securities must be rated BBB or A based on a composite of Moody's and Standard & Poor's ratings. Issues below $150 million and Rule 144A securities are excluded from the index.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

HIGH INCOME BOND FUND

Investment Objective: HIGH CURRENT INCOME

First American High Income Bond Fund Class Y shares returned 25.29% for the fiscal year (Class A shares returned 25.30% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Corporate High Yield Index*, returned 29.98%.

As the fiscal year began, we positioned the portfolio to benefit from a continued modest expansion of the economy with stable to modestly rising interest rates, an improvement in equity valuations driven by stronger earnings, improving credit fundamentals, and a general shift in investor attitude toward owning less-liquid fixed-income assets.

With stronger-than-expected equity valuations, investors' confidence and willingness to own risky assets was greater than our more modest expectations. As liquidity returned to the capital markets, highly leveraged companies were able to issue equity to reduce their total debt levels or refinance their debt at lower interest rates. With a rebound in credit quality underway, default rates began to decline over the year.

When there is a very strong recovery in equity markets and in high yield, the securities with equity characteristics (like lower-quality bonds) tend to perform the best. This year was no exception to that rule, as issues rated Caa or lower returned approximately 69%. The Fund was underweight in this area due to the segment's substantial risks, poor liquidity, and weak historical returns (Caa rated bonds have only returned an average of 2.3% over the past 10 years). In addition, the Fund had small allocations of Treasuries and high-quality corporate bonds early in the year. The higher-quality allocation caused the portfolio to underperform the Lehman Corporate High Yield Index. This higher-quality allocation diminished as the year progressed.

The Fund had no major industry overweights or underweights throughout the year. Individual investments in telecommunications (AT&T Wireless, Qwest, and Telus), and in electric utilities (Aquila, Western Resources) helped performance. Investments in Aircraft Finance Trust, AK Steel, Calpine, and Sbarro hurt performance.

ANNUALIZED PERFORMANCE(1)  as of September 30, 2003

                                                                                                      SINCE INCEPTION(4)
                                                                                                   ------------------------
                                                                                         1 YEAR    8/30/2001      9/24/2001
Class A NAV                                                                               25.30%        4.32%            --

Class A POP                                                                               19.98%        2.17%            --

Class B NAV                                                                               24.33%        3.66%            --

Class B POP                                                                               19.33%        1.95%            --

Class C NAV                                                                               24.14%        3.55%            --

Class C POP                                                                               21.91%        3.06%            --

Class S                                                                                   25.11%          --           6.99%

Class Y                                                                                   25.29%        4.60%            --

Lehman Corporate High Yield Index(3)                                                      29.98%        8.48%         12.69%

VALUE OF A $10,000 INVESTMENT(1),(2)  as of September 30, 2003

[CHART]

Class A

              FIRST AMERICAN HIGH INCOME        FIRST AMERICAN HIGH INCOME        LEHMAN CORPORATE HIGH
                       FUND, CLASS A NAV                 FUND, CLASS A POP               YIELD INDEX(3)
8/2001                             10000                              9579                        10000
9/2001                              9339                              8945                         9328
9/2002                           8721.17                           8353.59                      9113.93
9/2003                             10921                             10458                        11846

[CHART]

Class Y

              FIRST AMERICAN HIGH INCOME     LEHMAN CORPORATE HIGH
                           FUND, CLASS Y            YIELD INDEX(3)
8/2001                             10000                   10000
9/2001                              9349                    9328
9/2002                           8761.76                 9113.93
9/2003                             10982                   11846

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    A significant portion of the Fund's portfolio may consist of lower- rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment-grade securities. The Fund may also invest in foreign securities including emerging markets. International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, limited liquidity, and volatile prices. The risks of international investing are particularly significant in emerging markets.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity. Payment-in-kind bonds, Eurobonds, and emerging markets debt securities are excluded, but SEC-registered Canadian and global bonds of issuers in non-emerging countries are included. Original issue zero coupon bonds, step-up coupon structures, and Rule 144A securities are also included.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

INTERMEDIATE GOVERNMENT BOND FUND

Investment Objective: PROVIDE INVESTORS WITH CURRENT INCOME THAT IS EXEMPT FROM STATE INCOME TAX, TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL

First American Intermediate Government Bond Fund Class Y shares returned 3.64% since inception on October 25, 2002 (Class A shares returned 3.53% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Intermediate Treasury Bond Index*, returned 3.30%.

At the Fund's inception, we had positioned the portfolio to benefit from a continued modest expansion of the economy with stable to modestly rising interest rates, an improvement in equity valuations driven by stronger earnings, improving credit fundamentals, and a general shift in investor attitude toward owning less-liquid fixed-income assets.

The Fund was positioned during the first half of the period with an allocation to agency securities of between 5% and 10% of total assets. As the difference between agency and Treasury yields widened, we increased the allocation in agency securities to between 25% and 30% and extended the maturities of our agency holding, in order to increase income earned by the Fund in a low-rate environment. This helped performance as agencies have provided excess returns relative to the benchmark of 0.70% to 1.50%, for intermediate and long maturities, respectively.

Within agencies, the Fund's holdings with maturities of 10 years and longer outperformed shorter maturities as long-term rates decreased more than short-term rates. Issuer diversification across government-sponsored entities became more critical, with yield spreads of Freddie Mac widening due to its accounting issues and Federal Home Loan Bank (FHLB) spreads suffering some weakness due to losses encountered by some of its member banks. Accordingly, the Fund diversified its holdings in government-sponsored entities, which had a positive affect on performance.

ANNUALIZED PERFORMANCE(1) as of September 30, 2003

                                                                              SINCE INCEPTION(3)
                                                                              ------------------
                                                                                 10/25/2002
Class A NAV                                                                         3.53%

Class A POP                                                                         1.20%

Class Y                                                                             3.64%

Lehman Intermediate Treasury Bond Index(2)                                          3.30%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

Class A

                  FIRST AMERICAN INTERMEDIATE           FIRST AMERICAN INTERMEDIATE      LEHMAN INTERMEDIATE TREASURY
            GOVERNMENT BOND FUND, CLASS A NAV     GOVERNMENT BOND FUND, CLASS A POP                     BOND INDEX(2)
10/2002                                 10000                                  9775                             10000
 9/2003                                 10353                                 10120                             10330

[CHART]

Class Y

                  FIRST AMERICAN INTERMEDIATE     LEHMAN INTERMEDIATE TREASURY
                GOVERNMENT BOND FUND, CLASS Y                    BOND INDEX(2)
10/2002                                 10000                            10000
 9/2003                                 10364                            10330

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at NAV.

(2) An unmanaged index comprised of public obligations of the U.S. Treasury with a remaining maturity between one and 10 years.

(3) The performance since inception for the index is calculated from the month end following the inception of the class. Performance reflects cumulative return since the Fund has been in operation less than one year.

INTERMEDIATE TERM BOND FUND

Investment Objective: CURRENT INCOME TO THE EXTENT CONSISTENT WITH PRESERVATION OF CAPITAL

First American Intermediate Term Bond Fund Class Y shares returned 5.25% for the fiscal year (Class A shares returned 5.09% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Intermediate Government/Credit Bond Index*, returned 6.01%.

As we entered the fourth quarter of 2002, the portfolio was positioned to benefit from a continued modest expansion of the economy with stable to modestly rising interest rates, an improvement in equity valuations driven by stronger earnings, improving credit fundamentals, and a general shift in investor attitude toward owning less-liquid fixed-income assets.

As the fiscal year began, the portfolio was underweight in corporate bonds (credit) relative to its benchmark. This underweight contributed significantly to the Fund's underperformance against the benchmark in late 2002 due to the recovery of corporate bonds, particularly higher-beta issuers (those with higher sensitivity to market movements), and the telecommunications and auto industries. In addition, stocks regained their footing, negative credit headlines subsided, and liquidity improved within the credit sector. For the remainder of the fiscal year, ended September 30, 2003, the Fund was positioned with an overweight to credit, which helped performance as credit generated positive returns of more than 7%.

Within the corporate bond (credit) segment, the Fund had overweight positions in higher-yielding AAA-rated asset-backed and commercial mortgage-backed securities, which helped performance as this sector outperformed Treasuries with similar duration. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates.

We also maintained an overweight to BBB and higher-beta, A-rated securities, with an underweight to higher-quality, higher-rated corporate securities. This helped performance as the BBB sector outperformed the AA corporate sector over the time period.

Our overweight positions within the telecommunications, media, and automotive sectors contributed positively to performance as these industries recovered from the negative credit environment of 2002 and posted double-digit returns later in the fiscal year.

The Fund also maintained roughly a 5% allocation to mortgage-backed securities, a nonindex sector, which performed very poorly amidst the interest-rate volatility in the summer of 2003. While the performance impact of this weighting was not significant, it contributed to the underperformance.

ANNUALIZED PERFORMANCE(1)  as of September 30, 2003

                                                                                                       SINCE INCEPTION(4)
                                                                                                    -----------------------
                                                               1 YEAR      5 YEARS      10 YEARS    1/9/1995     11/27/2000
Class A NAV                                                      5.09%        6.08%           --        7.22%            --

Class A POP                                                      2.71%        5.60%           --        6.94%            --

Class S                                                          5.09%          --            --          --           7.66%

Class Y                                                          5.25%        6.28%         6.30%         --             --

Lehman Intermediate Government/Credit Bond Index(3)              6.01%        6.69%         6.64%       7.72%          8.82%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

Class A

           FIRST AMERICAN INTERMEDIATE TERM     FIRST AMERICAN INTERMEDIATE TERM     LEHMAN INTERMEDIATE GOVERNMENT/
                     BOND FUND, CLASS A NAV               BOND FUND, CLASS A POP                CREDIT BOND INDEX(3)
 1/1995                               10000                                 9775                               10000
10/1995                             11243.7                              10991.2                               11077
10/1996                             11861.9                              11595.5                               11721
10/1997                             12696.8                              12411.6                               12599
10/1998                             13668.4                              13361.4                               13745
10/1999                             13886.6                              13574.8                               13882
10/2000                             14777.8                              14445.9                               14775
 9/2001                             16470.9                                16101                               16605
 9/2002                               17477                                17085                               17958
 9/2003                             18366.3                              17953.8                             19037.9

[CHART]

Class Y

           FIRST AMERICAN INTERMEDIATE TERM    LEHMAN INTERMEDIATE GOVERNMENT/
                         BOND FUND, CLASS Y               CREDIT BOND INDEX(3)
10/1993                               10000                              10000
10/1994                                9833                               9536
10/1995                               11031                              11077
10/1996                               11666                              11675
10/1997                               12531                              12704
10/1998                               13509                              14009
10/1999                               13771                              13916
10/2000                               14692                              14908
 9/2001                               16398                              16766
 9/2002                               17429                              18311
 9/2003                               18345                              19503

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares for the relevant period. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class S shares is not presented. Class S share performance will be substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities, in each case with maturities of one to 10 years.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

SHORT TERM BOND FUND

Investment Objective: CURRENT INCOME WHILE MAINTAINING A HIGH DEGREE OF PRINCIPAL STABILITY

First American Short Term Bond Fund Class Y shares returned 2.76% for the fiscal year (Class A shares returned 2.71% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman MF 1-3 Year Government/Credit Bond Index*, returned 3.81%.

The fixed-income markets were volatile during the past year due to changing expectations regarding the strength of the economy and Federal Reserve policy.

The Fund was duration-neutral for most of the past year, trading mostly between 95% and l05% relative to its benchmark. Duration is a time measure of interest-rate risk exposure that estimates how much a bond, or a bond fund's price, fluctuates with changes in interest rates.

Corporate notes performed well during the year. However, the Fund invests in very high-quality corporate notes and tends to be underweighted in lower-rated notes (e.g., notes rated BBB/Baa) compared to its benchmark. For much of the year, the Fund was underweighted in BBB/Baa corporate notes compared to the index, which hurt performance as lower-rated corporate securities performed significantly better than higher-rated corporate notes.

The Fund's higher allocation to mortgages throughout the past year hurt performance as these securities underperformed compared to U.S. Treasury and government-sponsored agency securities. Prepayments on mortgages were higher than expected throughout much of the year due to lower interest rates as homeowners refinanced their mortgages. This resulted in cash being reinvested at lower yields.

The allocation to asset-backed securities, particularly credit card, rate reduction, and auto asset-backed securities, helped performance. These securities provided additional yield over Treasuries and government-sponsored agencies and their spreads (the difference between yields of various types of bonds, relative to Treasuries) remained constant throughout the year.

The strategy of holding the securities until maturity also contributed positively to performance, especially with the increase in yields in July and August of this year that resulted in a steeper yield curve. Assuming no change in interest rates, a steeper yield curve means a bigger increase in the price of a bond from month to month as the maturity of the security gets shorter.

ANNUALIZED PERFORMANCE(1)  as of September 30, 2003

                                                                                                       SINCE INCEPTION(4)
                                                                                                     ----------------------
                                                               1 YEAR      5 YEARS     10 YEARS      2/4/1994     9/24/2001
Class A NAV                                                      2.71%        5.47%        5.46%           --            --

Class A POP                                                      0.37%        4.99%        5.22%           --            --

Class S                                                          2.61%          --           --            --          3.68%

Class Y                                                          2.76%        5.58%          --          5.62%           --

Lehman MF 1-3 Year Government/Credit Bond Index(3)               3.81%        5.91%        5.94%         6.13%         4.81%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

Class A

           FIRST AMERICAN SHORT TERM     FIRST AMERICAN SHORT TERM     LEHMAN MF 1-3 YEAR GOVERNMENT/
              BOND FUND, CLASS A NAV        BOND FUND, CLASS A POP               CREDIT BOND INDEX(3)
9/1993                         10000                       9775.17                              10000
9/1994                         10221                          9992                              10122
9/1995                         10893                         10649                              10961
9/1996                         11538                         11280                              11588
9/1997                         12241                         11967                              12392
9/1998                         13042                         12751                              13367
9/1999                         13489                         13187                              13814
9/2000                         14339                         14019                              14641
9/2001                         15841                         15487                              16215
9/2002                         16569                         16199                              17160
9/2003                         17018                         16637                              17814

[CHART]

Class Y

           FIRST AMERICAN SHORT TERM     LEHMAN MF 1-3 YEAR GOVERNMENT/
                  BOND FUND, CLASS Y               CREDIT BOND INDEX(3)
2/1994                         10000                              10000
9/1994                       10124.6                              10052
9/1995                         10789                              10885
9/1996                       11427.1                              11508
9/1997                       12121.9                              12307
9/1998                       12914.5                              13275
9/1999                       13370.1                              13718
9/2000                       14209.7                              14540
9/2001                       15719.2                              16104
9/2002                       16490.7                            17041.1
9/2003                         16945                              17691

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares for the relevant period. Total returns assume reinvestment of all distributions at NAV.

(2) Performance for Class S shares is not presented. Class S share performance will be substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index of one- to three-year Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

U.S. GOVERNMENT MORTGAGE FUND

Investment Objective: HIGH CURRENT INCOME TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL

First American U.S. Government Mortgage Fund Class Y shares returned 3.03% for the fiscal year (Class A shares returned 2.79% at net asset value for the same period). By comparison, the Fund's benchmark, the Lehman Mortgage-Backed Securities Index*, returned 3.50%.

As we entered the fourth quarter of 2002, the portfolio was positioned to benefit from a continued modest expansion of the economy, with stable to modestly rising interest rates, an improvement in equity valuations driven by stronger earnings, improving credit fundamentals, and a general shift in investor attitude toward owning less-liquid fixed-income assets.

The low interest-rate environment of late 2002 and mid-2003 resulted in record mortgage refinancing.

This negatively impacted returns in the mortgage sector relative to other fixed-income sectors as mortgage securities prepaid much faster than anticipated and holders of mortgage securities were forced to reinvest at lower interest rates.

The Fund was positioned with an overweight to 15-year mortgage securities over the time period, which modestly helped performance as 15-year mortgages outperformed 30-year mortgages over the time period.

The Fund was underweight in Ginnie Mae (GNMA) securities, which also helped performance as the GNMA sector lagged the conventional mortgage sector as the flight to quality bid from GNMA was reversed from 2002.

The portfolio actively engaged in a mortgage-backed when-issued dollar roll program with respect to 5% to 15% of the portfolio, which incrementally added to performance. In a dollar roll transaction, the Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. This strategy may also add leverage to the portfolio while increasing volatility in net asset value.

The Fund held overweighted positions in mortgage pools backed by smaller loans and Federal Housing Authority/Veteran's Administration reperforming loans (previously delinquent FHA/VA mortgage loans). This incrementally helped performance in the rapid prepayment environment as these loan pools generally have less prepayment risk than larger, higher-borrower quality loan pools.

In midyear, Fund performance lagged as interest rates rose while the portfolio was overweight in discount mortgages and underweight in premium mortgages. Premiums outperformed discounts over this time frame as mortgage prepayments slowed in the rising interest-rate environment.

ANNUALIZED PERFORMANCE(1)  as of September 30, 2003

                                                                                                 SINCE INCEPTION(4)
                                                                                        -----------------------------------
                                                  1 YEAR      5 YEARS     10 YEARS      6/7/1994    5/11/1995     9/24/2001
Class A NAV                                         2.79%        5.58%        5.41%           --           --            --

Class A POP                                        -1.62%        4.67%        4.95%           --           --            --

Class B NAV                                         1.96%        4.75%          --            --         5.22%           --

Class B POP                                        -2.91%        4.25%          --            --         5.22%           --

Class C NAV                                         1.91%          --           --            --           --          3.89%

Class C POP                                        -0.05%          --           --            --           --          3.37%

Class S                                             2.79%        5.49%          --          6.08%          --            --

Class Y                                             3.03%        5.76%        5.66%           --           --            --

Lehman Mortgage-Backed Securities Index(3)          3.50%        6.52%        6.89%         7.70%        7.17%         5.41%

VALUE OF A $10,000 INVESTMENT(1),(2) as of September 30, 2003

[CHART]

Class A

           FIRST AMERICAN U.S. GOVERNMENT     FIRST AMERICAN U.S. GOVERNMENT     LEHMAN MORTGAGE-BACKED
               MORTGAGE FUND, CLASS A NAV         MORTGAGE FUND, CLASS A POP        SECURITIES INDEX(3)
11/1993                             10000                               9574                      10000
11/1994                              9686                               9272                       9840
11/1995                             11103                              10628                      11442
11/1996                             11609                              11113                      12296
11/1997                             12213                              11691                      13243
11/1998                             13026                              12470                      14233
11/1999                             13205                              12640                      14594
10/2000                             14004                              13406                      15691
 9/2001                             15603                              14936                      17502
 9/2002                             16622                              15912                      18791
 9/2003                             17086                              16356                      19449

[CHART]

Class Y

           FIRST AMERICAN U.S. GOVERNMENT     LEHMAN MORTGAGE-BACKED
                   MORTGAGE FUND, CLASS Y        SECURITIES INDEX(3)
11/1993                             10000                      10000
11/1994                              9715                       9840
11/1995                             11169                      11442
11/1996                             11713                      12296
11/1997                             12359                      13243
11/1998                             13222                      14233
11/1999                             13443                      14594
10/2000                             14296                      15691
 9/2001                             15889                      17502
 9/2002                             16968                      18791
 9/2003                             17482                      19449

* Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

(1) Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the Fund's maximum sales charge and assume reinvestment of all distributions at NAV.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares, 1.00% for Class C shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

    On September 24, 2001, the U.S. Government Mortgage Fund became the successor by merger to the Firstar U.S. Government Securities Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar U.S. Government Securities Fund. The Firstar U.S. Government Securities Fund was organized on November 27, 2000, and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A share NAV performance due to similar expenses.

(3) An unmanaged index comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. It is formed by grouping the universe of more than 600,000 individual fixed-rate MBSpools into approximately 3,500 generic aggregates. The aggregates included are priced daily using a matrix pricing routine based on trade price quotations by agency, program, coupon, and degree of seasoning.

(4) The performance since inception for the index is calculated from the month end following the inception of the class.

REPORT OF INDEPENDENT AUDITORS

   To the Shareholders and Board of Directors
   First American Investment Funds, Inc.

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Core Bond (formerly Fixed Income), Corporate Bond, High Income Bond (formerly Strategic Income), Intermediate Government Bond, Intermediate Term Bond, Short Term Bond, and U.S. Government Mortgage (formerly U.S. Government Securities) Funds (certain funds constituting First American Investment Funds, Inc.) (the "Funds") as of September 30, 2003, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Intermediate Term Bond and U.S. Government Mortgage Funds for the periods presented through October 31, 2000 were audited by other auditors whose reports dated December 29, 2000 and January 21, 2000 expressed an unqualified opinion on those financial highlights.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of the Funds listed above First American Investment Funds, Inc. at September 30, 2003, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP

Minneapolis, Minnesota
November 7, 2003

SCHEDULE OF INVESTMENTS September 30, 2003

CORE BOND FUND

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES - 32.5%
ADJUSTABLE RATE (a) - 0.3%
FHLMC Pool
   3.767%, 04/01/29, #847190 (c)                                $              6,000   $       6,131
GNMA Pool
   5.751%, 08/20/23, #8259                                                         6               6
                                                                                       -------------
                                                                                               6,137
                                                                                       -------------
FIXED RATE - 32.2%
FHLMC Gold Pool
   6.500%, 05/01/17, #G11272                                                  10,140          10,685
   5.000%, 05/01/18, #E96700                                                  18,856          19,321
   6.500%, 01/01/28, #G00876                                                   4,715           4,955
   6.500%, 09/01/28, #C14872                                                   6,502           6,798
   6.500%, 11/01/28, #C00676                                                   8,585           8,990
   6.500%, 12/01/28, #C00689                                                   6,099           6,377
   6.500%, 04/01/29, #C00742                                                   3,737           3,908
   6.500%, 01/01/30, #C55738                                                   3,483           3,642
   6.500%, 11/01/30, #G01149                                                     787             822
   6.500%, 02/01/31, #C47895                                                     233             243
   6.500%, 03/01/31, #G01244                                                   9,646          10,101
   6.500%, 05/01/31, #C51020                                                   6,025           6,287
   5.000%, 09/01/33, #C01622                                                  22,000          21,952
FHLMC Gold Pool TBA
   4.000%, 10/01/10 (b)                                                       16,580          16,627
FHLMC Pool
   7.500%, 04/01/07, #140151                                                       3               3
FNMA Pool
   7.750%, 06/01/08, #001464                                                      26              27
   3.790%, 07/01/13, #386314                                                  18,200          17,343
   6.255%, 09/01/13, #360500                                                   6,500           7,284
   5.500%, 02/01/14, #440780                                                   8,394           8,759
   7.000%, 02/01/15, #535206                                                   2,326           2,487
   7.000%, 08/01/16, #591038                                                   5,374           5,715
   5.500%, 12/01/17, #673010                                                  14,168          14,677
   6.000%, 12/01/17, #254547                                                  15,203          15,858
   4.500%, 05/01/18, #695854                                                  24,684          24,885
   5.000%, 06/01/18, #555545                                                  45,760          46,932
   6.000%, 10/01/22, #254513                                                  14,212          14,808
   7.000%, 04/01/26, #340798                                                   2,308           2,448
   7.000%, 05/01/26, #250551                                                   1,737           1,842
   6.500%, 05/01/28, #415794                                                   2,879           3,011
   6.000%, 12/01/28, #456276                                                   4,771           4,941
   6.500%, 02/01/29, #252255                                                   7,132           7,449
   6.500%, 03/01/29, #490758                                                   5,430           5,671
   6.000%, 05/01/29, #323715                                                   6,112           6,330
   6.500%, 07/01/29, #252570                                                   3,973           4,150
   6.500%, 08/01/29, #252645                                                      29              31
   6.000%, 12/01/29, #545061                                                  10,801          11,186
   6.500%, 05/01/30, #535300                                                   2,758           2,880
   6.500%, 02/01/31, #568895                                                     187             195
   6.000%, 05/01/31, #511797                                                   3,124           3,227
   6.500%, 02/01/32, #627117                                                  29,803          31,051
   7.000%, 07/01/32, #254379                                                  14,070          14,852
   7.000%, 07/01/32, #545813                                                   5,828           6,152
   7.000%, 07/01/32, #545815                                                   4,541           4,793
   6.500%, 08/01/32, #658822                                                   8,196           8,540
   6.500%, 09/01/32, #656918                                                  16,086          16,760
   6.000%, 10/01/32, #661581                                    $              8,540   $       8,814
   6.500%, 12/01/32, #669168                                                  10,711          11,159
   6.000%, 01/01/33, #676647                                                  19,838          20,470
   6.000%, 03/01/33, #688330                                                  19,121          19,730
   5.500%, 04/01/33, #694605                                                  20,770          21,192
   5.500%, 06/01/33, #709033                                                  23,000          23,467
   5.500%, 06/01/33, #709203                                                   8,323           8,492
   5.500%, 07/01/33, #709446                                                  21,079          21,517
   5.500%, 07/01/33, #720735                                                  12,431          12,684
   5.500%, 07/01/33, #728667                                                   8,479           8,651
   4.500%, 08/01/33, #555680                                                  16,498          15,978
   5.500%, 08/01/33, #728855                                                  19,957          20,372
   5.500%, 08/01/33, #733380                                                  19,968          20,383
FNMA Pool TBA
   3.518%, 04/01/29 (c)                                                       18,500          19,176
FNMA TBA
   6.000%, 10/01/33 (b)                                                       23,123          23,875
GNMA Pool
   6.500%, 04/15/29, #487110                                                   5,386           5,676
   7.500%, 11/15/30, #537699                                                   3,808           4,069
   6.000%, 03/15/31, #541302                                                   1,701           1,773
   6.000%, 03/15/31, #541306                                                   1,126           1,175
   6.000%, 03/15/31, #554675                                                   2,057           2,144
   6.500%, 05/15/32, #587673                                                   5,918           6,209
   6.500%, 08/15/32, #590376                                                   8,144           8,544
   6.000%, 03/15/33, #603520                                                  17,828          18,507
                                                                                       -------------
                                                                                             719,052
                                                                                       -------------
TOTAL U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
   (Cost $717,379)                                                                           725,189
                                                                                       -------------
U.S. GOVERNMENT & AGENCY SECURITIES - 25.2%
U.S. AGENCY DEBENTURES - 12.9%
FHLB
   4.470%, 11/15/06                                                               75              77
   7.000%, 06/29/09                                                              700             726
   7.000%, 08/19/09                                                              500             522
FHLMC
   4.250%, 06/15/05                                                           14,500          15,188
   3.250%, 02/25/08                                                           15,000          15,112
   5.625%, 03/15/11                                                           23,000          25,446
   5.750%, 01/15/12                                                           22,500          24,962
FNMA
   1.750%, 06/16/06, Callable 06/16/04 @ 100                                  24,000          23,651
   5.250%, 04/15/07                                                           20,000          21,830
   4.250%, 07/15/07                                                           29,000          30,650
   6.375%, 06/15/09                                                           54,500          62,678
   5.000%, 11/17/11                                                           16,200          16,595
   5.250%, 08/01/12                                                           24,000          25,042
   4.375%, 09/15/12                                                           24,000          24,143
                                                                                       -------------
                                                                                             286,622
                                                                                       -------------
U.S. TREASURIES - 12.3%
U.S. Treasury Bill
   0.890%, 01/22/04                                                            1,288           1,284
U.S. Treasury Bonds
   8.000%, 11/15/21                                                            9,123          12,655
   6.250%, 08/15/23                                                           26,140          30,551
   6.000%, 02/15/26                                                           32,250          36,740
   6.125%, 11/15/27                                                           15,690          18,173

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
   5.250%, 11/15/28                                             $             27,750   $      28,739
   5.250%, 02/15/29                                                           11,000          11,402
   5.375%, 02/15/31                                                           29,640          31,808
U.S. Treasury Notes
   5.875%, 02/15/04                                                              400             407
   7.250%, 08/15/04                                                              200             211
   7.875%, 11/15/04                                                              800             860
   6.500%, 05/15/05                                                              200             217
   6.500%, 08/15/05                                                              500             547
   2.000%, 08/31/05                                                           57,475          58,095
   5.625%, 02/15/06                                                            1,000           1,093
   6.875%, 05/15/06                                                              500             565
   3.250%, 08/15/08                                                            5,175           5,283
   3.875%, 02/15/13                                                            1,150           1,150
   4.250%, 08/15/13                                                           33,915          34,757
                                                                                       -------------
                                                                                             274,537
                                                                                       -------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $554,370)                                                                           561,159
                                                                                       -------------
CORPORATE BONDS - 25.0%
CONSUMER GOODS - 1.0%
Kraft Foods
   6.250%, 06/01/12                                                           11,545          12,665
Kroger
   6.750%, 04/15/12                                                            6,175           6,990
Miller Brewing
   5.500%, 08/15/13 (d)                                                        2,655           2,775
                                                                                       -------------
                                                                                              22,430
                                                                                       -------------
ENERGY - 1.6%
ConocoPhillips
   3.625%, 10/15/07                                                            8,400           8,609
Consolidated Natural Gas
   7.250%, 10/01/04                                                            4,070           4,264
Kinder Morgan Energy Partners
   7.300%, 08/15/33                                                            4,600           5,293
MidAmerican Energy Holdings
   5.875%, 10/01/12                                                            8,845           9,339
Valero Energy
   6.875%, 04/15/12                                                            6,300           7,050
                                                                                       -------------
                                                                                              34,555
                                                                                       -------------
FINANCE - 11.2%
Bank of America
   7.125%, 09/15/06                                                            7,000           7,949
BankBoston
   6.375%, 04/15/08                                                            8,350           9,369
Boeing Capital
   5.750%, 02/15/07                                                            7,500           8,092
Capital One Bank
   4.875%, 05/15/08                                                            5,500           5,670
Core Investment Grade Trust
   4.727%, 11/30/07                                                           38,510          40,365
Countrywide Home Loans, Series K
   4.250%, 12/19/07                                                           12,690          13,088
Credit Suisse First Boston
   5.875%, 08/01/06                                                            7,000           7,645
Donaldson Lufkin Jenrette
   6.875%, 11/01/05                                                            1,000           1,094
ERAC USA Finance
   7.350%, 06/15/08 (d)                                                        7,000           8,059
First National Bank of Chicago
   8.080%, 01/05/18                                             $              1,500   $       1,821
Ford Motor Credit
   5.800%, 01/12/09                                                           13,885          13,963
GE Global Insurance
   7.750%, 06/15/30                                                            7,000           8,367
General Motors Acceptance
   6.125%, 08/28/07                                                           14,135          14,916
Goldman Sachs
   5.500%, 11/15/14                                                            8,550           8,931
Household Finance
   4.625%, 01/15/08                                                           10,135          10,658
HSBC Bank
   6.950%, 03/15/11                                                            2,025           2,375
International Lease Finance
   5.750%, 02/15/07                                                            4,560           4,980
Series G
   8.150%, 10/01/04                                                              800             850
J. P. Morgan Chase
   5.750%, 01/02/13                                                           13,500          14,444
John Deere Capital
   7.000%, 03/15/12                                                           10,250          11,977
MBNA America Bank
   6.625%, 06/15/12 (d)                                                        4,000           4,507
Morgan Stanley
   6.799%, 06/15/12 (d)                                                        7,500           8,441
   5.300%, 03/01/13                                                            4,550           4,698
National Rural Utilities
   7.250%, 03/01/12                                                            3,250           3,814
Newcourt Credit Group, Series B
   6.875%, 02/16/05                                                            7,490           8,018
Norwest
   6.550%, 12/01/06                                                            5,000           5,667
SLM, Series A
   5.000%, 10/01/13                                                            8,075           8,161
Washington Mutual Bank
   5.500%, 01/15/13                                                            4,110           4,325
Westdeutsche Landesbank
   6.050%, 01/15/09                                                            6,200           6,883
                                                                                       -------------
                                                                                             249,127
                                                                                       -------------
MANUFACTURING - 1.2%
Centex
   7.500%, 01/15/12                                                            5,445           6,313
DaimlerChrysler
   4.750%, 01/15/08                                                            6,615           6,766
Ford Motor
   7.450%, 07/16/31                                                            3,470           3,190
Honeywell International
   7.000%, 03/15/07                                                            5,000           5,668
Noranda
   6.000%, 10/15/15                                                            5,080           5,148
                                                                                       -------------
                                                                                              27,085
                                                                                       -------------
REAL ESTATE - 1.0%
Boston Properties (REIT)
   6.250%, 01/15/13                                                            6,000           6,466
EOP Operating
   6.750%, 02/15/08                                                            6,000           6,738
Security Capital Group
   7.750%, 11/15/03                                                            2,850           2,872

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Simon Property Group (REIT)
   7.750%, 01/20/11                                             $              6,000   $       6,997
                                                                                       -------------
                                                                                              23,073
                                                                                       -------------
SERVICES - 2.1%
AOL Time Warner
   6.875%, 05/01/12                                                            4,015           4,501
AT&T Broadband
   8.375%, 03/15/13                                                           10,665          13,237
Duty Free International
   7.000%, 01/15/04 (c) (e)                                                    6,800           3,400
Liberty Media
   3.500%, 09/25/06                                                            7,250           7,231
UnitedHealth Group
   6.600%, 12/01/03                                                           10,000          10,083
Wyeth
   5.250%, 03/15/13                                                            7,685           7,973
                                                                                       -------------
                                                                                              46,425
                                                                                       -------------
TRANSPORTATION - 1.4%
Continental Airlines, Series 99-2
   7.056%, 09/15/09                                                            5,365           5,294
CSX
   5.500%, 08/01/13                                                            6,300           6,620
CSX, Series C
   5.850%, 12/01/03                                                            7,600           7,651
Delta Air Lines, Series 2000-1, Cl A2
   7.570%, 11/18/10                                                            3,200           3,184
Northwest Airlines, Series 991A
   6.810%, 02/01/20                                                            3,960           3,208
Southwest Airlines, Series 2001-1, Cl A1
   5.100%, 05/01/06                                                            4,619           4,898
                                                                                       -------------
                                                                                              30,855
                                                                                       -------------
UTILITIES - 4.9%
American Electric Power
   5.250%, 06/01/15                                                            3,750           3,672
Appalachian Power, Series E
   4.800%, 06/15/05                                                            3,000           3,133
AT&T
   7.000%, 11/15/06                                                           13,800          15,559
   6.500%, 03/15/13                                                            2,000           2,117
AT&T Wireless Services
   7.875%, 03/01/11                                                            8,230           9,617
Centerpoint Energy
   5.700%, 03/15/13 (d)                                                        5,035           5,308
Conectiv, Series A
   6.730%, 06/01/06                                                            3,904           4,188
Deutsche Telecom
   8.000%, 06/15/10                                                            3,285           4,022
   5.250%, 07/22/13                                                            3,715           3,771
FirstEnergy, Series B
   6.450%, 11/15/11                                                            2,020           2,092
FPL Group Capital
   7.625%, 09/15/06                                                            3,000           3,423
France Telecom
   9.250%, 03/01/11 (f)                                                        7,960           9,744
Progress Energy
   6.850%, 04/15/12                                                            5,010           5,576
PSEG Power
   6.950%, 06/01/12                                                            5,500           6,207
Sprint Capital
   6.875%, 11/15/28                                             $             13,850   $      13,506
Verizon Global Funding
   7.250%, 12/01/10                                                            5,200           6,067
   7.750%, 12/01/30                                                            2,440           2,938
Verizon Wireless
   5.375%, 12/15/06                                                            3,300           3,579
Xcel Energy
   3.400%, 07/01/08 (d)                                                        5,000           4,888
                                                                                       -------------
                                                                                             109,407
                                                                                       -------------
YANKEE - 0.6%
Pemex Project
   9.125%, 10/13/10                                                           11,995          14,334
                                                                                       -------------
TOTAL CORPORATE BONDS
   (Cost $533,225)                                                                           557,291
                                                                                       -------------
ASSET-BACKED SECURITIES - 8.8%
AUTOMOBILES - 3.5%
Americredit Automobile Receivables Trust
 Series 2003-BX, Cl A2A
   1.550%, 11/06/06                                                            9,700           9,714
Capital One Auto Finance Trust
 Series 2001-A, Cl A4
   5.400%, 05/15/08                                                           10,000          10,503
Nissan Auto Receivables Owner Trust
 Series 2003-B, Cl A3
   1.510%, 08/15/07                                                           16,900          16,855
WFS Financial Owner Trust
 Series 2003-1, Cl A3
   2.030%, 08/20/07                                                           14,750          14,865
 Series 2003-2, Cl A3
   1.760%, 01/21/08                                                           12,025          12,019
World Omni Auto Receivables Trust
 Series 2001-B, Cl A4
   4.490%, 08/20/08                                                           13,000          13,536
                                                                                       -------------
                                                                                              77,492
                                                                                       -------------
COMMERCIAL - 1.9%
Asset Securitization
 Series 1996-MD6, Cl A1B
   6.880%, 11/13/29                                                           18,600          18,669
Bank of America - First Union NB Commercial
 Mortgages, Series 2001-3, Cl A1
   4.890%, 04/11/37                                                            9,103           9,239
Merrill Lynch Mortgage Investors
 Series 1995-C3, Cl A3
   7.130%, 12/26/25 (a)                                                        2,625           2,696
Morgan Stanley Capital Investments
 Series 1999-FNV1, Cl A1
   6.120%, 03/15/31                                                            7,473           8,054
Sharps SP I LLC Net Interest Margin Trust
 Series 2003-HS1N
   7.480%, 06/01/33 (c)                                                        3,486           3,486
                                                                                       -------------
                                                                                              42,144
                                                                                       -------------
CREDIT CARDS - 1.1%
Citibank Credit Card Issuance Trust
 Series 2003-A2, Cl A2
   2.700%, 01/15/08                                                           11,825          12,015
 Series 2003-A3, Cl A3
   3.100%, 03/10/10                                                            5,900           5,913
Discover Card Master Trust
 Series 2001-5, Cl A
   5.300%, 11/16/06                                                            7,000           7,173

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Sears Credit Account Master Trust
 Series 1995-5, Cl A
   6.050%, 01/15/08                                             $                318   $         321
                                                                                       -------------
                                                                                              25,422
                                                                                       -------------
EQUIPMENT LEASING & RENTALS - 0.5%
CNH Equipment Trust
 Series 2003-A, Cl A2
   1.460%, 02/15/06                                                           10,000          10,017
                                                                                       -------------
HOME EQUITY - 1.8%
Aames Mortgage Trust
 Series 1997-B, Cl A6
   6.920%, 06/15/27                                                            2,241           2,247
Amresco Residential Security Mortgage
 Series 1997-3, Cl A9
   6.960%, 03/25/27                                                            3,986           4,002
Argent Securities
 Series 2003-W1, Cl A4
   1.313%, 12/27/33 (a) (f)                                                   31,410          31,425
Contimortgage Home Equity Loan Trust
 Series 1998-1, Cl A6
   6.580%, 12/15/18                                                              157             158
 Series 1997-3, Cl A8
   7.580%, 08/15/28                                                            2,046           2,158
Delta Home Equity Loan Trust
 Series 1997-3, Cl A6F
   6.860%, 10/25/28                                                              384             396
                                                                                       -------------
                                                                                              40,386
                                                                                       -------------
MANUFACTURED HOUSING - 0.0%
Green Tree Financial
 Series 1993-4, Cl A4
   6.600%, 01/15/19                                                               81              81
                                                                                       -------------
TRANSPORTATION - 0.0%
Northwest Airlines
 Series 1997-1, Cl 1C
   7.039%, 07/02/08                                                              539             417
                                                                                       -------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $193,898)                                                                           195,959
                                                                                       -------------
CMO - PRIVATE MORTGAGE-BACKED
 SECURITIES - 5.5%
ADJUSTABLE RATE - 0.9%
Wells Fargo Mortgage Backed Securities Trust
 Series 2003-D, Cl A1
   4.906%, 02/25/33 (a)                                                       18,637          19,013
                                                                                       -------------
FIXED RATE - 4.6%
Greenwich Capital Commercial Funding
 Series 2003-C1, Cl A2
   3.285%, 07/05/35                                                           13,783          13,390
GRP/AG Real Estate Asset Trust
 Series 2003-1, Cl A
   5.970%, 11/25/32 (c) (f)                                                    4,627           4,622
Nomura Asset Securities
 Series 1998-D6, Cl A1B
   6.590%, 03/15/30                                                           12,400          13,986
Structured Asset Securities
 Series 2003-30, Cl 1A1
   5.500%, 10/25/33 (c)                                                       24,235          24,417
Washington Mutual
 Series 1999-WM2, Cl 2A
   7.000%, 11/19/14                                                              896             917
 Series 2003-S10, Cl A2
   5.000%, 10/25/18 (b) (c)                                     $             16,570   $      16,736
 Series 2001-AR6, Cl A5
   5.603%, 01/26/32                                                            8,529           8,657
 Series 2002-AR4, Cl A7
   5.598%, 04/25/32                                                            7,354           7,458
Wells Fargo Mortgage Backed Securities Trust
 Series 2003-10, Cl A1
   4.500%, 09/25/18 (c)                                                       12,734          12,714
Westam Mortgage Financial
 Series 11, Cl A
   6.360%, 08/29/20                                                              241             249
                                                                                       -------------
                                                                                             103,146
                                                                                       -------------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $120,950)                                                                           122,159
                                                                                       -------------
CMO - U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES - 3.1%
FIXED RATE - 2.5%
FHLMC REMIC
 Series T-47, Cl A2
   1.650%, 08/27/05                                                            8,676           8,677
 Series 1998-M1, Cl A2
   6.250%, 01/25/08                                                            7,032           7,591
 Series 6, Cl C
   9.050%, 06/15/19                                                               92             101
 Series 1022, Cl J
   6.000%, 12/15/20                                                              126             127
 Series 162, Cl F
   7.000%, 05/15/21                                                              411             427
 Series 188, Cl H
   7.000%, 09/15/21                                                              852             855
 Series 1790, Cl A
   7.000%, 04/15/22                                                              361             380
 Series 1723, Cl PJ
   7.000%, 02/15/24                                                            7,133           7,461
 Series 1699, Cl TD
   6.000%, 03/15/24                                                           10,000          10,598
FNMA REMIC
 Series 1988-24, Cl G
   7.000%, 10/25/18                                                              201             214
 Series 1989-44, Cl H
   9.000%, 07/25/19                                                              158             174
 Series 1989-90, Cl E
   8.700%, 12/25/19                                                               29              31
 Series 1990-30, Cl E
   6.500%, 03/25/20                                                              136             143
 Series 1990-61, Cl H
   7.000%, 06/25/20                                                              136             144
 Series 1990-72, Cl B
   9.000%, 07/25/20                                                               87              96
 Series 1990-102, Cl J
   6.500%, 08/25/20                                                              131             137
 Series 1990-105, Cl J
   6.500%, 09/25/20                                                            1,300           1,374
 Series 1991-56, Cl M
   6.750%, 06/25/21                                                              508             535
 Series 1992-120, Cl C
   6.500%, 07/25/22                                                              203             214

DESCRIPTION                                                         PAR (000)/SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
 Series 1991-1, Cl PG
   6.500%, 04/25/28                                             $             15,343   $      16,179
                                                                                       -------------
                                                                                              55,458
                                                                                       -------------
Z-BONDS (g) - 0.6%
FHLMC REMIC
 Series 1118, Cl Z
   8.250%, 07/15/21                                                              227             232
 Series 1677, Cl Z
   7.500%, 07/15/23                                                            6,142           6,895
FNMA REMIC
 Series 1991-134, Cl Z
   7.000%, 10/25/21                                                              922             974
 Series 1996-35, Cl Z
   7.000%, 07/25/26                                                            5,044           5,425
                                                                                       -------------
                                                                                              13,526
                                                                                       -------------
TOTAL CMO - U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES
   (Cost $63,725)                                                                             68,984
                                                                                       -------------
RELATED PARTY MONEY MARKET FUND - 1.6%
First American Prime
 Obligations Fund, Cl Z (h)                                               34,920,686          34,921
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $34,921)                                                                             34,921
                                                                                       -------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING - 40.3%
COMMERCIAL PAPER - 4.2%
Bluegrass
   1.190%, 05/18/04                                                            3,486           3,486
CS First Boston
   1.415%, 10/01/03                                                           13,943          13,943
Danske Bank
   1.508%, 12/22/03                                                           13,943          13,943
Independent IV
   1.216%, 04/15/04                                                            9,063           9,063
K2 USA
   1.020%, 12/01/03                                                            6,959           6,959
Leafs
   1.339%, 04/20/04                                                            9,621           9,621
Mitten Mortgage
   1.130%, 10/08/03                                                            9,758           9,758
Mortgage Interest Network
   1.100%, 10/15/03                                                            3,484           3,484
   1.130%, 12/02/03                                                            6,959           6,959
Orchard Park
   1.245%, 04/06/04                                                            1,394           1,394
   1.220%, 07/06/04                                                           15,469          15,469
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                        94,079
                                                                                       -------------
CORPORATE OBLIGATIONS - 9.1%
Allstate Life Global
   1.092%, 08/16/04                                                           13,943          13,943
Bank of Scotland
   1.100%, 03/05/04                                                            6,972           6,972
Castle Hill III
   1.176%, 09/16/04                                                            4,183           4,183
Deutsche Bank
   1.430%, 12/31/03                                                            5,577           5,577
   1.340%, 03/22/04                                                            6,972           6,972
General Electric Capital Corporation
   1.150%, 07/09/07                                                            6,974           6,974
Halogen Fund
   1.150%, 10/03/03                                             $             29,000   $      29,000
Lloyd's Bank
   1.100%, 03/05/04                                                           13,943          13,943
Metlife Global Funding
   1.130%, 09/15/04                                                            8,364           8,364
   1.147%, 04/28/08                                                            5,856           5,856
Monet Trust
   1.210%, 12/28/03                                                           13,943          13,943
Residential Mortgage Securities
   1.140%, 09/11/04                                                           10,457          10,457
Sigma Finance
   1.268%, 08/09/04                                                           13,941          13,941
SMM Trust 2002-M
   1.140%, 09/23/04                                                           23,355          23,355
Svenska Handlsbankn
   1.100%, 03/03/04                                                           13,943          13,943
   1.100%, 03/15/04                                                            2,510           2,510
Wells Fargo Bank
   1.050%, 10/17/03                                                           13,943          13,943
   1.060%, 10/31/03                                                            9,760           9,760
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                  203,636
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                        557,726             558
Merrill Lynch Premier Institutional Fund                                   1,827,042           1,827
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                       2,385
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 3.4%
Commonwealth Life
   1.430%, 10/01/03                                                            7,040           7,040
General Electric Capital Assurance
   1.370%, 12/19/03                                                            2,789           2,789
Liquid Funding
   1.130%, 8/23/04                                                             6,969           6,969
   1.130%, 9/14/04                                                             6,970           6,970
Premium Asset Trust 02-7
   1.139%, 06/01/04                                                           20,775          20,775
Security Life Denver
   1.381%, 01/13/04                                                           18,126          18,126
   1.490%, 03/15/04                                                           13,943          13,943
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            76,612
                                                                                       -------------
REPURCHASE AGREEMENTS - 23.5%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/15/03,
   repurchase price $27,900,718
   (collateralized by Various Securities:
   Total Market Value $28,456,829)                                            27,886          27,886
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $34,858,991
   (collateralized by U.S. Government Securities:
   Total Market Value $35,555,373)                                            34,858          34,858
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,322,515
   (collateralized by U.S. Government Securities:
   Total Market Value $4,408,882)                                              4,322           4,322

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $11,154,911
   (collateralized by Mortgage Obligations:
   Total Market Value $11,712,605)                              $             11,155   $      11,155
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,971,787
   (collateralized by U.S. Government Securities:
   Total Market Value $7,111,009)                                              6,972           6,972
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $27,887,147
   (collateralized by U.S. Government Securities:
   Total Market Value $28,444,036)                                            27,886          27,886
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $55,774,553
   (collateralized by Corporate Securities:
   Total Market Value $58,561,251)                                            55,773          55,773
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $20,915,469
   (collateralized by Corporate Securities:
   Total Market Value $21,955,939)                                            20,915          20,915
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $13,943,670
   (collateralized by Various Securities:
   Total Market Value $14,374,417)                                            13,943          13,943
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $6,971,845
   (collateralized by Various Securities:
   Total Market Value $7,113,975)                                              6,972           6,972
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $38,344,869
   (collateralized by U.S. Government Securities:
   Total Market Value $39,110,661)                                            38,344          38,344
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $13,943,593
   (collateralized by U.S. Government Securities:
   Total Market Value 14,222,525)                                             13,943          13,943
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $27,887,385
   (collateralized by Various Securities:
   Total Market Value $28,258,127)                                            27,886          27,886
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,947,852
   (collateralized by Mortgage Obligations:
   Total Market Value $8,408,656)                                              7,948           7,948
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $41,830,755
   (collateralized by U.S. Government Securities:
   Total Market Value $42,666,629)                              $             41,829   $      41,829
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,258,855
   (collateralized by U.S. Government Securities:
   Total Market Value $1,284,481)                                              1,259           1,259
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,485,896
   (collateralized by U.S. Government Securities:
   Total Market Value $3,555,706)                                              3,486           3,486
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $8,366,151
   (collateralized by U.S. Government Securities:
   Total Market Value $8,533,628)                                              8,366           8,366
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $27,887,170
   (collateralized by U.S. Government Securities:
   Total Market Value $28,444,427)                                            27,886          27,886
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $34,858,962
   (collateralized by U.S. Government Securities:
   Total Market Value $35,555,391)                                            34,858          34,858
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $27,887,185 (collateralized by
   Asset-Backed and U.S. Government Securities:
   Total Market Value $28,444,990)                                            27,886          27,886
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $27,887,323
   (collateralized by Corporate Securities:
   Total Market Value $29,280,682)                                            27,886          27,886
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,390,130
   (collateralized by Asset-Backed Securities:
   Total Market Value $7,759,366)                                              7,390           7,390
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $43,364,727 (collateralized
   by Mortgage Obligations and Asset-Backed
   Securities: Total Market Value $45,541,363)                                43,363          43,363
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                  523,012
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $899,724)                                                                           899,724
                                                                                       -------------

DESCRIPTION                                                                              VALUE (000)
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 142.0%
   (Cost $3,118,192)                                                                   $   3,165,386
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (42.0)%                                                 (936,967)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $   2,228,419
                                                                                       -------------

(a) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003.
(b) Security purchased on a when-issued basis. On September 30, 2003, the total cost of investments purchased on a when-issued basis was $76,007,724. See note 2 in Notes to Financial Statements.
(c) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.
(d) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
    These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of September 30, 2003, the value of these investments was $33,978,375 or 1.5% of total net assets.
(e) Security is fair valued. As of September 30, 2003, the fair value of these investments was $3,400,000 or 0.2% of total net assets. See note 2 in Notes to Financial Statements.
(f) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at September 30, 2003, based upon the estimated timing and amount of future interest and principal payments.
(g) Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.
(h) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FHLB - Federal Loan Home Bank
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced

CORPORATE BOND FUND

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
CORPORATE BONDS - 90.9%
CONSUMER GOODS - 4.7%
Albertson's
   7.500%, 02/15/11                                             $                985   $       1,145
American Greetings
   6.100%, 08/01/28                                                            1,485           1,522
Delhaize America
   9.000%, 04/15/31                                                              490             541
General Mills
   6.000%, 02/15/12                                                              950           1,041
Kraft Foods
   6.250%, 06/01/12                                                            2,470           2,710
   6.500%, 11/01/31                                                              990           1,042
Kroger
   6.750%, 04/15/12                                                              940           1,064
   7.500%, 04/01/31                                                              985           1,162
Miller Brewing
   5.500%, 08/15/13 (a)                                                          645             674
Toys R US
   7.875%, 04/15/13                                                              885             957
Tyson Foods
   8.250%, 10/01/11                                                            1,235           1,478
                                                                                       -------------
                                                                                              13,336
                                                                                       -------------
ENERGY - 5.9%
Amerada Hess
   6.650%, 08/15/11                                                              970           1,064
ConocoPhillips
   3.625%, 10/15/07                                                            1,500           1,537
Consolidated Energy
   7.875%, 03/01/12                                                            1,000           1,042
Duke Capital
   7.500%, 10/01/09                                                              980           1,096
El Paso Natural Gas,
 Callable 08/01/07 @ 103.81
   7.625%, 08/01/10 (a)                                                        1,000             965
Kerr-McGee
   7.875%, 09/15/31                                                            1,230           1,431
Kinder Morgan
   6.500%, 09/01/12                                                            1,380           1,543
Kinder Morgan Energy Partners
   7.300%, 08/15/33                                                            1,000           1,151
MidAmerican Energy Holdings
   5.875%, 10/01/12                                                              990           1,045
Ocean Energy
   4.375%, 10/01/07                                                            1,990           2,075
TGT Pipeline
   5.200%, 06/01/18 (a)                                                          985             955
Valero Energy
   7.500%, 04/15/32                                                            1,220           1,359
Williams
   7.750%, 06/15/31                                                              990             897
XTO Energy
   6.250%, 04/15/13                                                              490             506
                                                                                       -------------
                                                                                              16,666
                                                                                       -------------
FINANCE - 29.4%
Abbey National Capital Trust,
 Callable 06/30/30 @ 100
   8.963%, 12/29/49 (b)                                                          980           1,340

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
BankBoston
   6.375%, 04/15/08                                             $              2,000   $       2,244
Bear Stearns
   7.800%, 08/15/07                                                            1,950           2,290
Boeing Capital
   5.800%, 01/15/13                                                            1,485           1,549
Capital One Bank
   6.500%, 06/13/13                                                              985           1,007
CBA Capital Trust I, Callable 06/30/15 @ 100
   5.805%, 12/31/49 (a)                                                          985           1,012
Core Investment Grade Trust
   4.727%, 11/30/07                                                            5,475           5,739
Countrywide Home Loans, Series K
   4.250%, 12/19/07                                                            2,000           2,063
Credit Suisse First Boston
   5.875%, 08/01/06                                                            3,000           3,276
ERAC USA Finance
   7.350%, 06/15/08 (a)                                                        1,500           1,727
Ford Motor Credit
   6.500%, 01/25/07                                                            3,450           3,641
   7.250%, 10/25/11                                                            2,900           3,027
GE Global Insurance
   7.750%, 06/15/30                                                            1,240           1,482
General Motors Acceptance
   6.125%, 08/28/07                                                            3,000           3,166
   6.875%, 09/15/11                                                            3,500           3,626
Goldman Sachs
   5.500%, 11/15/14                                                            1,000           1,045
Highmark
   6.800%, 08/15/13 (a)                                                          985           1,059
Household Finance
   4.625%, 01/15/08                                                            3,350           3,523
   7.000%, 05/15/12                                                            1,500           1,715
HSBC Capital Funding,
 Callable 06/30/10 @ 100
   9.547%, 12/31/49 (a)                                                        1,190           1,517
ING Capital Funding Trust III,
 Callable 12/31/10 @ 100
   8.439%, 12/31/10                                                            1,500           1,840
International Lease Finance
   4.500%, 05/01/08                                                            1,970           2,038
J. P. Morgan Chase
   5.750%, 01/02/13                                                            3,600           3,852
John Deere Capital
   7.000%, 03/15/12                                                            1,965           2,296
Key Bank
   7.000%, 02/01/11                                                            1,830           2,117
Lehman Brothers Holdings
   4.000%, 01/22/08                                                            2,550           2,631
Morgan Stanley
   6.100%, 04/15/06                                                            1,975           2,165
NB Capital Trust IV,
 Callable 04/15/17 @ 103.85
   8.250%, 04/15/27                                                            2,100           2,439
Newcourt Credit Group, Series B
   6.875%, 02/16/05                                                            1,475           1,579
North Fork Bancorp
   5.875%, 08/15/12                                                            1,975           2,140
Ohio National Life Insurance
   8.875%, 07/15/04 (a)                                                        2,000           2,102
Royal Bank of Scotland,
 Callable 09/30/31 @ 100
   7.648%, 09/30/31 (b)                                         $              2,000   $       2,384
SLM, Series A
   5.000%, 10/01/13                                                            1,480           1,496
SOC General Real Estate,
 Callable 09/30/07 @ 100
   7.640%, 12/29/49 (a) (b)                                                    1,465           1,673
Washington Mutual Finance
   6.250%, 05/15/06                                                            2,475           2,727
Wells Fargo, Callable 12/15/06 @ 103.98
   7.960%, 12/15/26                                                            2,000           2,272
Zurich Capital Trust, Callable 06/01/07 @ 104.19
   8.376%, 06/01/37 (a)                                                          985           1,096
                                                                                       -------------
                                                                                              82,895
                                                                                       -------------
MANUFACTURING - 11.4%
Abitibi-Consolidated
   8.550%, 08/01/10                                                              980           1,080
American Standard
   7.375%, 04/15/05                                                              980           1,034
Bombardier
   6.750%, 05/01/12 (a)                                                        1,000           1,042
Bowater Canada
   7.950%, 11/15/11                                                              500             518
Case New Holland, Callable 08/01/07 @ 104.63
   9.250%, 08/01/11 (a)                                                          495             530
Centex
   7.500%, 01/15/12                                                            1,950           2,261
Cooper Tire & Rubber
   8.000%, 12/15/19                                                              980           1,085
DaimlerChrysler
   4.750%, 01/15/08                                                            2,950           3,017
Delphi Auto Systems
   6.550%, 06/15/06                                                              985           1,058
Dow Chemical
   6.000%, 10/01/12                                                              990           1,039
Ford Motor
   7.450%, 07/16/31                                                            1,975           1,816
General Motors
   8.375%, 07/15/33                                                            1,450           1,527
Goodrich
   7.625%, 12/15/12                                                            1,085           1,246
L-3 Communications, Callable 07/15/08 @ 103.06
   6.125%, 07/15/13                                                              440             431
Lockheed Martin
   8.500%, 12/01/29                                                            1,230           1,644
Mohawk Industries
   7.200%, 04/15/12                                                            1,000           1,150
Noranda
   6.000%, 10/15/15                                                              975             988
Northrop Grumman
   7.750%, 02/15/31                                                            1,955           2,416
Phelps Dodge
   8.750%, 06/01/11                                                              985           1,187
Raytheon
   6.300%, 03/15/05                                                            1,950           2,080
Thermo Electron
   7.625%, 10/30/08                                                            1,460           1,680

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Tyco International
   6.125%, 01/15/09                                             $              1,000   $       1,037
Weyerhaeuser
   6.125%, 03/15/07                                                            1,950           2,158
                                                                                       -------------
                                                                                              32,024
                                                                                       -------------
REAL ESTATE - 3.3%
Boston Properties (REIT)
   6.250%, 01/15/13                                                              985           1,062
Hospitality Properties (REIT),
 Callable 08/15/12 @ 100
   6.750%, 02/15/13                                                            1,480           1,542
Post Apartment Homes
   6.850%, 03/16/15 (b)                                                        1,075           1,118
Prologis Trust (REIT)
   7.050%, 07/15/06                                                            1,500           1,675
Simon Property Group (REIT)
   7.750%, 01/20/11                                                            1,450           1,691
Vornado Realty (REIT)
   5.625%, 06/15/07                                                            1,975           2,092
                                                                                       -------------
                                                                                               9,180
                                                                                       -------------
SERVICES - 12.8%
Allied Waste North America,
 Series B, Callable 08/01/04 @ 105
   10.000%, 08/01/09                                                           1,335           1,447
AOL Time Warner
   6.125%, 04/15/06                                                              980           1,066
   6.875%, 05/01/12                                                            1,235           1,384
   7.625%, 04/15/31                                                            1,975           2,234
AT&T Broadband
   8.375%, 03/15/13                                                            3,470           4,307
Autonation
   9.000%, 08/01/08                                                            1,000           1,132
Cendant
   6.875%, 08/15/06                                                            2,000           2,211
Cox Communications
   7.750%, 11/01/10                                                              990           1,178
Federated Department Stores
   6.625%, 04/01/11                                                            1,950           2,219
HCA Columbia Healthcare
   8.750%, 09/01/10                                                            1,000           1,159
Iron Mountain, Callable 01/15/08 @ 103.87
   7.750%, 01/15/15                                                              490             510
Lenfest Communications
   8.375%, 11/01/05                                                              975           1,089
Liberty Media
   3.500%, 09/25/06                                                            1,480           1,476
McKesson
   7.750%, 02/01/12                                                              975           1,172
Medco Health Solutions
   7.250%, 08/15/13                                                              610             657
MGM Mirage
   8.375%, 02/01/11                                                            1,000           1,100
News America
   6.625%, 01/09/08                                                            2,000           2,257
Park Place Entertainment
   7.875%, 12/15/05                                                            1,000           1,060
Royal Caribbean Cruises
   8.250%, 04/01/05                                                            1,000           1,045
Starwood Hotels & Resorts
   7.375%, 05/01/07                                             $                975   $       1,044
TCI Communications
   8.750%, 08/01/15                                                            1,000           1,301
Tricon Global Restaurant
   7.650%, 05/15/08                                                            1,000           1,086
Viacom
   6.625%, 05/15/11                                                            1,735           1,982
Wyeth
   5.250%, 03/15/13                                                            1,740           1,805
                                                                                       -------------
                                                                                              35,921
                                                                                       -------------
TRANSPORTATION - 2.7%
American Airlines, Series 2001-1, Cl A2
   6.817%, 05/23/11                                                            1,500           1,260
Burlington Northern Santa Fe
   7.950%, 08/15/30                                                              985           1,234
Continental Airlines, Series 2001-1, Cl B
   7.033%, 06/15/11                                                            1,832           1,374
Delta Air Lines, Series 2001-1
   7.711%, 09/18/11 (b)                                                        1,500           1,230
Norfolk Southern
   7.800%, 05/15/27                                                              990           1,201
Union Pacific
   3.625%, 06/01/10                                                              985             952
United Air Lines, Series 2000-1
   8.030%, 07/01/11                                                            1,861             391
                                                                                       -------------
                                                                                               7,642
                                                                                       -------------
UTILITIES - 19.5%
Alliant Energy Resources
   9.750%, 01/15/13                                                              985           1,265
American Electric Power
   5.250%, 06/01/15                                                            1,985           1,944
AT&T
   7.800%, 11/15/11                                                            1,970           2,287
   8.500%, 11/15/31                                                              985           1,176
AT&T Wireless Services
   7.500%, 05/01/07                                                            1,475           1,681
   8.750%, 03/01/31                                                            1,225           1,531
British Telecom
   8.375%, 12/15/10                                                            1,975           2,408
Centerpoint Energy
   6.850%, 06/01/15 (a)                                                          985             958
Cincinnati Gas & Electric
   5.700%, 09/15/12                                                            1,980           2,120
Citizens Communications
   7.625%, 08/15/08                                                            1,485           1,734
Deutsche Telecom
   8.500%, 06/15/10                                                            1,480           1,812
   5.250%, 07/22/13                                                              400             406
   8.750%, 06/15/30                                                              985           1,254
DPL
   8.250%, 03/01/07                                                              985           1,072
FirstEnergy
 Series A
   5.500%, 11/15/06                                                              985           1,018
 Series B
   6.450%, 11/15/11                                                            1,075           1,113
FPL Group Capital
   7.625%, 09/15/06                                                            1,975           2,253
France Telecom
   9.250%, 03/01/11                                                            1,975           2,418
   10.000%, 03/01/31                                                             490             660

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Monongahela Power
   5.000%, 10/01/06                                             $                980   $         980
Northern State Power - Minnesota, Series B
   8.000%, 08/28/12                                                              680             837
Ohio Power
   5.500%, 02/15/13 (a)                                                        1,475           1,533
Oncor Electric Delivery
   6.375%, 01/15/15 (a)                                                        1,475           1,634
Progress Energy
   7.000%, 10/30/31                                                            2,000           2,105
PSEG Energy Holdings
   8.625%, 02/15/08                                                              690             701
Public Service Company of Colorado
   4.375%, 10/01/08                                                              980           1,017
Qwest Capital Funding
   7.750%, 08/15/06                                                              960             943
Southern Capital Funding, Series A
   5.300%, 02/01/07                                                              720             777
Sprint Capital
   6.000%, 01/15/07                                                            1,325           1,426
   8.375%, 03/15/12                                                            1,685           1,979
   6.875%, 11/15/28                                                            1,000             975
Tampa Electric
   6.375%, 08/15/12                                                              985           1,035
Telus
   8.000%, 06/01/11                                                            1,470           1,698
Verizon Global Funding
   7.250%, 12/01/10                                                            1,485           1,733
   7.375%, 09/01/12                                                            1,460           1,721
   7.750%, 12/01/30                                                            1,980           2,384
Verizon Wireless
   5.375%, 12/15/06                                                              980           1,063
Western Resources
   9.750%, 05/01/07                                                            1,000           1,117
                                                                                       -------------
                                                                                              54,768
                                                                                       -------------
YANKEE - 1.2%
Pemex Project
   9.125%, 10/13/10                                                            1,980           2,366
Pemex Project Funding Master Trust
   6.125%, 08/15/08                                                              990           1,049
                                                                                       -------------
                                                                                               3,415
                                                                                       -------------
TOTAL CORPORATE BONDS
   (Cost $244,165)                                                                           255,847
                                                                                       -------------
U.S. GOVERNMENT & AGENCY SECURITIES - 5.1%
U.S. AGENCY DEBENTURE - 2.2%
FHLMC
   5.750%, 01/15/12                                                            5,500           6,102
                                                                                       -------------
U.S. TREASURIES - 2.9%
U.S. Treasury Bill
   0.890%, 01/22/04                                                               35              35
U.S. Treasury Bond
   5.375%, 02/15/31                                                            2,785           2,989
U.S. Treasury Notes
   3.250%, 08/15/08                                                            1,780           1,817
   4.250%, 08/15/13                                                            3,425           3,510
                                                                                       -------------
                                                                                               8,351
                                                                                       -------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $14,002)                                                                             14,453
                                                                                       -------------

DESCRIPTION                                                         PAR (000)/SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.7%
HOME EQUITY - 1.1%
Green Tree Home Improvement Loan Trust
  Series 1997-A, Cl HEM2
   7.900%, 03/15/28                                             $              1,300   $       1,362
GRMT Mortgage Loan Trust
  Series 2001-1A, Cl M1
   7.772%, 07/20/31                                                            1,500           1,631
                                                                                       -------------
                                                                                               2,993
                                                                                       -------------
MANUFACTURED HOUSING - 0.3%
Green Tree Financial
  Series 1996-8, Cl A7
   8.050%, 10/15/27                                                              870             911
                                                                                       -------------
OTHER - 0.3%
Aircraft Finance Trust
  Series 1999-1A, Cl C
   8.000%, 05/15/24                                                              720             142
Juniper
  Series 2000-1, Cl A3
   8.220%, 04/15/12 (c)                                                        1,000             700
                                                                                       -------------
                                                                                                 842
                                                                                       -------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $5,303)                                                                               4,746
                                                                                       -------------
RELATED PARTY MONEY MARKET FUND - 1.0%
First American Prime
  Obligations Fund, Cl Z (d)                                               2,806,111           2,806
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $2,806)                                                                               2,806
                                                                                       -------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING - 18.5%
COMMERCIAL PAPER - 1.9%
Bluegrass
   1.190%, 05/18/04                                                              202             202
CS First Boston
   1.415%, 10/01/03                                                              806             806
Danske Bank
   1.508%, 12/22/03                                                              806             806
Independent IV
   1.216%, 04/15/04                                                              524             524
K2 USA
   1.020%, 12/01/03                                                              403             403
Leafs
   1.339%, 04/20/04                                                              556             556
Mitten Mortgage
   1.130%, 10/08/03                                                              564             564
Mortgage Interest Network
   1.100%, 10/15/03                                                              201             201
   1.130%, 12/02/03                                                              402             402
Orchard Park
   1.245%, 04/06/04                                                               81              81
   1.220%, 07/06/04                                                              895             895
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                         5,440
                                                                                       -------------
CORPORATE OBLIGATIONS - 4.2%
Allstate Life Global
   1.092%, 08/16/04                                                              806             806
Bank of Scotland
   1.100%, 03/05/04                                                              403             403
Castle Hill III
   1.176%, 09/16/04                                                              242             242

DESCRIPTION                                                         PAR (000)/SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
Deutsche Bank
   1.430%, 12/31/03                                             $                323   $         323
   1.340%, 03/22/04                                                              403             403
General Electric Capital Corporation
   1.150%, 07/09/07                                                              403             403
Halogen Fund
   1.150%, 10/03/03                                                            1,676           1,676
Lloyd's Bank
   1.100%, 03/05/04                                                              806             806
Metlife Global Funding
   1.130%, 09/15/04                                                              484             484
   1.147%, 04/28/08                                                              339             339
Monet Trust
   1.210%, 12/28/03                                                              806             806
Residential Mortgage Securities
   1.140%, 09/11/04                                                              605             605
Sigma Finance
   1.268%, 08/09/04                                                              806             806
SMM Trust 2002-M
   1.140%, 09/23/04                                                            1,350           1,350
Svenska Handlsbankn
   1.100%, 03/03/04                                                              806             806
   1.100%, 03/15/04                                                              145             145
Wells Fargo Bank
   1.050%, 10/17/03                                                              806             806
   1.060%, 10/31/03                                                              565             565
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                   11,774
                                                                                       -------------
MONEY MARKET FUNDS - 0.0%
AIM Short Term Liquid Asset Portfolio                                         32,247              32
Merrill Lynch Premier Institutional Fund                                     105,637             106
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                         138
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 1.6%
Commonwealth Life
   1.430%, 10/01/03                                                              407             407
General Electric Capital Assurance
   1.370%, 12/19/03                                                              161             161
Liquid Funding
   1.130%, 8/23/04                                                               403             403
   1.130%, 9/14/04                                                               403             403
Premium Asset Trust 02-7
   1.139%, 06/01/04                                                            1,201           1,201
Security Life Denver
   1.381%, 01/13/04                                                            1,048           1,048
   1.490%, 03/15/04                                                              806             806
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                             4,429
                                                                                       -------------
REPURCHASE AGREEMENTS - 10.8%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/15/03,
   repurchase price $1,613,181
   (collateralized by Various Securities:
   Total Market Value $1,645,334)                                              1,612           1,612
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,015,498
   (collateralized by U.S. Government Securities:
   Total Market Value $2,055,762)                                              2,016           2,016

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $249,922
   (collateralized by U.S. Government Securities:
   Total Market Value $254,915)                                 $                250   $         250
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $644,961
   (collateralized by Mortgage Obligations:
   Total Market Value $677,207)                                                  645             645
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $403,099
   (collateralized by U.S. Government Securities:
   Total Market Value $411,149)                                                  403             403
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,612,396
   (collateralized by U.S. Government Securities:
   Total Market Value $1,644,595)                                              1,612           1,612
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,224,807
   (collateralized by Corporate Securities:
   Total Market Value $3,385,930)                                              3,225           3,225
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,209,303
   (collateralized by Corporate Securities:
   Total Market Value $1,269,462)                                              1,209           1,209
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $806,204
   (collateralized by Various Securities:
   Total Market Value $831,109)                                                  806             806
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $403,102
   (collateralized by Various Securities:
   Total Market Value $411,320)                                                  403             403
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,217,047
   (collateralized by U.S. Government Securities:
   Total Market Value $2,261,324)                                              2,217           2,217
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $806,199
   (collateralized by U.S. Government Securities:
   Total Market Value $822,327)                                                  806             806
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,612,410
   (collateralized by Various Securities:
   Total Market Value $1,633,846)                                              1,612           1,612
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $459,534
   (collateralized by Mortgage Obligations:
   Total Market Value $486,177)                                                  460             460

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,418,596
   (collateralized by U.S. Government Securities:
   Total Market Value $2,466,925)                               $              2,419   $       2,419
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $72,785
   (collateralized by U.S. Government Securities:
   Total Market Value $74,267)                                                    73              73
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $201,550
   (collateralized by U.S. Government Securities:
   Total Market Value $205,586)                                                  202             202
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $483,719
   (collateralized by U.S. Government Securities:
   Total Market Value $493,402)                                                  484             484
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,612,397
   (collateralized by U.S. Government Securities:
   Total Market Value $1,644,617)                                              1,612           1,612
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,015,497
   (collateralized by U.S. Government Securities:
   Total Market Value $2,055,763)                                              2,016           2,016
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,612,398 (collateralized by
   Asset-Backed and U.S. Government Securities:
   Total Market Value $1,644,650)                                              1,612           1,612
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,612,406
   (collateralized by Corporate Securities:
   Total Market Value $1,692,968)                                              1,612           1,612
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $427,287
   (collateralized by Asset-Backed Securities:
   Total Market Value $448,636)                                                  427             427
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,507,288 (collateralized
   by Mortgage Obligations and Asset-Backed
   Securities: Total Market Value $2,633,138)                                  2,507           2,507
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                   30,240
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $52,021)                                                                             52,021
                                                                                       -------------

DESCRIPTION                                                                              VALUE (000)
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 117.2%
   (Cost $318,297)                                                                     $     329,873
OTHER ASSETS AND LIABILITIES, NET - (17.2)%                                                  (48,478)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $     281,395
                                                                                       -------------

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of September 30, 2003, the value of these investments was $18,477,483 or 6.6% of total net assets.

(b) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003.

(c) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.

(d) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

FHLMC - Federal Home Loan Mortgage Corporation

REIT - Real Estate Investment Trust

HIGH INCOME BOND FUND

DESCRIPTION                                                            PAR (000) (h)     VALUE (000)
----------------------------------------------------------------------------------------------------
HIGH YIELD CORPORATE BONDS - 94.5%
CONSUMER GOODS - 2.5%
Agrilink Foods, Callable 11/01/03 @ 105.94
   11.875%, 11/01/08                                            $                500   $         530
Canandaigua Brands,
  Callable 03/01/04 @ 104.25
   8.500%, 03/01/09                                                              500             530
Constellation Brands, Series B,
  Callable 01/15/07 @ 104.06
   8.125%, 01/15/12                                                              250             269
Corn Products International
   8.250%, 07/15/07                                                            1,000           1,105
Dean Foods
   6.625%, 05/15/09                                                              500             525
Del Monte, Callable 12/15/07 @ 104.31
   8.625%, 12/15/12 (a)                                                          500             545
Rayovac, Callable 10/01/08 @ 104.25
   8.500%, 10/01/13 (a)                                                          100             103
Sealy Mattress, Series B,
  Callable 10/01/03 @ 105.44
   10.875%, 12/15/07 (b)                                                         500             515
Seminis Vegetable Seeds,
  Callable 10/01/08 @ 105.13
   10.250%, 10/01/13 (a)                                                         250             266
Simmons, Callable 03/15/04 @ 105.13
   10.250%, 03/15/09                                                           1,000           1,070
Swift & Co., Callable 10/01/06 @ 106.25
   12.500%, 01/01/10 (a)                                                         750             832
                                                                                       -------------
                                                                                               6,290
                                                                                       -------------
ENERGY - 10.3%
ANR Pipeline, Calllable 03/15/07 @ 104.44
   8.875%, 03/15/10                                                              250             268
Chesapeake Energy, Callable 04/01/06 @ 104.06
   8.125%, 04/01/11                                                              800             868
Dynegy Holdings, Callable 07/15/08 @ 105.06
   10.125%, 07/15/13 (a)                                                       1,000           1,060
Dynegy-Roseton Danskamme, Series B
   7.670%, 11/08/16                                                            1,000             835
El Paso
   6.950%, 12/15/07                                                            1,000             880
   7.000%, 05/15/11                                                            1,500           1,230
   7.750%, 01/15/32                                                            2,000           1,475
El Paso Natural Gas, Callable 08/01/07 @ 103.81
   7.625%, 08/01/10 (a)                                                        1,400           1,351
El Paso Production Holding,
  Callable 06/01/08 @ 103.88
   7.750%, 06/01/13 (a)                                                        1,000             955
Frontier Escrow, Callable 04/15/08 @ 104
   8.000%, 04/15/13 (a)                                                          500             507
Giant Industries, Callable 05/15/07 @ 105.50
   11.000%, 05/15/12                                                           1,000             990
Gulfterra Energy Partners,
  Callable 12/01/07 @ 105.31
   10.625%, 12/01/12                                                           1,000           1,170
Newfield Exploration,
  Callable 08/15/07 @ 104.19
   8.375%, 08/15/12                                                            1,000           1,085
Parker Drilling, Series B,
  Callable 11/15/04 @ 105.06
   10.125%, 11/15/09                                                           1,000           1,020
Petrobras International Finance
   9.125%, 07/02/13 (c)                                         $                500   $         512
Premcor Refining Group,
  Callable 02/01/08 @ 104.75
   9.500%, 02/01/13                                                            1,000           1,100
Pride International,
  Callable 06/01/04 @ 105
   10.000%, 06/01/09                                                           1,000           1,075
Southern Natural Gas,
  Callable 03/15/07 @ 104.44
   8.875%, 03/15/10                                                              250             267
Swift Energy, Callable 08/01/04 @ 105.12
   10.250%, 08/01/09                                                           1,000           1,060
Tesoro Petroleum, Callable 04/01/07 @ 104.81
   9.625%, 04/01/12                                                            1,000             990
Vintage Petroleum, Callable 10/01/03 @ 103.23
   8.625%, 02/01/09                                                              500             516
Western Oil Sands
   8.375%, 05/01/12 (c)                                                        1,000           1,125
Westport Resources, Callable 11/01/06 @ 104.13
   8.250%, 11/01/11 (a)                                                          250             270
Williams
   6.500%, 08/01/06                                                            1,500           1,507
   7.125%, 09/01/11                                                            2,000           1,975
   7.750%, 06/15/31                                                            2,000           1,812
                                                                                       -------------
                                                                                              25,903
                                                                                       -------------
FINANCE - 0.5%
HLI Operating, Callable 06/15/07 @ 105.25
   10.500%, 06/15/10 (a)                                                         250             272
IOS Capital
   7.250%, 06/30/08                                                            1,000             971
                                                                                       -------------
                                                                                               1,243
                                                                                       -------------
MANUFACTURING - 26.5%
Abitibi-Consolidated
   8.550%, 08/01/10 (c)                                                        2,000           2,204
American Axle & Manufacturing,
  Callable 03/01/04 @ 104.88
   9.750%, 03/01/09                                                              500             539
American Standard
   7.375%, 02/01/08                                                            1,000           1,092
Amkor Technologies,
  Callable 05/15/08 @ 103.88
   7.750%, 05/15/13 (a)                                                          500             504
Amsted Industries, Callable 10/15/07 @ 105.13
   10.250%, 10/15/11 (a)                                                         800             858
Anchor Glass Container,
  Callable 02/15/08 @ 105.50
   11.000%, 02/15/13                                                           1,000           1,120
Appleton Papers, Series B,
  Callable 12/15/05 @ 106.25
   12.500%, 12/15/08                                                             500             547
Applied Extrusion Technologies, Series B,
  Callable 07/01/06 @ 105.37
   10.750%, 07/01/11                                                           1,000             790
Avaya, Callable 04/01/06 @ 105.56
   11.125%, 04/01/09                                                             500             579
Ball, Callable 12/15/07 @ 103.44
   6.875%, 12/15/12                                                              250             257
BE Aerospace, Callable 11/01/03 @ 104.75
   9.500%, 11/01/08                                                              500             450
Beazer Homes USA, Callable 04/15/07 @ 104.19
   8.375%, 04/15/12                                                            1,000           1,082

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                            PAR (000) (h)     VALUE (000)
----------------------------------------------------------------------------------------------------
Bowater Canada
   7.950%, 11/15/11 (c)                                         $              1,500   $       1,555
Buckeye Technologies,
  Callable 10/01/03 @ 101.54
   9.250%, 09/15/08                                                            1,000           1,005
Caraustar Industries,
  Callable 04/01/06 @ 105.25
   9.875%, 04/01/11                                                            1,000             985
Cascades, Callable 02/15/08 @ 103.63
   7.250%, 02/15/13 (a) (c)                                                    1,000           1,020
Case New Holland, Callable 08/01/07 @ 104.63
   9.250%, 08/01/11 (a)                                                        1,000           1,070
Collins & Aikman Products,
  Callable 10/01/03 @ 101.92
   11.500%, 04/15/06                                                             425             319
Crompton
   8.500%, 03/15/05                                                            1,000           1,052
Crown European Holdings,
  Callable 03/01/07 @ 104.75
   9.500%, 03/01/11 (a) (c)                                                    1,000           1,075
Cummins, Callable 12/01/06 @ 104.75
   9.500%, 12/01/10 (a)                                                          200             228
Dana
   6.500%, 03/15/08                                                            1,000           1,000
Diamond Brands Operating,
  Callable 10/01/03 @ 105.06
   10.125%, 04/15/08 (d) (e)                                                      50              --
Dura Operating, Series B,
  Callable 04/15/07 @ 104.31
   8.625%, 04/15/12                                                              500             517
Equistar Chemical Funding
   10.125%, 09/01/08                                                           1,250           1,244
Fisher Scientific International,
  Callable 05/01/07 @ 104.06
   8.125%, 05/01/12                                                            1,000           1,067
Flextronics International,
  Callable 05/15/08 @ 103.25
   6.500%, 05/15/13 (a) (c)                                                    1,000             982
FMC, Callable 11/01/06 @ 105.13
   10.250%, 11/01/09                                                             550             627
Georgia-Pacific
   7.500%, 05/15/06                                                            1,000           1,030
   8.125%, 05/15/11                                                            1,500           1,567
   8.875%, 05/15/31                                                            1,000           1,000
Gerdau Ameristeel, Callable 07/15/07 @ 105.38
   10.375%, 07/15/11 (a)                                                       1,000           1,012
Glenoit, Callable 10/01/03 @ 103.67
   11.000%, 04/15/07 (d) (e)                                                     100              --
Graphic Packaging International,
  Callable 08/15/08 @ 104.75
   9.500%, 08/15/13 (a)                                                          500             550
Greif Brothers, Callable 08/01/07 @ 104.44
   8.875%, 08/01/12                                                              700             756
Huntsman ICI Chemicals,
  Callable 07/01/04 @ 105.06
   10.125%, 07/01/09                                                           1,500           1,417
IMC Global, Series B
   10.875%, 06/01/08                                                             750             776
Johnsondiversey, Series B,
  Callable 05/15/07 @ 104.81
   9.625%, 05/15/12                                                              500             540
KB Home, Callable 02/01/07 @ 103.88
   7.750%, 02/01/10                                             $                500   $         525
L-3 Communications,
  Callable 07/15/08 @ 103.06
   6.125%, 07/15/13                                                              500             490
Lear, Series B
   8.110%, 05/15/09                                                            1,500           1,717
Levi Strauss
   7.000%, 11/01/06                                                              500             395
Lucent Technologies
   5.500%, 11/15/08                                                            1,000             850
Lyondell Chemical,
  Callable 05/01/04 @ 105.44
   10.875%, 05/01/09                                                           1,500           1,350
Lyondell Chemical, Series B,
  Callable 05/01/04 @ 104.94
   9.875%, 05/01/07                                                            1,000             952
Massey Energy
   6.950%, 03/01/07                                                            1,000             995
Nortek Holdings, Series B,
  Callable 10/01/03 @ 103.04
   9.125%, 09/01/07                                                              500             514
Nortel Networks
   6.125%, 02/15/06 (c)                                                        1,000           1,005
Nova Chemicals
   7.400%, 04/01/09 (c)                                                          500             551
OM Group, Callable 12/15/06 @ 104.63
   9.250%, 12/15/11                                                            1,000             985
Oregon Steel Mills, Callable 07/15/06 @ 105
   10.000%, 07/15/09                                                             250             203
Owens-Brockway Glass Container,
  Callable 02/15/06 @ 104.44
   8.875%, 02/15/09                                                            1,000           1,065
Owens-Illinois
   8.100%, 05/15/07                                                            2,000           2,045
Oxford Industries, Callable 06/01/07 @ 104.44
   8.875%, 06/01/11 (a)                                                          500             535
Perkinelmer, Callable 01/15/08 @ 104.44
   8.875%, 01/15/13                                                              500             544
Polyone, Callable 05/15/07 @ 105.31
   10.625%, 05/15/10                                                             800             676
Rockwood Specialties Group,
  Callable 05/15/07 @ 105.31
   10.625%, 05/15/11 (a)                                                         750             799
Russell, Callable 05/01/06 @ 104.63
   9.250%, 05/01/10                                                              500             531
Schuler Homes, Callable 07/15/05 @ 104.69
   9.375%, 07/15/09                                                            1,000           1,115
Sequa
   9.000%, 08/01/09                                                            1,000           1,090
Stone Container, Callable 07/01/07 @ 104.19
   8.375%, 07/01/12                                                            1,300           1,358
Technical Olympic USA,
  Callable 07/01/06 @ 104.50
   9.000%, 07/01/10                                                            1,000           1,050
Tembec Industries
   8.500%, 02/01/11 (c)                                                          500             487
Texas Industries, Callable 06/15/07 @ 105.13
   10.250%, 06/15/11 (a)                                                         800             880
TRW Automotive, Callable 02/15/08 @ 104.69
   9.375%, 02/15/13 (a)                                                          500             560
Tyco International
   6.375%, 02/15/06 (c)                                                        1,000           1,042
   6.750%, 02/15/11 (c)                                                        2,000           2,090
   6.875%, 01/15/29 (c)                                                        1,000             969

DESCRIPTION                                                            PAR (000) (h)     VALUE (000)
----------------------------------------------------------------------------------------------------
United Components, Callable 06/15/08 @ 104.69
   9.375%, 06/15/13 (a)                                         $                500   $         520
United States Steel, Callable 05/15/07 @ 104.88
   9.750%, 05/15/10                                                            1,000           1,025
USEC
   6.625%, 01/20/06                                                            1,000             942
Warnaco, Callable 06/15/08 @ 104.44
   8.875%, 06/15/13 (a)                                                          500             535
WCI Communities, Callable 05/01/07 @ 104.56
   9.125%, 05/01/12                                                            1,000           1,070
William Lyon Homes, Callable 04/01/08 @ 105.38
   10.750%, 04/01/13                                                           1,000           1,085
Xerox
   9.750%, 01/15/09                                                              500             552
   7.200%, 04/01/16                                                            1,000             932
                                                                                       -------------
                                                                                              66,445
                                                                                       -------------
REAL ESTATE - 1.3%
Corrections Corp. of America,
  Callable 05/01/07 @ 103.75
   7.500%, 05/01/11                                                              400             412
Felcor Lodging (REIT)
   8.500%, 06/01/11                                                              500             532
LNR Property, Callable 07/15/08 @ 103.81
   7.625%, 07/15/13 (a)                                                          800             822
Meristar Hospitality
   9.125%, 01/15/11                                                            1,000           1,042
Ventas Realty
   9.000%, 05/01/12                                                              500             548
                                                                                       -------------
                                                                                               3,356
                                                                                       -------------
SERVICES - 31.6%
Ahold Finance USA
   8.250%, 07/15/10                                                            1,000           1,080
Allied Waste North America
  Series B, Callable 01/01/04 @ 103.94
   7.875%, 01/01/09                                                            2,000           2,078
  Series B, Callable 08/01/04 @ 105
   10.000%, 08/01/09                                                           2,000           2,168
Alpharma, Callable 05/01/07 @ 104.31
   8.625%, 05/01/11 (a)                                                          500             498
AMC Entertainment, Callable 02/01/07 @ 104.94
   9.875%, 02/01/12                                                              500             546
Asbury Automotive Group,
  Callable 06/15/07 @ 104.50
   9.000%, 06/15/12                                                            1,000           1,000
Autonation
   9.000%, 08/01/08                                                            1,000           1,133
Aviall, Callable 07/01/07 @ 103.81
   7.625%, 07/01/11 (a)                                                          500             513
Bally Total Fitness Holdings, Series D,
  Callable 10/01/03 @ 104.94
   9.875%, 10/15/07                                                            1,000             940
Biovail, Callable 04/01/06 @ 103.94
   7.875%, 04/01/10 (c)                                                        1,000           1,030
Boca Resorts, Callable 04/15/04 @ 104.94
   9.875%, 04/15/09                                                            1,000           1,065
Boyd Gaming, Callable 12/15/07 @ 103.88
   7.750%, 12/15/12                                                            1,000           1,033
Buffets, Callable 07/15/06 @ 105.63
   11.250%, 07/15/10                                                             500             515
Charter Communications Holdings,
  Callable 04/01/04 @ 104.31
   8.625%, 04/01/09                                                            3,000           2,280
  Callable 05/15/06 @ 105.88
   11.750%, 05/15/11 (b)                                                       2,000           1,080
Cinemark USA, Callable 02/01/08 @ 104.50
   9.000%, 02/01/13                                             $                250   $         267
Corus Entertainment,
  Callable 03/01/07 @ 104.38
   8.750%, 03/01/12 (c)                                                          500             544
Coventry Health Care,
  Callable 02/15/07 @ 104.06
   8.125%, 02/15/12                                                              750             814
CSC Holdings, Callable 10/01/03 @ 104.80
   9.875%, 02/15/13                                                              750             780
Delhaize America
   9.000%, 04/15/31                                                            1,000           1,105
Dex Media East, Callable 11/15/07 @ 106.06
   12.125%, 11/15/12                                                             500             601
Dex Media West, Callable 08/15/08 @ 104.94
   9.875%, 08/15/13 (a)                                                          500             561
DirecTV Holdings, Callable 03/15/08 @ 104.19
   8.375%, 03/15/13 (a)                                                        1,000           1,128
Dominos, Series B, Callable 07/01/07 @ 104.13
   8.250%, 07/01/11 (a)                                                          750             797
Echostar DBS, Callable 01/15/06 @ 104.56
   9.125%, 01/15/09                                                            1,947           2,203
Emmis Communications, Series B,
  Callable 03/15/04 @ 104.06
   8.125%, 03/15/09                                                              500             521
Gap
   6.900%, 09/15/07                                                              500             538
Hanger Orthopedic, Callable 02/15/06 @ 105.19
   10.375%, 02/15/09                                                             350             391
HCA Columbia Healthcare
   8.750%, 09/01/10                                                            3,000           3,477
Hilton Hotels
   8.250%, 02/15/11                                                            1,000           1,118
HMH Properties, Series B,
  Callable 10/01/03 @ 103.99
   7.875%, 08/01/08                                                            1,025           1,053
Hollywood Entertainment,
  Callable 03/15/07 @ 104.81
   9.625%, 03/15/11                                                              750             814
Houghton Mifflin, Callable 02/01/08 @ 104.94
   9.875%, 02/01/13                                                            1,000           1,060
IASIS Healthcare, Callable 10/15/04 @ 106.50
   13.000%, 10/15/09                                                           1,000           1,125
Ingles Markets, Callable 12/01/06 @ 104.44
   8.875%, 12/01/11                                                            1,000           1,015
Iron Mountain
  Callable 04/01/06 @ 104.31
   8.625%, 04/01/13                                                              500             531
  Callable 01/15/08 @ 103.87
   7.750%, 01/15/15                                                              500             520
Isle of Capri Casinos, Callable 04/15/04 @ 104.38
   8.750%, 04/15/09                                                            1,000           1,058
J.C. Penney
   7.600%, 04/01/07                                                            1,000           1,080
   7.950%, 04/01/17                                                            1,000           1,055
Lamar Media, Callable 10/01/03 @ 102.88
   8.625%, 09/15/07                                                              250             258
Lodgenet Entertainment,
  Callable 06/15/08 @ 104.75
   9.500%, 06/15/13                                                              500             530
Mandalay Resort Group, Series B
   10.250%, 08/01/07                                                           1,500           1,710
Medco Health Solutions
   7.250%, 08/15/13                                                              250             269

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                            PAR (000) (h)     VALUE (000)
----------------------------------------------------------------------------------------------------
Mediacom, Callable 01/15/06 @ 104.75
   9.500%, 01/15/13                                             $              1,000   $         948
MGM Mirage
   8.375%, 02/01/11                                                            2,500           2,750
Mohegan Tribal Gaming
   6.375%, 07/15/09 (a)                                                        1,000           1,008
Moore North America,
  Callable 01/15/07 @ 103.94
   7.875%, 01/15/11 (a)                                                          250             264
Muzak, Callable 02/15/06 @ 105
   10.000%, 02/15/09                                                           1,000           1,045
Park Place Entertainment
   8.875%, 09/15/08                                                            2,000           2,205
Paxson Communications,
  Callable 07/15/05 @ 105.38
   10.750%, 07/15/08                                                             750             788
Payless Shoesource, Callable 08/01/08 @ 104.13
   8.250%, 08/01/13 (a)                                                          500             506
Pegasus Communications, Series B,
  Callable 10/01/03 @ 104.88
   9.750%, 12/01/06                                                              300             237
Penn National Gaming,
  Callable 03/15/06 @ 104.44
   8.875%, 03/15/10                                                            1,000           1,075
Primedia, Callable 05/15/06 @ 104.44
   8.875%, 05/15/11                                                              800             828
R. H. Donnelley Finance,
  Callable 12/15/07 @ 105.44
   10.875%, 12/15/12 (a)                                                       1,000           1,175
Radiologix, Series B, Callable 12/15/05 @ 105.25
   10.500%, 12/15/08                                                             500             488
Res-Care, Callable 11/15/05 @ 105.31
   10.625%, 11/15/08                                                             500             490
Resorts International Hotel & Casino,
  Callable 03/15/07 @ 106
   11.500%, 03/15/09                                                             800             793
Rite Aid
   7.125%, 01/15/07                                                            1,500           1,515
Rogers Cable
   6.250%, 06/15/13 (c)                                                        1,000             997
Rotech Healthcare, Callable 04/01/07 @ 104.75
   9.500%, 04/01/12                                                              750             793
Roundy's, Callable 06/15/07 @ 104.44
   8.875%, 06/15/12                                                            1,000           1,050
Royal Caribbean Cruises
   8.250%, 04/01/05 (c)                                                          500             523
   8.000%, 05/15/10 (c)                                                        1,000           1,055
Sbarro, Callable 09/15/04 @ 105.50
   11.000%, 09/15/09                                                             500             435
Service Corporation International
   7.700%, 04/15/09                                                            1,000           1,010
Shaw Communications
   8.250%, 04/11/10 (c)                                                          500             555
Sinclair Broadcast Group,
  Callable 03/15/07 @ 104
   8.000%, 03/15/12                                                            1,000           1,058
Six Flags,
  Callable 02/01/06 @ 104.44
   8.875%, 02/01/10                                                              500             460
  Callable 04/15/08 @ 104.88
   9.750%, 04/15/13 (a)                                                        1,000             935
Starwood Hotels & Resorts
   7.375%, 11/15/15                                                            1,000           1,031
Station Casinos, Callable 07/01/05 @ 103.70
   9.875%, 07/01/10                                                              500             553
Tenet Healthcare
   6.500%, 06/01/12                                             $              2,000   $       1,915
Triad Hospital Holdings, Series B,
  Callable 05/15/04 @ 105.50
   11.000%, 05/15/09                                                             750             825
Tricon Global Restaurant
   7.650%, 05/15/08                                                            1,000           1,086
United Rentals
  Series B, Callable 04/15/05 @ 105.38
   10.750%, 04/15/08                                                             500             555
  Series B, Callable 01/15/04 @ 104.63
   9.250%, 01/15/09                                                            1,000           1,035
Venetian Casino, Callable 06/15/06 @ 105.50
   11.000%, 06/15/10                                                             500             569
Vivendi Universal, Callable 04/15/07 @ 104.63
   9.250%, 04/15/10 (a) (c)                                                    1,250           1,444
Worldspan, Callable 06/15/07 @ 104.81
   9.625%, 06/15/11 (a)                                                          100             105
Wynn Las Vegas, Callable 11/01/06 @ 112
   12.000%, 11/01/10                                                             500             569
Young Broadcasting, Callable 03/01/06 @ 105
   10.000%, 03/01/11                                                             500             530
                                                                                       -------------
                                                                                              79,085
                                                                                       -------------
TRANSPORTATION - 1.9%
Continental Airlines, Series 2001-1, Cl B
   7.033%, 12/15/12                                                              928             696
CP Ships
   10.375%, 07/15/12 (c)                                                         500             573
Delta Air Lines
   7.900%, 12/15/09                                                            1,000             740
Laidlaw International,
  Callable 06/15/07 @ 105.38
   10.750%, 06/15/11 (a)                                                         750             795
Northwest Airlines
   9.875%, 03/15/07                                                            1,000             765
Stena, Callable 10/01/03 @ 102.92
   8.750%, 06/15/07 (c)                                                          525             538
United Air Lines, Series 00-2, Cl A1
   7.032%, 10/01/10 (e)                                                          784             635
                                                                                       -------------
                                                                                               4,742
                                                                                       -------------
UTILITIES - 19.9%
ACC Escrow, Callable 08/01/07 @ 105
   10.000%, 08/01/11 (a)                                                       1,000           1,073
AES
   9.375%, 09/15/10                                                            3,000           3,075
Alamosa Delaware, Callable 08/15/06 @ 106.81
   13.625%, 08/15/11                                                           1,000             980
Allegheny Energy Supply
   8.250%, 04/15/12 (a)                                                        1,500           1,290
American Tower, Callable 02/01/05 @ 104.69
   9.375%, 02/01/09                                                            1,000           1,025
Aquila
   9.450%, 02/01/11                                                            1,000             990
Calpine
   7.625%, 04/15/06                                                              500             399
   8.500%, 02/15/11                                                            1,500           1,056
Calpine, Callable 07/15/07 @ 104.25
   8.500%, 07/15/10 (a)                                                        2,000           1,840
Centerpoint Energy
   6.850%, 06/01/15 (a)                                                        2,000           1,946
Cincinnati Bell, Callable 07/15/08 @ 103.63
   7.250%, 07/15/13 (a)                                                          750             758

DESCRIPTION                                                            PAR (000) (h)     VALUE (000)
----------------------------------------------------------------------------------------------------
CMS Energy
   7.500%, 01/15/09                                             $              1,500   $       1,489
Crown Castle International,
  Callable 08/01/04 @ 105.63
   11.250%, 08/01/11 (b)                                                         700             697
  Callable 08/01/05 @ 105.38
   10.750%, 08/01/11                                                             500             555
Dobson Communications,
  Callable 10/01/08 @ 104.44
   8.875%, 10/01/13 (a)                                                          500             503
DPL
   8.250%, 03/01/07                                                            1,000           1,088
Empresa Nacional de Electricidad
   8.350%, 08/01/13 (a) (c)                                                      500             526
Homer City Funding
   8.137%, 10/01/19                                                            1,000           1,030
Illinova, Callable 12/15/06 @ 105.75
   11.500%, 12/15/10                                                           1,000           1,185
Insight Midwest, Callable 11/01/05 @ 105.25
   10.500%, 11/01/10                                                             500             523
Level 3 Communications,
  Callable 10/01/03 @ 104.56
   9.125%, 05/01/08                                                            1,000             840
Mirant Mid-Atlantic, Series C
   10.060%, 12/30/28                                                             974             945
Mission Energy Holdings
   13.500%, 07/15/08                                                             500             330
Nevada Power, Series E,
  Callable 10/15/06 @ 105.44
   10.875%, 10/15/09                                                           1,000           1,080
Nextel Communications,
  Callable 11/15/04 @ 104.69
   9.375%, 11/15/09                                                            4,000           4,340
  Callable 08/01/08 @ 103.69
   7.375%, 08/01/15                                                              500             510
Panamsat, Callable 02/01/07 @ 104.25
   8.500%, 02/01/12                                                            1,000           1,040
PG&E, Callable 07/15/06 @ 103.44
   6.875%, 07/15/08 (a)                                                        1,000           1,058
PSEG Energy Holdings
   10.000%, 10/01/09                                                           1,000           1,053
Qwest
   8.875%, 03/15/12 (a)                                                        1,000           1,105
  Callable 10/01/03 @ 103.36
   7.500%, 06/15/23                                                            1,000             925
Qwest Capital Funding
   7.750%, 08/15/06                                                            4,000           3,930
   6.875%, 07/15/28                                                            2,000           1,570
Qwest Services, Callable 12/15/06 @ 106.75
   13.500%, 12/15/10 (a)                                                       2,000           2,330
Reliant Resources, Callable 07/15/07 @ 104.63
   9.250%, 07/15/10 (a)                                                          500             453
Teco Energy
   7.200%, 05/01/11                                                              500             491
Telus
   8.000%, 06/01/11 (c)                                                        1,000           1,155
Time Warner Telecom, Callable 02/01/06 @ 105.06
   10.125%, 02/01/11                                                           1,000             998
Triton PCS, Callable 11/15/06 @ 104.38
   8.750%, 11/15/11                                                            1,000             998
Viatel, Callable 10/01/03 @ 105.63
   11.250%, 04/15/08 (d) (f)                                                      75              --

DESCRIPTION                                                     PAR (000)/SHARES (h)     VALUE (000)
----------------------------------------------------------------------------------------------------
Western Resources
   9.750%, 05/01/07                                             $              1,500   $       1,676
Western Wireless, Callable 07/15/08 @ 104.63
   9.250%, 07/15/13 (a)                                                        1,000           1,020
                                                                                       -------------
                                                                                              49,875
                                                                                       -------------
TOTAL HIGH YIELD CORPORATE BONDS
   (Cost $221,035)                                                                           236,939
                                                                                       -------------
CORPORATE BONDS - 0.8%
TRANSPORTATION - 0.8%
American Airlines, Series 1999-1, Cl A2
   7.024%, 04/15/11                                                            1,000             960
Continental Airlines, Series 99-2
   7.056%, 09/15/09                                                              175             173
Delta Air Lines, Series 2000-1, Cl B
   7.920%, 05/18/12                                                            1,000             830
Northwest Airlines, Series 991A
   6.810%, 08/01/21                                                              167             135
                                                                                       -------------
TOTAL CORPORATE BONDS
   (Cost $2,069)                                                                               2,098
                                                                                       -------------
U.S. GOVERNMENT & AGENCY SECURITY - 0.4%
U.S. TREASURY - 0.4%
U.S. Treasury Note
   1.625%, 01/31/05                                                            1,000           1,005
                                                                                       -------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITY
   (Cost $999)                                                                                 1,005
                                                                                       -------------
FOREIGN GOVERNMENT BOND - 0.2%
BRAZIL - 0.2%
Republic of Brazil
   10.000%, 08/07/11 (c)                                                         500             489
                                                                                       -------------
TOTAL FOREIGN GOVERNMENT BOND
   (Cost $483)                                                                                   489
                                                                                       -------------
ASSET-BACKED SECURITIES - 0.1%
MANUFACTURED HOUSING - 0.0%
Green Tree Financial
  Series 1998-1, Cl A1
   6.040%, 11/01/29                                                               18              18
                                                                                       -------------
OTHER - 0.1%
Aircraft Finance Trust
  Series 1999-1A, Cl C
   8.000%, 05/15/24                                                              720             143
                                                                                       -------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $681)                                                                                   161
                                                                                       -------------
COMMON STOCKS - 0.0%
BERMUDA - 0.0%
Viatel Holdings                                                                  294               1
                                                                                       -------------
UNITED STATES - 0.0%
NII Holdings, Class B (g)                                                        623              37
                                                                                       -------------
TOTAL COMMON STOCKS
   (Cost $148)                                                                                    38
                                                                                       -------------
U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITY - 0.0%
FIXED RATE - 0.0%
FNMA Pool
   6.695%, 08/01/05, #109031                                                      35              36
                                                                                       -------------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITY
   (Cost $35)                                                                                     36
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     PAR (000)/SHARES (h)     VALUE (000)
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
CAYMAN ISLANDS - 0.0%
NII Holdings, Series B (d) (f) (g)                                             5,751   $           6
                                                                                       -------------
UNITED STATES - 0.0%
Nebco Evans Holdings (PIK) (g)                                                   300              --
Pegasus Communications Fractional Shares (d) (f)                                  --              --
                                                                                       -------------
                                                                                                  --
                                                                                       -------------
TOTAL PREFERRED STOCKS
   (Cost $31)                                                                                      6
                                                                                       -------------
WARRANTS - 0.0%
CANADA - 0.0%
AT&T Canada, Expires 08/15/07 (a) (d) (f) (g)                                    100              --
                                                                                       -------------
NORWAY - 0.0%
Enitel Asa, Expires 04/03/05 (a) (g)                                           1,000              --
                                                                                       -------------
UNITED STATES - 0.0%
Electronic Retailing Systems International,
   Expires 02/01/04 (g)                                                           75              --
Sterling Chemical Holdings,
   Expires 08/15/08 (d) (f) (g)                                                  100              --
UIH Australia Pacific, Expires 05/15/06 (a) (g)                                  150              --
                                                                                       -------------
                                                                                                  --
                                                                                       -------------
TOTAL WARRANTS
   (Cost $6)                                                                                      --
                                                                                       -------------
RELATED PARTY MONEY MARKET FUND - 1.1%
First American Prime
  Obligations Fund, Cl Z (i)
   (Cost $2,809)                                                           2,808,744           2,809
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND                                                          2,809
                                                                                       -------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING - 30.0%
COMMERCIAL PAPER - 3.1%
Bluegrass
   1.190%, 05/18/04                                             $                291             291
CS First Boston
   1.415%, 10/01/03                                                            1,166           1,166
Danske Bank
   1.508%, 12/22/03                                                            1,166           1,166
Independent IV
   1.216%, 04/15/04                                                              758             758
K2 USA
   1.020%, 12/01/03                                                              582             582
Leafs
   1.339%, 04/20/04                                                              804             804
Mitten Mortgage
   1.130%, 10/08/03                                                              816             816
Mortgage Interest Network
   1.100%, 10/15/03                                                              291             291
   1.130%, 12/02/03                                                              582             582
Orchard Park
   1.245%, 04/06/04                                                              117             117
   1.220%, 07/06/04                                                            1,293           1,293
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                         7,866
                                                                                       -------------
CORPORATE OBLIGATIONS - 6.8%
Allstate Life Global
   1.092%, 08/16/04                                                            1,166           1,166
Bank of Scotland
   1.100%, 03/05/04                                                              583             583
Castle Hill III
   1.176%, 09/16/04                                                              350             350
Deutsche Bank
   1.430%, 12/31/03                                             $                466   $         466
   1.340%, 03/22/04                                                              583             583
General Electric Capital Corporation
   1.150%, 07/09/07                                                              583             583
Halogen Fund
   1.150%, 10/03/03                                                            2,424           2,424
Lloyd's Bank
   1.100%, 03/05/04                                                            1,166           1,166
Metlife Global Funding
   1.130%, 09/15/04                                                              699             699
   1.147%, 04/28/08                                                              490             490
Monet Trust
   1.210%, 12/28/03                                                            1,166           1,166
Residential Mortgage Securities
   1.140%, 09/11/04                                                              874             874
Sigma Finance
   1.268%, 08/09/04                                                            1,165           1,165
SMM Trust 2002-M
   1.140%, 09/23/04                                                            1,952           1,952
Svenska Handlsbankn
   1.100%, 03/03/04                                                            1,166           1,166
   1.100%, 03/15/04                                                              210             210
Wells Fargo Bank
   1.050%, 10/17/03                                                            1,166           1,166
   1.060%, 10/31/03                                                              816             816
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                   17,025
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                         46,625              47
Merrill Lynch Premier Institutional Fund                                     152,737             153
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                         200
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 2.6%
Commonwealth Life
   1.430%, 10/01/03                                                              588             588
General Electric Capital Assurance
   1.370%, 12/19/03                                                              233             233
Liquid Funding
   1.130%, 8/23/04                                                               582             582
   1.130%, 9/14/04                                                               582             582
Premium Asset Trust 02-7
   1.139%, 06/01/04                                                            1,737           1,737
Security Life Denver
   1.381%, 01/13/04                                                            1,515           1,515
   1.490%, 03/15/04                                                            1,165           1,165
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                             6,402
                                                                                       -------------
REPURCHASE AGREEMENTS - 17.4%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/15/03,
   repurchase price $2,332,444
   (collateralized by Various Securities:
   Total Market Value $2,378,934)                                              2,331           2,331
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,914,142
   (collateralized by U.S. Government Securities:
   Total Market Value $2,972,358)                                              2,914           2,914
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $361,354
   (collateralized by U.S. Government Securities:
   Total Market Value $368,574)                                                  361             361

DESCRIPTION                                                            PAR (000) (h)     VALUE (000)
----------------------------------------------------------------------------------------------------
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $932,528
   (collateralized by Mortgage Obligations:
   Total Market Value $979,150)                                 $                932   $         932
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $582,827
   (collateralized by U.S. Government Securities:
   Total Market Value $594,466)                                                  583             583
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,331,309
   (collateralized by U.S. Government Securities:
   Total Market Value $2,377,864)                                              2,331           2,331
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,662,640
   (collateralized by Corporate Securities:
   Total Market Value $4,895,603)                                              4,662           4,662
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,748,491
   (collateralized by Corporate Securities:
   Total Market Value $1,835,472)                                              1,748           1,748
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,165,663
   (collateralized by Various Securities:
   Total Market Value $1,201,672)                                              1,166           1,166
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $582,832
   (collateralized by Various Securities:
   Total Market Value $594,714)                                                  583             583
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,205,554
   (collateralized by U.S. Government Securities:
   Total Market Value $3,269,573)                                              3,206           3,206
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,165,656
   (collateralized by U.S. Government Securities:
   Total Market Value $1,188,975)                                              1,166           1,166
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,331,329
   (collateralized by Various Securities:
   Total Market Value $2,362,323)                                              2,331           2,331
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $664,424
   (collateralized by Mortgage Obligations:
   Total Market Value $702,947)                                                  665             665
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,496,967
   (collateralized by U.S. Government Securities:
   Total Market Value $3,566,844)                               $              3,497   $       3,497
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $105,238
   (collateralized by U.S. Government Securities:
   Total Market Value $107,380)                                                  105             105
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $291,414
   (collateralized by U.S. Government Securities:
   Total Market Value $297,250)                                                  292             292
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $699,393
   (collateralized by U.S. Government Securities:
   Total Market Value $713,394)                                                  699             699
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,331,311
   (collateralized by U.S. Government Securities:
   Total Market Value $2,377,897)                                              2,331           2,331
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,914,139
   (collateralized by U.S. Government Securities:
   Total Market Value $2,972,359)                                              2,914           2,914
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,331,313 (collateralized by
   Asset-Backed and U.S. Government Securities:
   Total Market Value $2,377,944)                                              2,331           2,331
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,331,324
   (collateralized by Corporate Securities:
   Total Market Value $2,447,806)                                              2,331           2,331
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $617,800
   (collateralized by Asset-Backed Securities:
   Total Market Value $648,667)                                                  618             618
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,625,204 (collateralized by
   Mortgage Obligations and Asset-Backed Securities:
   Total Market Value $3,807,166)                                              3,625           3,625
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                   43,722
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $75,215)                                                                             75,215
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                              VALUE (000)
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 127.1%
   (Cost $303,511)                                                                     $     318,796
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (27.1)%                                                  (67,966)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $     250,830
                                                                                       -------------

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of September 30, 2003, the value of these investments was $41,741,195 or 16.6% of total net assets.

(b) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at September 30, 2003, based upon the estimated timing and amount of future interest and principal payments.

(c) Represents a foreign high yield (non-investment grade) bond. On September 30, 2003, the value of these investments was $24,047,180, which represents 9.6% of total net assets.

(d) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.

(e) Security currently in default.

(f) Security is fair valued. As of September 30, 2003, the fair value of these investments was $5,521 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g) Non-income producing security.

(h) In U.S. dollars unless otherwise indicated.

(i) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

FNMA - Federal National Mortgage Association

PIK - Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

REIT - Real Estate Investment Trust

INTERMEDIATE GOVERNMENT BOND FUND

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES - 98.7%
U.S. AGENCY DEBENTURES - 26.8%
FFCB
   1.875%, 01/16/07                                             $              5,000   $       4,942
FHLB
   4.125%, 01/14/05                                                           10,000          10,364
   1.625%, 04/15/05                                                            7,500           7,530
   5.250%, 08/15/06                                                           10,000          10,849
FHLMC
   2.375%, 05/19/06, Callable 05/19/04 @ 100                                   5,000           5,005
   2.750%, 08/15/06                                                            5,000           5,079
   3.125%, 08/25/06, Callable 08/25/04 @ 100                                   3,500           3,541
   3.250%, 02/25/08                                                            5,000           5,037
   5.875%, 03/21/11                                                            4,250           4,681
FNMA
   2.625%, 04/21/06                                                            5,000           5,023
   1.750%, 06/16/06, Callable 06/16/04 @ 100                                   3,500           3,449
   3.500%, 01/28/08                                                           10,000          10,095
   3.250%, 08/15/08                                                            7,500           7,539
   6.375%, 06/15/09                                                            3,500           4,025
   4.375%, 09/15/12                                                            3,250           3,269
                                                                                       -------------
                                                                                              90,428
                                                                                       -------------
U.S. TREASURIES - 71.9%
U.S. Treasury Bond (STRIPS)
   0.000%, 11/15/04 (a)                                                       18,095          17,880
U.S. Treasury Bonds
   11.875%, 11/15/03                                                           2,700           2,735
   9.375%, 02/15/06                                                           34,150          40,281
   5.000%, 08/15/11                                                            5,000           5,470
   4.375%, 08/15/12                                                           10,000          10,428
   9.250%, 02/15/16                                                            4,750           6,988
U.S. Treasury Notes
   2.125%, 10/31/04                                                           20,000          20,219
   1.625%, 01/31/05                                                           13,000          13,071
   5.875%, 11/15/05                                                           13,000          14,182
   7.000%, 07/15/06                                                           20,750          23,639
   6.500%, 10/15/06                                                           13,550          15,345
   6.625%, 05/15/07                                                            6,750           7,773
   3.000%, 02/15/08                                                           10,000          10,170
   3.250%, 08/15/08                                                            4,000           4,084
   6.000%, 08/15/09                                                           22,000          25,424
   5.000%, 02/15/11                                                            5,500           6,032
   4.875%, 02/15/12                                                           10,000          10,820
   4.250%, 08/15/13                                                            8,000           8,199
                                                                                       -------------
                                                                                             242,740
                                                                                       -------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $322,041)                                                                           333,168
                                                                                       -------------

DESCRIPTION                                                         PAR (000)/SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION - 0.1%
U.S. Treasury Bill
   0.890%, 01/22/04                                             $                199   $         199
                                                                                       -------------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $199)                                                                                   199
                                                                                       -------------
RELATED PARTY MONEY MARKET FUND - 0.6%
First American Prime
 Obligations Fund, Cl Z (b)                                                2,123,834           2,124
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $2,124)                                                                               2,124
                                                                                       -------------
TOTAL INVESTMENTS - 99.4%
   (Cost $324,364)                                                                           335,491
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - 0.6%                                                       1,880
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $     337,371
                                                                                       -------------

(a) Principal only.

(b) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

STRIPS - Separate Trading of Registered Interest and Principal of Securities

INTERMEDIATE TERM BOND FUND

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
CORPORATE BONDS - 41.2%
CONSUMER GOODS - 2.1%
Bristol-Myers Squibb
   4.750%, 10/01/06                                             $              2,725   $       2,905
Colgate-Palmolive, Series B
   7.090%, 05/18/05                                                            4,130           4,498
Conagra Foods
   7.875%, 09/15/10                                                            4,260           5,181
Kraft Foods
   5.250%, 06/01/07                                                            8,600           9,197
Miller Brewing
   4.250%, 08/15/08 (a)                                                        2,535           2,605
Proctor & Gamble
   8.000%, 11/15/03                                                               50              50
Tyson Foods
   6.625%, 10/01/04                                                            5,165           5,378
                                                                                       -------------
                                                                                              29,814
                                                                                       -------------
ENERGY - 2.3%
Anadarko Petroleum
   6.125%, 03/15/12                                                            4,000           4,425
BP Amoco
   8.500%, 04/15/07                                                            1,000           1,161
Conoco
   5.900%, 04/15/04                                                            3,500           3,584
Conoco Funding
   6.350%, 10/15/11                                                            3,000           3,389
Duke Capital
   7.250%, 10/01/04                                                            1,500           1,565
MidAmerican Energy Holdings
   3.500%, 05/15/08                                                            4,600           4,563
Occidental Petroleum
   4.250%, 03/15/10                                                            5,000           5,085
Southern California Gas
   4.800%, 10/01/12                                                            3,000           3,101
Texaco Capital
   7.090%, 02/01/07                                                            1,000           1,135
Valero Energy
   6.875%, 04/15/12                                                            3,415           3,822
                                                                                       -------------
                                                                                              31,830
                                                                                       -------------
FINANCE - 21.1%
ABN AMRO
   7.250%, 05/31/05                                                            6,800           7,415
Aetna Services
   6.750%, 09/15/13                                                            1,875           2,118
Amsouth Bancorp
   7.750%, 05/15/04                                                            2,525           2,618
Bank of America
   7.125%, 09/15/06                                                            5,000           5,678
BankBoston
   6.375%, 04/15/08                                                            1,450           1,627
Bear Stearns
   6.875%, 10/01/05                                                            5,000           5,453
Boeing Capital
   5.800%, 01/15/13                                                            5,000           5,217
Capital One Bank
   5.750%, 09/15/10                                                            7,000           7,425
Core Investment Grade Trust
   4.727%, 11/30/07                                                           43,045          45,118
Countrywide Home Loans, Series K
   4.250%, 12/19/07                                                            8,025           8,277

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Credit Suisse First Boston
   5.875%, 08/01/06                                             $              3,500   $       3,822
Ford Motor Credit
   6.875%, 02/01/06                                                            6,205           6,603
   5.800%, 01/12/09                                                           10,010          10,066
General Electric Capital, Series A
   3.500%, 05/01/08                                                           18,955          19,169
General Motors Acceptance
   6.125%, 08/28/07                                                           14,260          15,048
Goldman Sachs
   5.500%, 11/15/14                                                            7,500           7,834
Household Finance
   4.625%, 01/15/08                                                           12,010          12,629
HSBC Bank
   6.950%, 03/15/11                                                            4,225           4,956
International Lease Finance
   5.700%, 11/03/03                                                            2,000           2,007
  Series G
   8.150%, 10/01/04                                                            2,500           2,656
J. P. Morgan Chase
   4.000%, 02/01/08                                                           10,625          10,978
   6.625%, 03/15/12                                                            2,050           2,328
John Deere Capital
   5.520%, 04/30/04                                                            3,000           3,070
   7.000%, 03/15/12                                                            3,125           3,651
Key Bank
   7.000%, 02/01/11                                                            4,000           4,628
Lehman Brothers Holdings
   11.625%, 05/15/05                                                           2,450           2,799
MBNA America Bank
   6.750%, 03/15/08 (a)                                                        5,075           5,599
Morgan Stanley
   3.625%, 04/01/08                                                            9,705           9,819
   6.799%, 06/15/12 (a)                                                       33,090          37,242
National Rural Utilities
   5.750%, 08/28/09                                                            3,850           4,213
Newcourt Credit Group
  Series A
   7.125%, 12/17/03                                                            1,785           1,806
  Series B
   6.875%, 02/16/05                                                            2,800           2,997
SLM, Series A
   5.000%, 10/01/13                                                            5,410           5,468
Suntrust Banks
   6.125%, 02/15/04                                                            3,000           3,052
Synovus Financial
   6.125%, 10/15/03                                                            3,000           3,005
Wachovia
   7.050%, 08/01/05                                                            7,000           7,663
Washington Mutual Bank
   5.500%, 01/15/13                                                            2,375           2,499
Westdeutsche Landesbank
   6.750%, 06/15/05                                                            6,415           6,912
                                                                                       -------------
                                                                                             293,465
                                                                                       -------------
MANUFACTURING - 1.8%
Centex
   7.500%, 01/15/12                                                            3,000           3,478
DaimlerChrysler
   4.750%, 01/15/08                                                            7,395           7,564
Delphi Auto Systems
   6.550%, 06/15/06                                                            4,000           4,297
Dupont
   8.125%, 03/15/04                                             $              1,000   $       1,030
Praxair
   6.900%, 11/01/06                                                            1,000           1,130
Weyerhaeuser
   5.250%, 12/15/09                                                            6,500           6,808
                                                                                       -------------
                                                                                              24,307
                                                                                       -------------
REAL ESTATE - 1.3%
Boston Properties (REIT)
   6.250%, 01/15/13                                                            3,245           3,497
EOP Operating
   6.750%, 02/15/08                                                            5,000           5,615
Mack-Cali Realty (REIT)
   7.250%, 03/15/09                                                            4,500           5,177
Security Capital Group
   7.750%, 11/15/03                                                            3,700           3,728
                                                                                       -------------
                                                                                              18,017
                                                                                       -------------
SERVICES - 3.7%
AOL Time Warner
   6.875%, 05/01/12                                                            2,070           2,321
AT&T Broadband
   8.375%, 03/15/13                                                            7,580           9,408
Dayton Hudson
   5.875%, 11/01/08                                                            5,000           5,576
Federated Department Stores
   6.625%, 09/01/08                                                            3,825           4,325
Kroger
   7.450%, 03/01/08                                                            4,000           4,629
Liberty Media
   3.500%, 09/25/06                                                            4,300           4,289
News America
   6.625%, 01/09/08                                                            5,820           6,568
UnitedHealth Group
   6.600%, 12/01/03                                                            6,225           6,277
Viacom
   5.625%, 08/15/12                                                            2,000           2,156
Wyeth
   5.250%, 03/15/13                                                            5,450           5,654
                                                                                       -------------
                                                                                              51,203
                                                                                       -------------
TRANSPORTATION - 1.3%
Delta Air Lines, Series 2000-1, Cl A2
   7.570%, 11/18/10                                                            2,240           2,229
Federal Express, Series A2
   7.890%, 09/23/08                                                              578             654
Northwest Airlines, Series 2001-01, Cl A1
   7.041%, 04/01/22                                                            4,804           4,564
Southwest Airlines, Series 2001-1, Cl A1
   5.100%, 05/01/06                                                            2,999           3,180
Union Pacific
   6.625%, 02/01/08                                                            6,000           6,759
                                                                                       -------------
                                                                                              17,386
                                                                                       -------------
UTILITIES - 7.2%
AT&T
   7.500%, 04/01/04                                                            1,150           1,183
   7.000%, 11/15/06                                                            7,460           8,411
AT&T Wireless Services
   7.875%, 03/01/11                                                            6,195           7,239
Baltimore Gas & Electric
   5.250%, 12/15/06                                                            4,985           5,409

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Bellsouth Capital Funding
   7.750%, 02/15/10                                             $              3,000   $       3,631
Centerpoint Energy
   5.700%, 03/15/13 (a)                                                        3,810           4,017
Citizens Communications
   7.625%, 08/15/08                                                            5,000           5,837
Conectiv, Series A
   6.730%, 06/01/06                                                            2,800           3,004
Constellation Energy
   7.000%, 04/01/12                                                            3,550           4,051
Deutsche Telecom
   8.000%, 06/15/10                                                            2,000           2,449
   5.250%, 07/22/13                                                            2,455           2,492
Dominion Resources
   3.875%, 01/15/04                                                            4,500           4,523
DTE Energy
   7.050%, 06/01/11                                                            2,570           2,860
FirstEnergy, Series B
   6.450%, 11/15/11                                                            1,090           1,129
FPL Group Capital
   7.625%, 09/15/06                                                            4,540           5,179
France Telecom
   9.250%, 03/01/11 (b)                                                        3,525           4,315
Northern State Power - Minnesota, Series B
   8.000%, 08/28/12                                                            3,130           3,853
Pepco Holdings
   3.750%, 02/15/06                                                            5,000           5,117
SBC Communications
   5.875%, 08/15/12                                                            2,000           2,185
Southwestern Bell Telephone, Series C
   6.560%, 11/15/05                                                            1,000           1,098
Sprint Capital
   8.375%, 03/15/12                                                            8,300           9,746
Verizon Global Funding
   7.250%, 12/01/10                                                            3,750           4,375
   6.875%, 06/15/12                                                            3,925           4,470
Vodafone Group
   7.625%, 02/15/05                                                            3,500           3,771
                                                                                       -------------
                                                                                             100,344
                                                                                       -------------
YANKEE - 0.4%
Pemex Project
   9.125%, 10/13/10                                                            3,500           4,182
Pohang Iron & Steel
   7.125%, 07/15/04                                                              875             908
Sweden Kingdom, Callable 11/01/10 @ 100
   10.250%, 11/01/15                                                             400             533
                                                                                       -------------
                                                                                               5,623
                                                                                       -------------
TOTAL CORPORATE BONDS
   (Cost $548,711)                                                                           571,989
                                                                                       -------------
U.S. GOVERNMENT & AGENCY SECURITIES - 33.2%
U.S. AGENCY DEBENTURES - 22.1%
FFCB
   6.100%, 11/04/04                                                            6,350           6,693
   5.750%, 09/01/05                                                            5,000           5,389
FHLB
   6.250%, 08/13/04                                                            3,000           3,131
   3.875%, 12/15/04                                                            5,000           5,162
   6.060%, 05/24/06                                                            5,000           5,519
   6.090%, 06/02/06                                                            4,000           4,416
   6.375%, 08/15/06                                                            6,000           6,696
   5.795%, 06/19/08                                                              500             561
FHLMC
   6.875%, 01/15/05                                             $             13,000   $      13,929
   5.950%, 01/19/06                                                            6,000           6,549
   2.750%, 08/15/06                                                           26,000          26,409
   3.500%, 09/15/07                                                            1,005           1,034
   3.250%, 02/25/08, Callable 02/25/05 @ 100                                  13,000          13,097
   3.500%, 04/01/08, Callable 04/01/05 @ 100                                  12,700          12,781
   5.625%, 03/15/11                                                           26,000          28,765
   5.750%, 01/15/12                                                           13,000          14,422
FNMA
   4.750%, 11/14/03                                                           15,000          15,065
   5.125%, 02/13/04                                                            5,000           5,073
   7.125%, 02/15/05                                                            5,000           5,393
   3.875%, 03/15/05                                                              500             518
   6.400%, 09/27/05                                                            6,000           6,560
   6.000%, 12/15/05                                                              375             409
   2.625%, 04/21/06, Callable 04/21/04 @ 100                                  13,000          13,059
   1.750%, 06/16/06, Callable 06/16/04 @ 100                                  13,000          12,811
   5.250%, 04/15/07                                                           26,000          28,379
   3.250%, 08/15/08                                                            6,500           6,534
   6.375%, 06/15/09                                                           26,000          29,901
   5.250%, 08/01/12                                                           13,000          13,565
   4.375%, 09/15/12                                                            6,500           6,539
TVA
   6.375%, 06/15/05                                                            8,000           8,665
                                                                                       -------------
                                                                                             307,024
                                                                                       -------------
U.S. TREASURIES - 11.1%
U.S. Treasury Bill
   0.890%, 01/22/04                                                              777             774
U.S. Treasury Bond
   13.750%, 08/15/04                                                           8,000           8,869
U.S. Treasury Bond (STRIPS)
   0.000%, 11/15/04 (c)                                                       25,000          24,703
U.S. Treasury Notes
   3.250%, 12/31/03                                                           13,450          13,523
   1.625%, 01/31/05                                                            1,250           1,257
   1.500%, 02/28/05                                                            4,475           4,492
   1.625%, 04/30/05                                                            7,495           7,535
   2.375%, 08/15/06                                                            2,605           2,641
   3.250%, 08/15/08                                                            6,500           6,636
   5.000%, 02/15/11                                                           15,000          16,451
   5.000%, 08/15/11                                                           10,000          10,941
   4.875%, 02/15/12                                                           13,000          14,066
   3.875%, 02/15/13                                                           11,919          11,915
   4.250%, 08/15/13                                                           29,300          30,028
                                                                                       -------------
                                                                                             153,831
                                                                                       -------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $449,274)                                                                           460,855
                                                                                       -------------
ASSET-BACKED SECURITIES - 10.4%
AUTOMOBILES - 6.4%
Americredit Automobile Receivables Trust
  Series 2003-BX, Cl A2A
   1.550%, 11/06/06                                                            7,250           7,260
Capital One Auto Finance Trust
  Series 2002-1, Cl A4
   4.160%, 07/16/07                                                            3,000           3,116
  Series 2001-A, Cl A4
   5.400%, 05/15/08                                                            5,000           5,251
Honda Auto Receivables Owner Trust
  Series 2003-1, Cl A3
   1.920%, 11/20/06                                                           15,360          15,437
  Series 2002-4, Cl A4
   2.700%, 03/17/08                                                            7,345           7,484

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
MMCA Automobile Trust
  Series 2002-2, Cl A4
   4.300%, 03/15/10                                             $              4,525   $       4,602
Nissan Auto Receivables Owner Trust
  Series 2003-B, Cl A3
   1.510%, 08/15/07                                                            9,750           9,724
Toyota Auto Receivables Owners Trust
  Series 2002-B, Cl A4
   4.390%, 05/15/09                                                            6,000           6,272
USAA Auto Owner Trust
  Series 2003-1, Cl A4
   2.040%, 02/16/10                                                            1,495           1,502
WFS Financial Owner Trust
  Series 2003-2, Cl A3
   1.760%, 01/21/08                                                           14,270          14,263
Whole Auto Loan Trust
  Series 2002-1, Cl A3
   2.600%, 08/15/06                                                           13,000          13,193
                                                                                       -------------
                                                                                              88,104
                                                                                       -------------
COMMERCIAL - 0.4%
Morgan Stanley Capital Investments
  Series 1999-FNV1, Cl A1
   6.120%, 03/15/31                                                            3,660           3,945
Sharps SP I LLC Net Interest Margin Trust
  Series 2003-HS1N
   7.480%, 06/01/33 (e)                                                        2,167           2,167
                                                                                       -------------
                                                                                               6,112
                                                                                       -------------
CREDIT CARDS - 1.9%
Citibank Credit Card Issuance Trust
  Series 2003-A2, Cl A2
   2.700%, 01/15/08                                                           10,000          10,161
Citibank Credit Card Master Trust I
  Series 1997-6, Cl A
   0.000%, 08/15/06 (c)                                                        2,275           2,245
MBNA Credit Card Master Note Trust
  Series 2003-A1, Cl A1
   3.300%, 07/15/10                                                           12,560          12,705
Sears Credit Account Master Trust
  Series 2000-1, Series A
   7.250%, 11/15/07                                                            1,000           1,004
                                                                                       -------------
                                                                                              26,115
                                                                                       -------------
EQUIPMENT LEASES - 0.6%
CNH Equipment Trust
  Series 2003-A, Cl A2
   1.460%, 02/15/06                                                            9,000           9,016
                                                                                       -------------
HOME EQUITY - 1.1%
Advanta Mortgage Loan Trust
  Series 1997-1, Cl A5
   7.350%, 05/25/27                                                              536             537
AFC Home Equity Loan Trust
  Series 1996-4, Cl 1A7
   6.860%, 03/25/27                                                            2,681           2,795
Amresco Residential Security Mortgage
  Series 1997-3, Cl A9
   6.960%, 03/25/27                                                            2,720           2,731
Contimortgage Home Equity Loan Trust
  Series 1997-2, Cl A9
   7.090%, 04/15/28                                                            1,424           1,429
  Series 1997-3, Cl A9
   7.120%, 08/15/28                                                            3,153           3,231
Delta Funding Home Equity Loan Trust
  Series 1997-4, Cl A5F
   6.670%, 01/25/28                                             $                495   $         554
EQCC Home Equity Loan Trust
  Series 1996-1, Cl A4
   6.560%, 03/15/23                                                              522             524
  Series 1997-1, Cl A7
   7.120%, 05/15/28                                                              951             959
Mellon Residential Funding
  Series 2001-HEIL, Cl A3
   5.945%, 02/25/11                                                            1,046           1,047
Prudential Securities Financial
  Series 1993-8, Cl A
   5.775%, 11/15/14                                                              890             890
                                                                                       -------------
                                                                                              14,697
                                                                                       -------------
MANUFACTURED HOUSING - 0.0%
Green Tree Financial
  Series 1996-9, Cl A5
   7.200%, 01/15/28                                                              403             414
                                                                                       -------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $142,501)                                                                           144,458
                                                                                       -------------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 7.1%
FIXED RATE - 7.1%
CS First Boston Mortgage Securities
  Series 2003-AR24, Cl 2A4
   4.187%, 10/25/33 (e)                                                       11,500          11,579
GE Capital Commercial Mortgage
  Series 2003-C2, Cl A4
   5.145%, 07/10/37                                                           14,300          14,781
Greenwich Capital Commercial Funding
  Series 2002-C1, Cl A4
   4.948%, 01/11/35                                                           10,000          10,245
  Series 2003-C1, Cl A2
   3.285%, 07/05/35                                                            5,000           4,858
GRP/AG Real Estate Asset Trust
  Series 2003-1, Cl A
   5.970%, 11/25/32 (b) (e)                                                    2,314           2,311
GS Mortgage Securities II
  Series 2003-C1, Cl A2A
   3.590%, 01/10/40                                                           12,500          12,590
Nomura Asset Securities
  Series 1998-D6, Cl A1B
   6.590%, 03/15/30                                                           11,675          13,168
Norwest Asset Securities
  Series 1999-15, Cl A1
   6.250%, 06/25/14                                                              818             840
Residential Accredit Loans
  Series 1997-QS13, Cl M3
   7.250%, 12/25/27                                                            2,366           2,484
  Series 1998-KS1, Cl AI9
   6.440%, 03/25/28                                                              560             575
Salomon Brothers Mortgage Securities
  Series 1986-1, Cl A
   6.000%, 12/25/11                                                              281             289
Wachovia Bank Commercial Mortgage Trust
  Series 2002-C1, Cl A4
   6.287%, 04/15/34                                                           11,400          12,867
Washington Mutual
  Series 1999-WM2, Cl 2A
   7.000%, 11/19/14                                                              455             466
Wells Fargo Mortgage Backed Securities Trust
  Series 2003-J, Cl 2A5
   4.470%, 10/25/33 (e)                                                       11,500          11,385

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Westam Mortgage Financial
  Series 11, Cl A
   6.360%, 08/26/20                                             $                144   $         149
                                                                                       -------------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $97,236)                                                                             98,587
                                                                                       -------------
U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES - 2.9%
FIXED RATE - 2.9%
FHLMC Pool
   7.000%, 08/01/07, #183713                                                       1               1
   3.767%, 04/01/29, #847190 (e)                                               5,615           5,738
FHLMC Gold Pool
   5.500%, 09/01/06, #G40394                                                   1,333           1,360
   5.500%, 03/01/16, #E00960                                                   3,136           3,265
FHLMC Gold Pool TBA
   4.000%, 10/01/10 (d)                                                       10,000          10,028
FNMA Pool
   7.250%, 07/01/04, #034511                                                       2               3
   6.000%, 07/01/06, #252632                                                     490             501
   6.000%, 08/01/08, #050776                                                     298             312
   3.790%, 07/01/13, #386314                                                  10,410           9,920
   5.500%, 02/01/14, #440780                                                   2,452           2,558
   6.000%, 03/01/16, #535791                                                   4,636           4,860
   5.500%, 04/01/16, #572856                                                   1,863           1,940
GNMA Pool
   8.500%, 07/20/25, #002038                                                     165             179
                                                                                       -------------
TOTAL U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES
   (Cost $40,427)                                                                             40,665
                                                                                       -------------
CMO - U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES - 2.1%
FIXED RATE - 2.1%
FHLMC REMIC
  Series 1606, Cl H
   6.000%, 11/15/08                                                            3,317           3,500
  Series 2503, Cl JA
   5.500%, 07/15/10                                                            2,332           2,338
  Series 2389, Cl VA
   6.000%, 02/15/11                                                            4,242           4,550
  Series 1167, Cl E
   7.500%, 11/15/21                                                               85              89
  Series 1286, Cl A
   6.000%, 05/15/22                                                              298             307
  Series 1633, Cl PK
   6.000%, 09/15/22                                                            3,522           3,575
  Series 1634, Cl PH
   6.000%, 11/15/22                                                            3,815           3,946
FNMA REMIC
  Series 1993-55, Cl J
   6.500%, 11/25/07                                                              355             357
  Series 2002-55, Cl QR
   5.000%, 02/25/09                                                              217             216
  Series 2002-49, Cl KJ
   4.500%, 12/25/09                                                            1,076           1,078
  Series 2002-70, Cl QL
   4.500%, 12/25/17                                                            3,700           3,786
  Series 1990-89, Cl K
   6.500%, 07/25/20                                                               61              64
GNMA REMIC
  Series 2001-62, Cl VK
   6.500%, 01/16/11                                                            4,249           4,568
                                                                                       -------------
TOTAL CMO - U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES
   (Cost $27,954)                                                                             28,374
                                                                                       -------------

DESCRIPTION                                                         PAR (000)/SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BOND - 0.3%
MEXICO - 0.3%
United Mexican States
   7.500%, 01/14/12                                             $              3,500   $       3,967
                                                                                       -------------
TOTAL FOREIGN GOVERNMENT BOND
   (Cost $3,595)                                                                               3,967
                                                                                       -------------
MUNICIPAL BOND - 0.0%
Orange California Redevelopment Agency,
  Tax Allocation Revenue
   6.500%, 10/01/03                                                               25              25
                                                                                       -------------
TOTAL MUNICIPAL BOND
   (Cost $25)                                                                                     25
                                                                                       -------------
RELATED PARTY MONEY MARKET FUND - 3.7%
First American Prime
  Obligations Fund, Cl Z (f)                                              50,688,615          50,689
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $50,689)                                                                             50,689
                                                                                       -------------
INVESTMENTS PURCHASED WITHCASH PROCEEDS
   FROM SECURITIES LENDING - 44.3%
COMMERCIAL PAPER - 4.6%
Bluegrass
   1.190%, 05/18/04                                                            2,382           2,382
CS First Boston
   1.415%, 10/01/03                                                            9,527           9,527
Danske Bank
   1.508%, 12/22/03                                                            9,527           9,527
Independent IV
   1.216%, 04/15/04                                                            6,193           6,193
K2 USA
   1.020%, 12/01/03                                                            4,755           4,755
Leafs
   1.339%, 04/20/04                                                            6,574           6,574
Mitten Mortgage
   1.130%, 10/08/03                                                            6,667           6,667
Mortgage Interest Network
   1.100%, 10/15/03                                                            2,381           2,381
   1.130%, 12/02/03                                                            4,755           4,755
Orchard Park
   1.245%, 04/06/04                                                              953             953
   1.220%, 07/06/04                                                           10,570          10,570
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                        64,284
                                                                                       -------------
CORPORATE OBLIGATIONS - 10.0%
Allstate Life Global
   1.092%, 08/16/04                                                            9,527           9,527
Bank of Scotland
   1.100%, 03/05/04                                                            4,764           4,764
Castle Hill III
   1.176%, 09/16/04                                                            2,858           2,858
Deutsche Bank
   1.430%, 12/31/03                                                            3,811           3,811
   1.340%, 03/22/04                                                            4,764           4,764
General Electric Capital Corporation
   1.150%, 07/09/07                                                            4,765           4,765
Halogen Fund
   1.150%, 10/03/03                                                           19,815          19,815
Lloyds Bank
   1.100%, 03/05/04                                                            9,527           9,527
Metlife Global Funding
   1.130%, 09/15/04                                                            5,715           5,715
   1.147%, 04/28/08                                                            4,002           4,002

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         PAR (000)/SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
Monet Trust
   1.210%, 12/28/03                                             $              9,527   $       9,527
Residential Mortgage Securities
   1.140%, 09/11/04                                                            7,145           7,145
Sigma Finance
   1.268%, 08/09/04                                                            9,526           9,526
SMM Trust 2002-M
   1.140%, 09/23/04                                                           15,958          15,958
Svenska Handlsbankn
   1.100%, 03/03/04                                                            9,527           9,527
   1.100%, 03/15/04                                                            1,715           1,715
Wells Fargo Bank
   1.050%, 10/17/03                                                            9,527           9,527
   1.060%, 10/31/03                                                            6,669           6,669
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                  139,142
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                        381,087             381
Merrill Lynch Premier Institutional Fund                                   1,248,393           1,248
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                       1,629
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 3.8%
Commonwealth Life
   1.430%, 10/01/03                                                            4,810           4,810
General Electric Capital Assurance
   1.370%, 12/19/03                                                            1,906           1,906
Liquid Funding
   1.130%, 8/23/04                                                             4,762           4,762
   1.130%, 9/14/04                                                             4,763           4,763
Premium Asset Trust 02-7
   1.139%, 06/01/04                                                           14,195          14,195
Security Life Denver
   1.381%, 01/13/04                                                           12,385          12,385
   1.490%, 03/15/04                                                            9,527           9,527
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            52,348
                                                                                       -------------
REPURCHASE AGREEMENTS - 25.8%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/15/03,
   repurchase price $19,064,170
   (collateralized by Various Securities:
   Total Market Value $19,444,153)                                            19,054          19,054
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $23,818,661
   (collateralized by U.S. Government Securities:
   Total Market Value $24,294,489)                                            23,818          23,818
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,953,514
   (collateralized by U.S. Government Securities:
   Total Market Value $3,012,527)                                              2,954           2,954
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,621,994
   (collateralized by Mortgage Obligations:
   Total Market Value $8,003,059)                                              7,622           7,622
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,763,724
   (collateralized by U.S. Government Securities:
   Total Market Value $4,858,853)                                              4,764           4,764

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,054,897
   (collateralized by U.S. Government Securities:
   Total Market Value $19,435,412)                              $             19,054   $      19,054
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $38,109,972
   (collateralized by Corporate Securities:
   Total Market Value $40,014,084)                                            38,109          38,109
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $14,291,247
   (collateralized by Corporate Securities:
   Total Market Value $15,002,186)                                            14,291          14,291
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $9,527,515
   (collateralized by Various Securities:
   Total Market Value $9,821,838)                                              9,527           9,527
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,763,764
   (collateralized by Various Securities:
   Total Market Value $4,860,880)                                              4,764           4,764
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $26,200,513
   (collateralized by U.S. Government Securities:
   Total Market Value $26,723,767)                                            26,200          26,200
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $9,527,462
   (collateralized by U.S. Government Securities:
   Total Market Value $9,718,053)                                              9,527           9,527
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,055,060
   (collateralized by Various Securities:
   Total Market Value $19,308,383)                                            19,054          19,054
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,430,656
   (collateralized by Mortgage Obligations:
   Total Market Value $5,745,517)                                              5,431           5,431
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $28,582,370
   (collateralized by U.S. Government Securities:
   Total Market Value $29,153,511)                                            28,581          28,581
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $860,158
   (collateralized by U.S. Government Securities:
   Total Market Value $877,668)                                                  860             860
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,381,864
   (collateralized by U.S. Government Securities:
   Total Market Value $2,249,564)                                              2,382           2,382

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,716,474
   (collateralized by U.S. Government Securities:
   Total Market Value $5,830,909)                               $              5,716   $       5,716
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,054,913
   (collateralized by U.S. Government Securities:
   Total Market Value $19,435,679)                                            19,054          19,054
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $23,818,641
   (collateralized by U.S. Government Securities:
   Total Market Value $24,294,502)                                            23,818          23,818
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,054,924
   (collateralized by Asset-Backed and
   U.S. Government Securities:
   Total Market Value $19,436,064)                                            19,054          19,054
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $19,055,018
   (collateralized by Corporate Securities:
   Total Market Value $20,007,080)                                            19,054          19,054
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,049,573
   (collateralized by Asset-Backed Securities:
   Total Market Value $5,301,866)                                              5,049           5,049
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $29,630,511
   (collateralized by Mortgage Obligations and
   Asset-Backed Securities:
   Total Market Value $31,117,776)                                            29,629          29,629
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                  357,366
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $614,769)                                                                           614,769
                                                                                       -------------
TOTAL INVESTMENTS - 145.2%
   (Cost $1,975,181)                                                                   $   2,014,378
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (45.2)%                                                 (626,894)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $   1,387,484
                                                                                       -------------

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of September 30, 2003, the value of these investments was $49,462,849 or 3.6% of total net assets.

(b) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at September 30, 2003, based upon the estimated timing and amount of future interest and principal payments.

(c) Principal only.

(d) Security purchased on a when-issued basis. On September 30, 2003, the total cost of investments purchased on a when-issued basis was $9,934,375. See note 2 in Notes to Financial Statements.

(e) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.

(f) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

CMO - Collateralized Mortgage Obligation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA -  To Be Announced

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

SHORT TERM BOND FUND

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 28.6%
AUTOMOBILES - 9.1%
AESOP Funding II
  Series 2003-2A, Cl A1
   2.740%, 06/20/07 (a)                                         $             10,000   $      10,084
Americredit Automobile Receivables Trust
  Series 2002-C, Cl A2
   1.940%, 08/12/05                                                            1,409           1,410
Auto Bond Receivables Trust
  Series 1993-I, Cl A
   6.125%, 11/15/21 (b) (c)                                                      106              --
BMW Vehicle Owner Trust
  Series 2003-A, Cl A3
   1.940%, 02/25/07                                                            5,000           5,025
Capital Auto Receivables Asset Trust
  Series 2002-5, Cl A3B
   2.300%, 04/17/06                                                            3,000           3,029
  Series 2003-3, Cl A2A
   2.350%, 10/15/06                                                            6,000           6,068
  Series 2001-2, Cl A4
   5.000%, 12/15/06                                                            6,000           6,154
Capital One Auto Finance Trust
  Series 2001-A, Cl A4
   5.400%, 05/15/08                                                            3,000           3,151
Chase Manhattan Auto Owner Trust
  Series 2001-A, Cl A3
   4.550%, 08/15/05                                                              640             646
DaimlerChrysler Auto Trust
  Series 2000-E, Cl A3
   6.110%, 11/08/04                                                              646             651
  Series 2000-D, Cl A3
   6.660%, 01/08/05                                                              234             234
Ford Credit Auto Owner Trust
  Series 2000-G, Cl A4
   6.620%, 07/15/04                                                               39              39
  Series 2001-B, Cl A5
   5.360%, 06/15/05                                                            3,000           3,049
Harley-Davidson Motorcycle Trust
  Series 2003-2, Cl A2
   2.070%, 02/15/11                                                            7,000           6,982
Honda Auto Receivables Owner Trust
  Series 2003-1, Cl A3
   1.920%, 11/20/06                                                            4,000           4,020
  Series 2002-4, Cl A4
   2.700%, 03/17/08                                                            3,500           3,566
Household Automotive Trust
  Series 2001-2, Cl A3
   4.830%, 03/17/06                                                            1,458           1,473
Navistar Financial Owner Trust
  Series 2002-B, Cl A3A
   1.360%, 03/15/07 (d)                                                        6,500           6,497
Nissan Auto Lease Trust
  Series 2002-A, Cl A3B
   2.560%, 08/15/07 (a)                                                        7,000           7,078
Nissan Auto Receivables Owner Trust
  Series 2002-C, Cl A4
   3.330%, 01/15/08                                                            4,600           4,741
Toyota Auto Receivables Owner Trust
  Series 2003-B, Cl A4
   2.790%, 01/15/10                                             $              7,000   $       7,046
  Series 2003-A, Cl A4
   2.200%, 03/15/10                                                            4,000           4,015
WFS Financial Owner Trust
  Series 2002-4, Cl A3A
   2.390%, 08/20/07                                                            6,000           6,055
                                                                                       -------------
                                                                                              91,013
                                                                                       -------------
CREDIT CARDS - 7.0%
Bank One Issuance Trust
  Series 2002-A3, Cl A3
   3.590%, 05/17/10                                                            6,000           6,134
Capital One Master Trust
  Series 1998-4, Cl A
   5.430%, 01/15/07                                                            5,000           5,022
  Series 2001-7A, Cl A
   3.850%, 08/15/07                                                            5,000           5,088
  Series 2001-8A, Cl A
   4.600%, 08/17/09                                                            6,000           6,321
Citibank Credit Card Issuance Trust
  Series 2001-A8, Cl A8
   4.100%, 12/07/06                                                            3,700           3,803
  Series 2002-A3, Cl A3
   4.400%, 05/15/07                                                            7,000           7,272
Discover Card Master Trust I
  Series 2000-9, Cl A
   6.350%, 01/15/06                                                            2,000           2,174
  Series 1993-3, Cl A
   6.200%, 05/16/06                                                            2,200           2,212
  Series 1999-6, Cl A
   6.850%, 07/15/07                                                            5,000           5,330
Fleet Credit Card Master Trust II
  Series 2003-A, Cl A
   2.400%, 07/15/08                                                            8,500           8,578
Household Private Label Credit Card Trust
  Series 2001-2, Cl A
   4.950%, 06/16/08                                                            2,000           2,054
MBNA Master Credit Card Trust
  Series 1997-I, Cl A
   6.550%, 01/15/07                                                            3,500           3,657
  Series 1999-M, Cl A
   6.600%, 04/16/07                                                            3,000           3,167
Nationsbank Credit Card Master Trust
  Series 1993-2, Cl A
   6.000%, 12/15/05                                                            7,275           7,342
Sears Credit Account Master Trust
  Series 1999-3, Cl A
   6.450%, 11/17/09                                                            2,000           2,102
                                                                                       -------------
                                                                                              70,256
                                                                                       -------------
EQUIPMENT LEASES - 0.8%
CIT Equipment Collateral
  Series 2001-1, Cl A3
   5.230%, 10/20/04                                                              105             106
  Series 2001-A, Cl A4
   4.840%, 09/20/12                                                            3,481           3,604
CNH Equipment Trust
  Series 2003-A, Cl A2
   1.460%, 02/15/06                                                            4,000           4,007
                                                                                       -------------
                                                                                               7,717
                                                                                       -------------

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
HOME EQUITY - 7.5%
Aames Mortgage Trust
  Series 2002-1, Cl A2
   5.378%, 06/25/29 (e)                                         $              3,509   $       3,630
Advanta Mortgage Loan Trust
  Series 2000-2, Cl A4
   7.930%, 04/25/23 (e)                                                        2,300           2,466
AFC Home Equity Loan Trust
  Series 1997-2, Cl 1A5
   6.970%, 06/25/27                                                              736             778
Centex Home Equity
  Series 2000-C, Cl A4
   7.720%, 05/25/29                                                            4,929           5,235
  Series 2003-C, Cl AV
   1.430%, 09/26/33 (d)                                                        7,000           6,993
Chase Funding Mortgage Loan
  Series 2002-4, Cl 1A2
   2.810%, 10/25/17                                                            4,000           4,034
  Series 2003-1, Cl 2A1
   2.176%, 12/25/21                                                            3,666           3,673
  Series 1998-1, Cl IA4
   6.340%, 04/25/25                                                              959             966
Contimortgage Home Equity Loan Trust
  Series 1998-2, Cl A7
   6.570%, 03/15/23                                                            2,000           2,092
Emergent Home Equity Loan Trust
  Series 1997-3, Cl A5
   7.290%, 10/20/28                                                            2,253           2,406
EQCC Home Equity Loan Trust
  Series 1997-3, Cl A8
   6.410%, 12/15/04                                                              676             682
Equivantage Home Equity Loan Trust
  Series 1996-1, Cl A
   6.550%, 10/25/25                                                              565             591
  Series 1996-4, Cl A
   6.750%, 01/25/28                                                            1,449           1,448
FNMA, Series 2002-W11, Cl AF3
   3.318%, 11/25/32                                                            4,700           4,765
Household Home Equity Loan Trust
  Series 2003-1, Cl A
   1.450%, 10/20/32 (d)                                                        5,010           5,013
IMC Home Equity Loan Trust
  Series 1998-3, Cl A7
   6.720%, 08/20/29 (e)                                                        5,000           5,200
Irwin Home Equity
  Series 2001-2, Cl 2A5
   6.520%, 02/25/27 (e)                                                        3,900           4,262
Money Store Home Equity Trust
  Series 1996-D, Cl A7
   7.110%, 04/15/25                                                              414             415
  Series 1997-B, Cl A8
   6.900%, 07/15/38                                                              517             535
New Century Home Equity Loan Trust
  Series 1997-NC6, Cl A7
   7.190%, 01/25/29 (e)                                                        4,665           4,899
Residential Asset Mortgage Products
  Series 2002-RS6, Cl AI3
   3.821%, 01/25/28                                                            7,000           7,151
  Series 2003-RS3, Cl AI2
   3.380%, 03/25/29                                                            2,200           2,218
Saxon Asset Securities Trust
  Series 2001-1, Cl AF5
   6.853%, 03/25/32 (e)                                         $              5,000   $       5,317
                                                                                       -------------
                                                                                              74,769
                                                                                       -------------
MANUFACTURED HOUSING - 0.1%
Oakwood Mortgage Investors
  Series 1999-A, Cl A2
   5.890%, 04/15/29                                                              718             722
                                                                                       -------------
RECREATIONAL VEHICLES - 0.4%
Distribution Financial Services RV Trust
  Series 1999-3, Cl A4
   6.650%, 03/15/11                                                              410             413
  Series 2001-1, Cl A3
   4.740%, 05/15/13                                                            3,474           3,496
                                                                                       -------------
                                                                                               3,909
                                                                                       -------------
UTILITIES - 3.7%
Comed Transitional Funding Trust
  Series 1998-1, Cl A5
   5.440%, 03/25/07                                                            8,037           8,321
Detroit Edison Securitization Funding
  Series 2001-1, Cl A3
   5.875%, 03/01/10                                                            5,000           5,471
Massachusetts RRB Special Purpose Trust
  Series 1999-1, Cl A4
   6.910%, 09/15/09                                                            5,200           5,884
Peco Energy Transition Trust
  Series 1999-A, Cl A4
   5.800%, 03/01/07                                                            1,984           2,105
  Series 1999-A, Cl A6
   6.050%, 03/01/09                                                            9,315          10,260
Public Service New Hampshire Funding
  Series 2001-1, Cl A2
   5.730%, 11/01/10                                                            4,820           5,237
                                                                                       -------------
                                                                                              37,278
                                                                                       -------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $282,925)                                                                           285,664
                                                                                       -------------
U.S. GOVERNMENT & AGENCY SECURITIES - 28.0%
U.S. AGENCY DEBENTURES - 20.1%
FFCB
   2.080%, 12/20/04                                                            3,000           3,033
   2.300%, 05/25/05                                                            2,800           2,841
FHLB
   3.625%, 10/15/04                                                            8,000           8,210
   4.125%, 01/14/05                                                            6,000           6,218
   4.000%, 02/15/05                                                            5,000           5,181
   4.125%, 05/13/05                                                            7,000           7,303
   3.000%, 08/15/05                                                            7,000           7,181
   6.500%, 11/15/05                                                            7,000           7,691
   2.500%, 12/15/05                                                            8,000           8,120
   5.375%, 02/15/06                                                            5,000           5,403
   2.500%, 03/24/06, Callable 03/24/04 @ 100                                   7,500           7,525
   5.375%, 05/15/06                                                            3,000           3,256
FHLMC
   3.250%, 11/15/04                                                            6,000           6,143
   4.250%, 06/15/05                                                           10,000          10,474
   7.000%, 07/15/05                                                            3,500           3,836
   1.500%, 08/15/05                                                           10,000           9,983
   5.250%, 01/15/06                                                            7,000           7,528
   2.375%, 04/15/06                                                            5,000           5,051
   2.280%, 06/02/06, Callable 12/02/03 @ 100                                   7,000           6,980
   5.500%, 07/15/06                                                            3,000           3,273

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
FNMA
   1.875%, 12/15/04                                             $              5,000   $       5,042
   2.020%, 02/28/05, Callable 02/28/04 @ 100                                   3,200           3,208
   5.750%, 06/15/05                                                            4,000           4,290
   7.000%, 07/15/05                                                           13,375          14,657
   2.875%, 10/15/05                                                            8,000           8,192
   5.500%, 05/02/06                                                           10,000          10,811
   2.000%, 06/09/06, Callable 06/09/04 @ 100                                   7,000           6,937
   4.375%, 10/15/06                                                            5,000           5,312
   3.500%, 10/15/07, Callable 10/15/04 @ 100                                   5,000           5,072
SLMA
   2.000%, 03/15/05                                                            2,250           2,272
TVA
   6.375%, 06/15/05                                                            9,500          10,289
                                                                                       -------------
                                                                                             201,312
                                                                                       -------------
U.S. TREASURIES - 7.9%
U.S. Treasury Notes
   2.000%, 11/30/04                                                            5,000           5,049
   1.750%, 12/31/04                                                            8,000           8,056
   7.500%, 02/15/05                                                            7,000           7,599
   1.625%, 03/31/05                                                            8,000           8,044
   1.625%, 04/30/05                                                            7,000           7,037
   6.750%, 05/15/05                                                            8,000           8,701
   1.500%, 07/31/05                                                            7,000           7,016
   1.625%, 09/30/05                                                           15,000          15,045
   5.750%, 11/15/05                                                            6,000           6,528
   2.000%, 05/15/06                                                            6,000           6,041
                                                                                       -------------
                                                                                              79,116
                                                                                       -------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $276,347)                                                                           280,428
                                                                                       -------------
CORPORATE BONDS - 27.3%
CONSUMER GOODS - 2.6%
Colgate-Palmolive
  Series E
   3.980%, 04/29/05                                                            3,000           3,116
  Series D
   5.340%, 03/27/06                                                            2,950           3,189
Conagra Foods
   7.500%, 09/15/05                                                            8,207           9,095
Gillette, Callable 10/15/04 @ 100
   3.500%, 10/15/07                                                            6,000           6,112
Unilever Capital
   6.875%, 11/01/05                                                            4,000           4,391
                                                                                       -------------
                                                                                              25,903
                                                                                       -------------
FINANCE - 18.1%
Allstate
   7.875%, 05/01/05                                                            2,700           2,963
American Express
   5.500%, 09/12/06                                                            5,000           5,441
Bank of America
   4.750%, 10/15/06                                                            6,000           6,405
Bank One
   7.625%, 08/01/05                                                            7,000           7,742
Bayerische Landesbank
   4.125%, 01/14/05                                                            5,000           5,142
   2.500%, 03/30/06                                                            5,500           5,556
Bear Stearns
   6.500%, 05/01/06                                                            5,900           6,492
Citigroup
   5.500%, 08/09/06                                             $              4,000   $       4,363
Conoco Funding
   5.450%, 10/15/06                                                            8,600           9,360
Countrywide Funding, Series D
   6.875%, 09/15/05                                                            1,500           1,634
Countrywide Home Loan
  Series F
   6.510%, 02/11/05                                                            1,500           1,585
  Series K
   3.500%, 12/19/05                                                            5,000           5,139
Credit Suisse First Boston
   7.750%, 05/15/06 (a)                                                        7,350           8,313
Fleetboston Financial
   7.125%, 04/15/06                                                            2,425           2,663
Ford Motor Credit
   7.600%, 08/01/05                                                            3,500           3,753
   6.875%, 02/01/06                                                            3,500           3,724
General Electric Capital, Series A
   2.850%, 01/30/06                                                            6,000           6,111
   5.350%, 03/30/06                                                            4,000           4,306
General Motors Acceptance
   4.150%, 02/07/05                                                            7,000           7,148
Goldman Sachs
   6.625%, 12/01/04 (a)                                                        1,500           1,583
   7.250%, 10/01/05 (a)                                                        8,000           8,806
Household Finance
   8.000%, 05/09/05                                                            7,000           7,695
International Lease Finance
   5.625%, 06/01/07                                                            5,000           5,429
J. P. Morgan Chase
   6.875%, 01/15/07                                                            4,000           4,509
Key Bank
   7.250%, 06/01/05                                                            2,000           2,171
   7.125%, 08/15/06                                                            4,000           4,464
Lehman Brothers Holdings, Series F
   7.500%, 09/01/06                                                            3,000           3,439
Marsh & McLennan
   6.625%, 06/15/04                                                            4,132           4,285
Mellon Funding
   7.500%, 06/15/05                                                            2,100           2,306
Merrill Lynch, Series B
   4.540%, 03/08/05                                                            4,000           4,153
   6.130%, 05/16/06                                                            3,655           4,023
Metropolitan Life Global Funding I
   4.750%, 06/20/07                                                            8,000           8,525
Morgan Stanley
   7.750%, 06/15/05                                                            6,500           7,157
Wells Fargo and Co.
   4.800%, 07/29/05                                                            4,500           4,749
Wells Fargo Financial
   4.875%, 06/12/07                                                            5,000           5,370
Westdeutsche Landesbank
   6.750%, 06/15/05                                                            4,600           4,957
                                                                                       -------------
                                                                                             181,461
                                                                                       -------------

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
MANUFACTURING - 2.7%
Compaq Computer
   7.650%, 08/01/05                                             $              5,000   $       5,512
DaimlerChrysler, Series A
   7.375%, 09/15/06                                                            3,945           4,386
Dover
   6.450%, 11/15/05                                                            4,860           5,319
Hewlett-Packard, Series A
   3.375%, 12/15/05                                                            4,000           4,107
Nike
   5.500%, 08/15/06                                                            7,491           8,129
                                                                                       -------------
                                                                                              27,453
                                                                                       -------------
SERVICES - 2.2%
McDonald's, Series G
   4.150%, 02/15/05                                                            3,825           3,944
Target
   7.500%, 02/15/05                                                            5,850           6,317
   5.950%, 05/15/06                                                            4,725           5,169
Wal-Mart Stores
   4.150%, 06/15/05                                                            6,000           6,259
                                                                                       -------------
                                                                                              21,689
                                                                                       -------------
YANKEE - 1.7%
Diageo Capital
   6.125%, 08/15/05                                                            6,090           6,584
Ontario (Province of)
   7.000%, 08/04/05                                                            7,000           7,677
Quebec (Province of), Series NY
   6.500%, 01/17/06                                                            2,335           2,572
                                                                                       -------------
                                                                                              16,833
                                                                                       -------------
TOTAL CORPORATE BONDS
   (Cost $267,822)                                                                           273,339
                                                                                       -------------
U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES - 7.3%
ADJUSTABLE RATE (d) - 5.4%
FHLMC Pool
   4.027%, 01/01/29, #846946                                                   1,752           1,812
   5.766%, 04/01/30, #972055                                                   1,840           1,914
   3.934%, 05/01/30, #847014                                                   1,581           1,616
   4.753%, 10/01/32, #847063                                                   3,804           3,838
   4.277%, 05/01/33, #780456                                                   6,241           6,327
FNMA Pool
   3.872%, 02/01/28, #415285                                                     907             928
   5.393%, 06/01/31, #625338                                                   2,748           2,831
   5.015%, 03/01/32, #545791                                                   1,410           1,453
   5.025%, 05/01/32, #634948                                                   2,705           2,752
   4.493%, 10/01/32, #661645                                                   5,184           5,243
   4.634%, 12/01/32, #671884                                                   8,427           8,596
   4.009%, 03/01/33, #555369                                                   6,502           6,631
GNMA Pool
   5.750%, 08/20/21, #8824                                                       720             739
   5.750%, 07/20/22, #8006                                                       827             852
   5.750%, 09/20/25, #8699                                                       505             520
   4.375%, 04/20/26, #8847                                                       492             505
   5.750%, 08/20/27, #80106                                                      163             168
   4.375%, 01/20/28, #80154                                                      271             277
   3.250%, 05/20/29, #80283                                                    1,512           1,529
   3.250%, 06/20/29, #80291                                                    2,595           2,625
   4.500%, 11/20/30, #80469                                                    1,441           1,454
   3.500%, 04/20/31, #80507                                                      905             917
                                                                                       -------------
                                                                                              53,527
                                                                                       -------------
FIXED RATE - 1.9%
FHLMC Gold Pool
   5.500%, 10/01/06, #M90680                                    $                717   $         737
FHLMC Pool
   7.750%, 07/01/09, #184513                                                      16              17
FNMA Pool
   6.500%, 12/01/03, #535694                                                       6               6
   6.465%, 06/01/04, #375610                                                   4,660           4,671
   6.195%, 06/01/07, #410601                                                   5,000           5,494
   5.500%, 05/01/12, #254340                                                   3,670           3,835
GNMA Pool
   4.500%, 08/20/31, #80535                                                    3,142           3,158
   5.500%, 02/20/32, #80580                                                      893             913
                                                                                       -------------
                                                                                              18,831
                                                                                       -------------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $72,519)                                                                             72,358
                                                                                       -------------
CMO - U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES - 2.1%
FIXED RATE - 2.1%
FHLMC REMIC
  Series H001, Cl A3
   2.893%, 10/15/09                                                            5,118           5,116
  Series 2533, Cl PA
   4.750%, 03/15/10                                                            6,142           6,230
  Series 1022, Cl J
   6.000%, 12/15/20                                                              125             125
  Series 2589, Cl GK
   4.000%, 03/15/26                                                            7,000           7,168
FNMA REMIC
  Series 2002-89, Cl TU
   5.000%, 04/25/07                                                            1,548           1,553
  Series 1992-150, Cl MA
   5.500%, 09/25/22                                                              388             403
                                                                                       -------------
TOTAL CMO - U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $20,669)                                                                             20,595
                                                                                       -------------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 1.6%
ADJUSTABLE RATE - 0.0%
Patten, Series 1995-1A
   1.833%, 09/01/13 (a) (b) (c) (d)                                                7               6
                                                                                       -------------
FIXED RATE - 1.6%
Countrywide Home Loans
  Series 2002-J4, Cl 1A3
   5.500%, 10/25/32                                                            1,803           1,809
  Series 2002-27, Cl A4
   5.500%, 12/25/32                                                            3,228           3,240
Merrill Lynch Mortgage Investors
  Series 2003-A5, Cl 2A3
   3.246%, 08/25/33 (b)                                                        5,763           5,765
Washington Mutual
  Series 2003-AR3, Cl A5
   3.927%, 04/25/33                                                            5,550           5,652
                                                                                       -------------
                                                                                              16,466
                                                                                       -------------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $16,549)                                                                             16,472
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 4.3%
Cargil Global Funding
   1.090%, 10/01/03                                             $              5,000   $       5,000
Corporate Asset Funding
   1.110% 10/01/03                                                             5,000           5,000
Jupiter Securitization
   1.060%, 10/02/03 (a)                                                        8,000           8,000
Koch Industries
   1.090%, 10/01/03                                                            5,000           5,000
Moat Funding
   1.120%, 10/01/03                                                            5,000           5,000
Receivables Capital
   1.070%, 10/09/03                                                            5,000           4,999
Total Fina Elf Capital
   1.100%, 10/01/03                                                            5,000           5,000
UBS Finance
   1.070%, 10/03/03                                                            5,000           4,999
                                                                                       -------------
TOTAL COMMERCIAL PAPER
   (Cost $42,998)                                                                             42,998
                                                                                       -------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING - 33.5%
COMMERCIAL PAPER - 3.5%
Bluegrass
   1.190%, 05/18/04                                                            1,300           1,300
CS First Boston
   1.415%, 10/01/03                                                            5,198           5,198
Danske Bank
   1.508%, 12/22/03                                                            5,198           5,198
Independent IV
   1.216%, 04/15/04                                                            3,379           3,379
K2 USA
   1.020%, 12/01/03                                                            2,595           2,595
Leafs
   1.339%, 04/20/04                                                            3,587           3,587
Mitten Mortgage
   1.130%, 10/08/03                                                            3,638           3,638
Mortgage Interest Network
   1.100%, 10/15/03                                                            1,299           1,299
   1.130%, 12/02/03                                                            2,594           2,594
Orchard Park
   1.245%, 04/06/04                                                              520             520
   1.220%, 07/06/04                                                            5,767           5,767
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                        35,075
                                                                                       -------------
CORPORATE OBLIGATIONS - 7.6%
Allstate Life Global
   1.092%, 08/16/04                                                            5,198           5,198
Bank of Scotland
   1.100%, 03/05/04                                                            2,599           2,599
Castle Hill III
   1.176%, 09/16/04                                                            1,560           1,560
Deutsche Bank
   1.430%, 12/31/03                                                            2,079           2,079
   1.340%, 03/22/04                                                            2,599           2,599
General Electric Capital Corporation
   1.150%, 07/09/07                                                            2,600           2,600
Halogen Fund
   1.150%, 10/03/03                                                           10,812          10,812

DESCRIPTION                                                         PAR (000)/SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
Lloyd's Bank
   1.100%, 03/05/04                                             $              5,198   $       5,198
Metlife Global Funding
   1.130%, 09/15/04                                                            3,118           3,118
   1.147%, 04/28/08                                                            2,184           2,184
Monet Trust
   1.210%, 12/28/03                                                            5,199           5,199
Residential Mortgage Securities
   1.140%, 09/11/04                                                            3,899           3,899
Sigma Finance
   1.268%, 08/09/04                                                            5,198           5,198
SMM Trust 2002-M
   1.140%, 09/23/04                                                            8,707           8,707
Svenska Handlsbankn
   1.100%, 03/03/04                                                            5,198           5,198
   1.100%, 03/15/04                                                              936             936
Wells Fargo Bank
   1.050%, 10/17/03                                                            5,198           5,198
   1.060%, 10/31/03                                                            3,639           3,639
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                   75,921
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio207,935                                                     208
Merrill Lynch Premier Institutional Fund681,169                                                  681
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                         889
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 2.8%
Commonwealth Life
   1.430%, 10/01/03                                                            2,625           2,625
General Electric Capital Assurance
   1.370%, 12/19/03                                                            1,040           1,040
Liquid Funding
   1.130%, 8/23/04                                                             2,598           2,598
   1.130%, 9/14/04                                                             2,599           2,599
Premium Asset Trust 02-7
   1.139%, 06/01/04                                                            7,745           7,745
Security Life Denver
   1.381%, 01/13/04                                                            6,758           6,758
   1.490%, 03/15/04                                                            5,198           5,198
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            28,563
                                                                                       -------------
REPURCHASE AGREEMENTS - 19.5%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/15/03,
   repurchase price $10,402,114
   (collateralized by Various Securities:
   Total Market Value $10,609,447)                                            10,397          10,397
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $12,996,339
   (collateralized by U.S. Government Securities:
   Total Market Value $13,255,969)                                            12,996          12,996
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,611,546
   (collateralized by U.S. Government Securities:
   Total Market Value $1,643,746)                                              1,611           1,611
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,158,841
   (collateralized by Mortgage Obligations:
   Total Market Value $4,366,764)                                              4,159           4,159

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,599,264
   (collateralized by U.S. Government Securities:
   Total Market Value $2,651,169)                               $              2,599   $       2,599
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $10,397,054
   (collateralized by U.S. Government Securities:
   Total Market Value $10,604,677)                                            10,397          10,397
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $20,794,205
   (collateralized by Corporate Securities:
  Total Market Value $21,833,159)                                             20,793          20,793
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $7,797,831
   (collateralized by Corporate Securities:
   Total Market Value $8,185,745)                                              7,798           7,798
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,198,563
   (collateralized by Various Securities:
   Total Market Value $5,359,157)                                              5,198           5,198
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,599,285
   (collateralized by Various Securities:
   Total Market Value $2,652,275)                                              2,599           2,599
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $14,295,965
   (collateralized by U.S. Government Securities:
   Total Market Value $14,581,472)                                            14,295          14,295
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,198,534
   (collateralized by U.S. Government Securities:
   Total Market Value $5,302,528)                                              5,198           5,198
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $10,397,143
   (collateralized by Various Securities:
   Total Market Value $10,535,365)                                            10,397          10,397
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,963,166
   (collateralized by Mortgage Obligations:
   Total Market Value $3,134,966)                                              2,963           2,963
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $15,595,594
   (collateralized by U.S. Government Securities:
   Total Market Value $15,907,230)                                            15,595          15,595
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $469,334
   (collateralized by U.S. Government Securities:
   Total Market Value $478,888)                                 $                469   $         469
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,299,633
   (collateralized by U.S. Government Securities:
   Total Market Value $1,325,660)                                              1,300           1,300
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,119,119
   (collateralized by U.S. Government Securities:
   Total Market Value $3,181,559)                                              3,119           3,119
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $10,397,063
   (collateralized by U.S. Government Securities:
   Total Market Value $10,604,823)                                            10,397          10,397
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $12,996,328
   (collateralized by U.S. Government Securities:
   Total Market Value $13,255,975)                                            12,996          12,996
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $10,397,069 (collateralized
   by Asset-Backed and U.S. Government
   Securities: Total Market Value $10,605,033)                                10,397          10,397
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $10,397,120
   (collateralized by Corporate Securities:
   Total Market Value $10,916,600)                                            10,397          10,397
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,755,233
   (collateralized by Asset-Backed Securities:
   Total Market Value $2,892,894)                                              2,755           2,755
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $16,167,499 (collateralized
   by Mortgage Obligations and Asset-Backed
   Securities: Total Market Value $16,979,005)                                16,167          16,167
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                  194,992
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $335,440)                                                                           335,440
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                              VALUE (000)
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 132.7%
 (Cost $1,315,269)                                                                     $   1,327,294
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (32.7)%                                                 (326,867)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $   1,000,427
                                                                                       -------------

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of September 30, 2003, the value of these investments was $35,870,050 or 3.6% of total net assets.

(b) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.

(c) Security is fair valued. As of September 30, 2003, the fair value was $6,453 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003.

(e) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at September 30, 2003, based upon the estimated timing and amount of future interest and principal payments.

Cl - Class

CMO - Collateralized Mortgage Obligation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

SLMA - Student Loan Marketing Association

TVA - Tennessee Valley Authority

U.S. GOVERNMENT MORTGAGE FUND

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES - 81.1%
ADJUSTABLE RATE - 1.2%
FNMA Pool
   3.725%, 08/01/27, #545271 (a)                                $              3,390   $       3,502
                                                                                       -------------
FIXED RATE - 79.9%
FHLMC Gold Pool
   8.500%, 03/01/06, #E00022                                                      16              16
   7.500%, 04/01/08, #E45929                                                      37              39
   7.000%, 07/01/11, #E20252                                                     109             116
   7.000%, 11/01/11, #E65619                                                      41              44
   7.500%, 09/01/12, #G10735                                                     509             546
   5.500%, 12/01/12, #E68353                                                   1,399           1,461
   5.500%, 05/01/13, #G10814                                                     538             562
   6.000%, 10/01/13, #E72802                                                   1,031           1,083
   5.500%, 01/01/14, #E00617                                                   2,541           2,650
   7.000%, 09/01/14, #E00746                                                     558             594
   5.000%, 05/01/18, #E96700                                                   4,714           4,830
   6.000%, 09/01/22, #C90580                                                   1,919           1,998
   6.500%, 01/01/28, #G00876                                                   1,500           1,576
   6.500%, 11/01/28, #C00676                                                   3,037           3,181
   6.500%, 01/01/30, #C55738                                                   4,415           4,617
   7.500%, 01/01/30, #C35768                                                     315             337
   6.000%, 12/01/30, #C53880                                                   5,742           5,931
   6.500%, 03/01/31, #G01244                                                   2,291           2,399
   7.000%, 06/01/32, #C68248                                                   1,412           1,490
FHLMC Pool
   9.500%, 09/01/04, #380053                                                       1               1
FNMA Pool
   7.000%, 11/01/11, #250738                                                      48              51
   7.000%, 11/01/11, #349630                                                      45              48
   7.000%, 11/01/11, #351122                                                      40              43
   6.000%, 04/01/13, #425550                                                     555             583
   6.500%, 08/01/13, #251901                                                     510             541
   6.000%, 11/01/13, #556195                                                   1,506           1,584
   6.000%, 12/01/13, #449173                                                   1,459           1,532
   7.000%, 07/01/14, #252637                                                     820             876
   7.000%, 10/01/14, #252799                                                     379             405
   5.500%, 04/01/16, #580516                                                   2,337           2,429
   6.500%, 07/01/17, #254373                                                   2,817           2,972
   7.000%, 07/01/17, #254414                                                   2,982           3,171
   5.500%, 10/01/17, #665315                                                   1,944           2,014
   5.500%, 12/01/17, #673010                                                   1,984           2,055
   6.000%, 12/01/17, #254547                                                   2,142           2,235
   5.000%, 04/01/18, #685197                                                   4,579           4,696
   4.500%, 05/01/18, #254720                                                   7,496           7,557
   5.000%, 07/01/18, #555621                                                   2,811           2,883
   4.500%, 08/01/18, #732244                                                   4,970           5,011
   6.000%, 10/01/22, #254513                                                   2,460           2,563
   8.000%, 07/01/24, #190264                                                     121             132
   6.500%, 10/01/27, #400141                                                     150             157
   7.000%, 12/01/27, #313941                                                   1,607           1,701
   6.500%, 10/01/28, #442671                                                   1,259           1,317
   6.500%, 12/01/28, #323422                                                   1,589           1,662
   6.500%, 02/01/29, #252255                                                   1,450           1,514
   6.000%, 05/01/31, #511797                                                   1,155           1,192
   7.000%, 09/01/31, #596680                                                   2,866           3,046
   7.500%, 09/01/31, #602427                                                   1,370           1,459
   6.500%, 10/01/31, #603674                                                   1,004           1,046
   6.500%, 01/01/32, #622707                                                   1,307           1,362
   7.000%, 03/01/32, #635970                                                   2,609           2,754

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
   6.500%, 06/01/32, #596712                                    $              7,816   $       8,194
   7.000%, 07/01/32, #545813                                                   1,457           1,538
   7.000%, 07/01/32, #545815                                                   1,589           1,678
   6.000%, 08/01/32, #656269                                                   2,650           2,736
   6.500%, 08/01/32, #649874                                                   2,522           2,627
   6.500%, 08/01/32, #656871                                                   1,557           1,622
   6.500%, 08/01/32, #658822                                                   1,923           2,004
   6.000%, 10/01/32, #661581                                                     675             697
   6.500%, 11/01/32, #254516                                                   3,424           3,568
   6.000%, 01/01/33, #676647                                                   3,968           4,094
   5.500%, 03/01/33, #689109                                                   4,597           4,691
   5.500%, 04/01/33, #703392                                                   4,909           5,008
   5.500%, 05/01/33, #704523                                                   4,628           4,722
   5.500%, 06/01/33, #709203                                                   3,672           3,747
   5.500%, 06/01/33, #709700                                                   4,594           4,687
   5.500%, 07/01/33, #720735                                                   2,973           3,033
   5.500%, 07/01/33, #728667                                                   3,242           3,308
   4.500%, 08/01/33, #555680                                                   3,000           2,905
   5.000%, 08/01/33, #736158                                                   3,992           3,993
   5.500%, 08/01/33, #728855                                                   3,991           4,074
   5.500%, 08/01/33, #730927                                                   4,138           4,222
   5.500%, 08/01/33, #733380                                                   3,994           4,077
   5.000%, 09/01/33, #734566                                                   5,001           5,002
   6.000%, 09/01/33, #733781                                                   8,966           9,252
FNMA TBA
   5.500%, 09/01/18 (b)                                                          250             259
   6.000%, 04/01/33 (b)                                                          250             258
   7.000%, 09/01/33 (b)                                                          250             264
   6.000%, 10/01/33 (b)                                                        5,043           5,207
GNMA Pool
   8.000%, 01/15/07, #315126                                                      13              14
   9.000%, 11/15/09, #359559                                                      73              79
   8.000%, 10/15/10, #414750                                                     151             163
   6.500%, 07/15/13, #462638                                                     997           1,065
   8.500%, 05/15/17, #219152                                                      16              18
   8.500%, 06/15/21, #307921                                                      17              19
   7.500%, 12/15/22, #347332                                                     116             125
   8.000%, 05/15/23, #352469                                                      78              85
   9.500%, 04/15/25, #386741                                                      26              29
   7.000%, 09/15/27, #455304                                                      67              71
   6.500%, 07/15/28, #780825                                                   2,656           2,802
   7.000%, 11/15/29, #781113                                                   1,492           1,587
   7.000%, 07/15/31, #781324                                                   1,659           1,763
   6.500%, 08/20/31, #3120                                                     1,580           1,656
   7.500%, 12/15/31, #570134                                                   1,079           1,152
   6.500%, 02/15/32, #569621                                                   2,224           2,333
   6.500%, 08/15/32, #590376                                                   3,066           3,216
   6.000%, 03/15/33, #603520                                                   3,566           3,701
   6.000%, 06/15/33, #553314                                                   6,001           6,230
   5.500%, 07/15/33, #553367                                                  11,149          11,428
                                                                                       -------------
                                                                                             229,065
                                                                                       -------------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $229,226)                                                                           232,567
                                                                                       -------------
CMO - PRIVATE MORTGAGE-BACKED SECURITIES - 8.6%
ADJUSTABLE RATE (a) - 1.4%
First Nationwide Trust
  Series 2001-3, Cl 2A1
   8.216%, 01/25/23                                                              950             999
Wells Fargo Mortgage Backed Securities Trust
  Series 2003-D, Cl A1
   4.906%, 02/25/33                                                            2,912           2,971
                                                                                       -------------
                                                                                               3,970
                                                                                       -------------
FIXED RATE - 7.2%
Citicorp Mortgage Securities
  Series 2001-6, Cl M
   6.500%, 05/25/29                                             $              2,798   $       2,896
Residential Accredit Loans
  Series 1997-QS13, Cl M3
   7.250%, 12/25/27                                                            1,647           1,730
Structured Asset Securities
  Series 2003-30, Cl 1A1
   5.500%, 10/25/33 (c)                                                        7,000           7,052
Washington Mutual
  Series 2003-S10, Cl A2
   5.000%, 10/25/18 (b) (c)                                                    4,000           4,040
Wells Fargo Mortgage Backed Securities Trust
  Series 2003-10, Cl A1
   4.500%, 09/25/18 (c)                                                        4,898           4,890
                                                                                       -------------
                                                                                              20,608
                                                                                       -------------
TOTAL CMO - PRIVATE MORTGAGE-BACKED SECURITIES
   (Cost $24,164)                                                                             24,578
                                                                                       -------------
ASSET-BACKED SECURITIES - 5.2%
AUTOMOBILES - 1.4%
Household Automotive Trust
  Series 2003-1, Cl A2
   1.300%, 09/18/06                                                            4,000           4,000
                                                                                       -------------
HOME EQUITY - 2.5%
Argent Securities
  Series 2003-W1, Cl A4
   1.313%, 08/27/33 (a) (d)                                                    4,908           4,910
First Plus Home Loan Trust
  Series 1998-3, Cl A7
   6.950%, 10/10/22                                                            1,666           1,714
GRMT Mortgage Loan Trust
  Series 2001-1A, Cl M1
   7.772%, 07/20/31                                                              500             544
                                                                                       -------------
                                                                                               7,168
                                                                                       -------------
MANUFACTURED HOUSING - 1.3%
Oakwood Mortgage Investors
  Series 1999-A, Cl A2
   5.890%, 04/15/29                                                              365             366
Vanderbilt Mortgage Finance
  Series 1999-B, Cl 1A4
   6.545%, 04/07/18                                                            3,250           3,403
                                                                                       -------------
                                                                                               3,769
                                                                                       -------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $14,893)                                                                             14,937
                                                                                       -------------
CMO - U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES - 4.9%
FIXED RATE - 4.9%
FHLMC REMIC
  Series 2498, Series UA
   5.500%, 09/15/12                                                            1,482           1,516
  Series T-10, Cl A3
   6.540%, 01/25/17                                                              557             561
  Series 2382, Cl DA
   5.500%, 10/15/30                                                            1,346           1,397
FNMA REMIC
  Series 1993-210, Cl PL
   6.500%, 04/25/23                                                            4,250           4,672
  Series 2002-W1, Cl 2A
   7.500%, 02/25/42                                                            3,581           3,927

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         PAR (000)/SHARES     VALUE (000)
----------------------------------------------------------------------------------------------------
GNMA REMIC
  Series 2001-61, Cl ED
   6.000%, 12/16/31                                             $              2,000   $       2,088
                                                                                       -------------
TOTAL CMO - U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $13,254)                                                                             14,161
                                                                                       -------------
U.S. TREASURY OBLIGATION - 0.1%
U.S. Treasury Bill
   0.940%, 01/22/04                                                              155             155
                                                                                       -------------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $155)                                                                                   155
                                                                                       -------------
RELATED PARTY MONEY MARKET FUND - 1.1%
First American Government
  Obligations Fund, Cl Y (e)                                               3,254,331           3,254
                                                                                       -------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $3,254)                                                                               3,254
                                                                                       -------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING - 31.3%
COMMERCIAL PAPER - 3.3%
Bluegrass
   1.190%, 05/18/04                                                              347             347
CS First Boston
   1.415%, 10/01/03                                                            1,389           1,389
Danske Bank
   1.508%, 12/22/03                                                            1,389           1,389
Independent IV
   1.216%, 04/15/04                                                              903             903
K2 USA
   1.020%, 12/01/03                                                              693             693
Leafs
   1.339%, 04/20/04                                                              958             958
Mitten Mortgage
   1.130%, 10/08/03                                                              972             972
Mortgage Interest Network
   1.100%, 10/15/03                                                              347             347
   1.130%, 12/02/03                                                              693             693
Orchard Park
   1.245%, 04/06/04                                                              139             139
   1.220%, 07/06/04                                                            1,541           1,541
                                                                                       -------------
TOTAL COMMERCIAL PAPER                                                                         9,371
                                                                                       -------------
CORPORATE OBLIGATIONS - 7.1%
Allstate Life Global
   1.092%, 08/16/04                                                            1,389           1,389
Bank of Scotland
   1.100%, 03/05/04                                                              694             694
Castle Hill III
   1.176%, 09/16/04                                                              417             417
Deutsche Bank
   1.430%, 12/31/03                                                              555             555
   1.340%, 03/22/04                                                              694             694
General Electric Capital Corporation
   1.150%, 07/09/07                                                              694             694
Halogen Fund
   1.150%, 10/03/03                                                            2,888           2,888
Lloyds Bank
   1.100%, 03/05/04                                                            1,389           1,389
Metlife Global Funding
   1.130%, 09/15/04                                                              833             833
   1.147%, 04/28/08                                                              583             583
Monet Trust
   1.210%, 12/28/03                                             $              1,389   $       1,389
Residential Mortgage Securities
   1.140%, 09/11/04                                                            1,041           1,041
Sigma Finance
   1.268%, 08/09/04                                                            1,388           1,388
SMM Trust 2002-M
   1.140%, 09/23/04                                                            2,326           2,326
Svenska Handlsbankn
   1.100%, 03/03/04                                                            1,389           1,389
   1.100%, 03/15/04                                                              250             250
Wells Fargo Bank
   1.050%, 10/17/03                                                            1,389           1,389
   1.060%, 10/31/03                                                              972             972
                                                                                       -------------
TOTAL CORPORATE OBLIGATIONS                                                                   20,280
                                                                                       -------------
MONEY MARKET FUNDS - 0.1%
AIM Short Term Liquid Asset Portfolio                                         55,546              56
Merrill Lynch Premier Institutional Fund                                     181,962             182
                                                                                       -------------
TOTAL MONEY MARKET FUNDS                                                                         238
                                                                                       -------------
OTHER SHORT-TERM INVESTMENTS - 2.7%
Commonwealth Life
   1.430%, 10/01/03                                                              701             701
General Electric Capital Assurance
   1.370%, 12/19/03                                                              278             278
Liquid Funding
   1.130%, 8/23/04                                                               694             694
   1.130%, 9/14/04                                                               694             694
Premium Asset Trust 02-7
   1.139%, 06/01/04                                                            2,069           2,069
Security Life Denver
   1.381%, 01/13/04                                                            1,805           1,805
   1.490%, 03/15/04                                                            1,389           1,389
                                                                                       -------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                             7,630
                                                                                       -------------
REPURCHASE AGREEMENTS -- 18.1%
Bear Stearns
   1.240%, dated 9/30/03, matures 10/15/03,
   repurchase price $2,778,739
   (collateralized by Various Securities:
   Total Market Value $2,834,124)                                              2,777           2,777
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,471,740
   (collateralized by U.S. Government Securities:
   Total Market Value $3,541,095)                                              3,472           3,472
CS First Boston
   1.140%, dated 9/30/03, matures 10/1/03,
   repurchase price $430,496
   (collateralized by U.S. Government Securities:
   Total Market Value $439,097)                                                  430             430
CS First Boston
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,110,960
   (collateralized by Mortgage Obligations:
   Total Market Value $1,166,503)                                              1,111           1,111
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $694,347
   (collateralized by U.S. Government Securities:
   Total Market Value $708,213)                                                  694             694

DESCRIPTION                                                                PAR (000)     VALUE (000)
----------------------------------------------------------------------------------------------------
Deutsche Bank
   1.080%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,777,387
   (collateralized by U.S. Government Securities:
   Total Market Value $2,832,850)                               $              2,777   $       2,777
Deutsche Bank
   1.248%, dated 9/30/03, matures 10/1/03,
   repurchase price $5,554,801
   (collateralized by Corporate Securities:
   Total Market Value $5,832,339)                                              5,555           5,555
Goldman Sachs
   1.268%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,083,051
   (collateralized by Corporate Securities:
   Total Market Value $2,186,676)                                              2,083           2,083
Goldman Sachs
   1.330%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,388,703
   (collateralized by Various Securities:
   Total Market Value $1,431,603)                                              1,389           1,389
Goldman Sachs
   1.380%, dated 9/30/03, matures 10/1/03,
   repurchase price $694,353
   (collateralized by Various Securities:
   Total Market Value $708,508)                                                  694             694
Lehman Brothers
   1.120%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,818,912
   (collateralized by U.S. Government Securities:
   Total Market Value $3,895,180)                                              3,819           3,819
Lehman Brothers
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $1,388,696
   (collateralized by U.S. Government Securities:
   Total Market Value $1,416,476)                                              1,389           1,389
Lehman Brothers
   1.388%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,777,411
   (collateralized by Various Securities:
   Total Market Value $2,814,335)                                              2,777           2,777
Lehman Brothers
   1.150%, dated 9/30/03, matures 10/1/03,
   repurchase price $791,557
   (collateralized by Mortgage Obligations:
   Total Market Value $837,450)                                                  792             792
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,166,085
   (collateralized by U.S. Government Securities:
   Total Market Value $4,249,333)                                              4,166           4,166
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $125,374
   (collateralized by U.S. Government Securities:
   Total Market Value $127,926)                                                  125             125
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $347,174
   (collateralized by U.S. Government Securities:
   Total Market Value $354,126)                                                  347             347
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $833,217
   (collateralized by U.S. Government Securities:
   Total Market Value $849,897)                                                  833             833
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,777,390
   (collateralized by U.S. Government Securities:
   Total Market Value $2,832,889)                               $              2,777   $       2,777
Merrill Lynch
   1.110%, dated 9/30/03, matures 10/1/03,
   repurchase price $3,471,737
   (collateralized by U.S. Government Securities:
   Total Market Value $3,541,097)                                              3,472           3,472
Merrill Lynch
   1.130%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,777,391 (collateralized
   by Asset-Backed and U.S. Government
   Securities: Total Market Value $2,832,945)                                  2,777           2,777
Merrill Lynch
   1.308%, dated 9/30/03, matures 10/1/03,
   repurchase price $2,777,405
   (collateralized by Corporate Securities:
   Total Market Value $2,916,175)                                              2,777           2,777
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $736,011
   (collateralized by Asset-Backed Securities:
   Total Market Value $772,785)                                                  736             736
Morgan Stanley
   1.258%, dated 9/30/03, matures 10/1/03,
   repurchase price $4,318,859 (collateralized
   by Mortgage Obligations and Asset-Backed
   Securities: Total Market Value $4,535,638)                                  4,319           4,319
                                                                                       -------------
TOTAL REPURCHASE AGREEMENTS                                                                   52,088
                                                                                       -------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $89,607)                                                                             89,607
                                                                                       -------------
TOTAL INVESTMENTS - 132.3%
   (Cost $374,553)                                                                           379,259
                                                                                       -------------
OTHER ASSETS AND LIABILITIES, NET - (32.3)%                                                  (92,567)
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $     286,692
                                                                                       -------------

(a) Variable Rate Security - The rate shown is the rate in effect as of September 30, 2003.

(b) Security purchased on a when-issued basis. On September 30, 2003, the total cost of investments purchased on a when-issued basis was $9,966,925. See note 2 in Notes to Financial Statements.

(c) Securities considered illiquid or restricted. See note 2 in Notes to Financial Statements.

(d) Delayed Interest (Step-Bonds) - Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Interest rate shown represents current yield at September 30, 2003, based upon the estimated timing and amount of future interest and principal payments.

(e)This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

CL - Class

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2003, in thousands, except per share data

                                                                   CORE BOND       CORPORATE
                                                                        FUND       BOND FUND
--------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+             $   3,130,465   $     327,067
Investments in affiliated securities, at value**                      34,921           2,806
Cash                                                                      --              --
Cash denominated in foreign currencies, at value***                       --              --
Dividends and interest receivable                                     18,077           4,195
Receivable for investment securities sold                             83,616           8,414
Capital shares sold                                                    1,345             115
Prepaid expenses and other assets                                         52              13
--------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       3,268,476         342,610
============================================================================================
LIABILITIES:
Bank overdraft                                                        13,609              --
Options written, at value                                                891              --
Payable upon return of securities loaned                             899,724          52,021
Payable for investment securities purchased                          117,378           8,804
Capital shares redeemed                                                7,110             198
Payable for advisory, co-administration, and custodian fees            1,271             174
Payable for distribution and shareholder servicing fees                   74              18
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  1,040,057          61,215
============================================================================================
NET ASSETS                                                     $   2,228,419   $     281,395
============================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                              $   2,157,743   $     301,347
Undistributed (distributions in excess of) net investment
  income                                                                 983               9
Accumulated net realized gain (loss) on investments                   22,842         (31,537)
Net unrealized appreciation of investments                            47,194          11,576
Net unrealized depreciation of options written                          (343)             --
Net unrealized appreciation of forward foreign currency
  contracts, foreign currency, and translation of assets and
  liabilities denominated in foreign currency                             --              --
--------------------------------------------------------------------------------------------
NET ASSETS                                                     $   2,228,419   $     281,395
============================================================================================
* Investments in unaffiliated securities, at cost              $   3,083,271   $     315,491
** Investments in affiliated securities, at cost                      34,921           2,806
*** Cash denominated in foreign currencies, at cost                       --              --
+ Including securities loaned, at value                              885,729          51,108
CLASS A:
Net assets                                                     $     191,754   $      13,522
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                 16,582           1,321
Net asset value and redemption price per share                 $       11.56   $       10.23
Maximum offering price per share (1)                           $       12.07   $       10.68
CLASS B:
Net assets                                                     $      28,096   $      13,576
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                  2,446           1,331
Net asset value, offering price, and redemption price per
  share (2)                                                    $       11.48   $       10.20
CLASS C:
Net assets                                                     $      13,424   $       5,752
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                  1,165             565
Net asset value per share and redemption price per share (2)   $       11.53   $       10.18
Maximum offering price per share (1)                           $       11.65   $       10.28
CLASS S:
Net assets                                                     $      39,236   $       2,668
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                  3,394             261
Net asset value, offering price, and redemption price per
  share                                                        $       11.56   $       10.23
CLASS Y:
Net assets                                                     $   1,955,909   $     245,877
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                169,168          24,037
Net asset value, offering price, and redemption price per
  share                                                        $       11.56   $       10.23

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

                                                                                INTERMEDIATE
                                                                 HIGH INCOME      GOVERNMENT   INTERMEDIATE TERM
                                                                   BOND FUND       BOND FUND           BOND FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+             $     315,987   $     333,367   $       1,963,689
Investments in affiliated securities, at value**                       2,809           2,124              50,689
Cash                                                                      39              --                  --
Cash denominated in foreign currencies, at value***                      435              --                  --
Dividends and interest receivable                                      5,576           3,010              12,846
Receivable for investment securities sold                              1,684              --               9,972
Capital shares sold                                                      363              --               1,180
Prepaid expenses and other assets                                         17              12                  27
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                         326,910         338,513           2,038,403
================================================================================================================
LIABILITIES:
Bank overdraft                                                            --              --               6,246
Options written, at value                                                 --             133                 534
Payable upon return of securities loaned                              75,215              --             614,769
Payable for investment securities purchased                              506              --              26,362
Capital shares redeemed                                                  170             813               2,311
Payable for advisory, co-administration, and custodian fees              157             196                 686
Payable for distribution and shareholder servicing fees                   32              --                  11
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     76,080           1,142             650,919
================================================================================================================
NET ASSETS                                                     $     250,830   $     337,371   $       1,387,484
================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                              $     266,142   $     297,420   $       1,338,587
Undistributed (distributions in excess of) net investment
  income                                                                 245              --                  (3)
Accumulated net realized gain (loss) on investments                  (30,846)         28,875               9,909
Net unrealized appreciation of investments                            15,285          11,127              39,197
Net unrealized depreciation of options written                            --             (51)               (206)
Net unrealized appreciation of forward foreign currency
  contracts, foreign currency, and translation of assets and
  liabilities denominated in foreign currency                              4              --                  --
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $     250,830   $     337,371   $       1,387,484
================================================================================================================
* Investments in unaffiliated securities, at cost              $     300,702   $     322,240   $       1,924,492
** Investments in affiliated securities, at cost                       2,809           2,124              50,689
*** Cash denominated in foreign currencies, at cost                      413              --                  --
+ Including securities loaned, at value                               73,117              --             602,382
CLASS A:
Net assets                                                     $      42,013   $       2,502   $          78,682
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                  4,603             250               7,525
Net asset value and redemption price per share                 $        9.13   $       10.01   $           10.46
Maximum offering price per share (1)                           $        9.54   $       10.24   $           10.70
CLASS B:
Net assets                                                     $       8,939              --                  --
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                    983              --                  --
Net asset value, offering price, and redemption price per
  share (2)                                                    $        9.09              --                  --
CLASS C:
Net assets                                                     $      19,685              --                  --
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                  2,163              --                  --
Net asset value per share and redemption price per share (2)   $        9.10              --                  --
Maximum offering price per share (1)                           $        9.19              --                  --
CLASS S:
Net assets                                                     $         777              --   $          12,273
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                     85              --               1,174
Net asset value, offering price, and redemption price per
  share                                                        $        9.21              --   $           10.46
CLASS Y:
Net assets                                                     $     179,416   $     334,869   $       1,296,529
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                 19,644          33,467             124,357
Net asset value, offering price, and redemption price per
  share                                                        $        9.13   $       10.01   $           10.43

                                                                  SHORT TERM   U.S. GOVERNMENT
                                                                   BOND FUND     MORTGAGE FUND
----------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+             $   1,327,294   $       376,005
Investments in affiliated securities, at value**                          --             3,254
Cash                                                                   1,989                --
Cash denominated in foreign currencies, at value***                       --                --
Dividends and interest receivable                                      8,183             1,315
Receivable for investment securities sold                                 --             9,791
Capital shares sold                                                    1,894               140
Prepaid expenses and other assets                                         27                16
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       1,339,387           390,521
==============================================================================================
LIABILITIES:
Bank overdraft                                                            --             2,807
Options written, at value                                                 --               104
Payable upon return of securities loaned                             335,440            89,607
Payable for investment securities purchased                               --             9,991
Capital shares redeemed                                                3,021             1,120
Payable for advisory, co-administration, and custodian fees              478               167
Payable for distribution and shareholder servicing fees                   21                33
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    338,960           103,829
==============================================================================================
NET ASSETS                                                     $   1,000,427   $       286,692
==============================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                              $     992,294   $       284,758
Undistributed (distributions in excess of) net investment
  income                                                                  21               285
Accumulated net realized gain (loss) on investments                   (3,913)           (3,017)
Net unrealized appreciation of investments                            12,025             4,706
Net unrealized depreciation of options written                            --               (40)
Net unrealized appreciation of forward foreign currency
  contracts, foreign currency, and translation of assets and
  liabilities denominated in foreign currency                             --                --
----------------------------------------------------------------------------------------------
NET ASSETS                                                     $   1,000,427   $       286,692
==============================================================================================
* Investments in unaffiliated securities, at cost              $   1,315,269   $       371,299
** Investments in affiliated securities, at cost                          --             3,254
*** Cash denominated in foreign currencies, at cost                       --                --
+ Including securities loaned, at value                              332,630            88,008
CLASS A:
Net assets                                                     $     159,451   $        24,667
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                 15,542             2,266
Net asset value and redemption price per share                 $       10.26   $         10.89
Maximum offering price per share (1)                           $       10.50   $         11.37
CLASS B:
Net assets                                                                --   $        11,397
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                     --             1,046
Net asset value, offering price, and redemption price per
  share (2)                                                               --   $         10.90
CLASS C:
Net assets                                                                --   $        18,801
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                     --             1,734
Net asset value per share and redemption price per share (2)              --   $         10.84
Maximum offering price per share (1)                                      --   $         10.95
CLASS S:
Net assets                                                     $       8,710   $        17,296
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                    850             1,595
Net asset value, offering price, and redemption price per
  share                                                        $       10.25   $         10.85
CLASS Y:
Net assets                                                     $     832,266   $       214,531
Shares issued and outstanding ($0.0001 par value -- 2
  billion authorized)                                                 81,090            19,701
Net asset value, offering price, and redemption price per
  share                                                        $       10.26   $         10.89

STATEMENTS OF OPERATIONS For the period ended September 30, 2003, in thousands

                                                              CORE BOND       CORPORATE     HIGH INCOME
                                                                   FUND       BOND FUND       BOND FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated interest                       $      83,877   $      16,325   $      17,908
Interest from affiliated interest                                 1,255              31              87
Dividends                                                            --              --              73
Securities lending                                                  447              40              45
Other income                                                         --              10              --
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          85,579          16,406          18,113
=======================================================================================================
EXPENSES:
Investment advisory fees                                          9,438           1,861           1,439
Co-administration fees and expenses (including per                2,445             745
account transfer agency fees)                                     5,175             741             584
Custodian fees                                                      189              27              21
Directors' fees                                                      30               4               3
Registration fees                                                    18              22              24
Professional fees                                                   150               6               7
Printing                                                             43               7               5
Other                                                                37               7               8
Distribution and shareholder servicing - Class A fees               407              27              83
Distribution and shareholder servicing - Class B fees               238             161              63
Distribution and shareholder servicing - Class C fees               123              54             134
Shareholder servicing fees - Class S                                 94               8               1
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                   15,942           2,925           2,372
=======================================================================================================
Less: Fee waivers                                                (1,867)           (681)           (394)
-------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                               14,075           2,244           1,978
=======================================================================================================
INVESTMENT INCOME - NET                                          71,504          14,162          16,135
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS,
FUTURES CONTRACTS, FOREIGN CURRENCY TRANSACTIONS AND
OPTIONS WRITTEN - NET:
Net realized gain (loss) on investments                          55,962           4,772            (249)
Net realized gain on futures contracts                              131              16              --
Net realized loss on forward foreign currency contracts
  and foreign currency transactions                                  --              --             (31)
Net change in unrealized appreciation or depreciation
  of investments                                                (34,740)         11,176          27,108
Net change in unrealized appreciation or depreciation
  of options written                                               (343)             --              --
Net change in unrealized appreciation or depreciation
  of forward foreign currency contracts, foreign
  currency, and translation of other assets and
  liabilities denominated in foreign currency                        --              --              11
-------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                   21,010          15,964          26,839
=======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $      92,514   $      30,126   $      42,974
=======================================================================================================

                                                           INTERMEDIATE
                                                             GOVERNMENT   INTERMEDIATE TERM
                                                          BOND FUND (1)           BOND FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated interest                       $      17,643   $          59,840
Interest from affiliated interest                                     3                 511
Dividends                                                            --                  --
Securities lending                                                   --                 414
Other income                                                         --                  --
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          17,646              60,765
===========================================================================================
EXPENSES:
Investment advisory fees                                          2,076               6,657
Co-administration fees and expenses (including per
account transfer agency fees)                                     1,144               3,676
Custodian fees                                                       42                 133
Directors' fees                                                       7                  21
Registration fees                                                    --                   3
Professional fees                                                    17                  49
Printing                                                             13                  37
Other                                                                 7                  30
Distribution and shareholder servicing - Class A fees                 4                 181
Distribution and shareholder servicing - Class B fees                --                  --
Distribution and shareholder servicing - Class C fees                --                  --
Shareholder servicing fees - Class S                                 --                  29
-------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                    3,310              10,816
===========================================================================================
Less: Fee waivers                                                  (816)             (2,701)
-------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                2,494               8,115
===========================================================================================
INVESTMENT INCOME - NET                                          15,152              52,650
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS,
FUTURES CONTRACTS, FOREIGN CURRENCY TRANSACTIONS AND
OPTIONS WRITTEN - NET:
Net realized gain (loss) on investments                          29,420              31,050
Net realized gain on futures contracts                               --                  77
Net realized loss on forward foreign currency contracts
  and foreign currency transactions                                  --                  --
Net change in unrealized appreciation or depreciation
  of investments                                                 11,127             (12,504)
Net change in unrealized appreciation or depreciation
  of options written                                                (51)               (206)
Net change in unrealized appreciation or depreciation
  of forward foreign currency contracts, foreign
  currency, and translation of other assets and
  liabilities denominated in foreign currency                        --                  --
-------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                   40,496              18,417
===========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $      55,648   $          71,067
===========================================================================================

(1) Commenced operations on October 25, 2002.

The accompanying notes are an integral part of the financial statements.

                                                             SHORT TERM   U.S. GOVERNMENT
                                                              BOND FUND     MORTGAGE FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated interest                       $      30,133   $        10,360
Interest from affiliated interest                                   208               225
Dividends                                                            --                --
Securities lending                                                  194                 7
Other income                                                         --                --
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          30,535            10,592
=========================================================================================
EXPENSES:
Investment advisory fees                                          4,415             1,337
Co-administration fees and expenses (including per
account transfer agency fees)                                        88                27
Custodian fees                                                       14                 4
Directors' fees                                                      17                21
Registration fees                                                    33                 9
Professional fees                                                    23                 7
Printing                                                             18                 8
Other                                                               418                55
Distribution and shareholder servicing - Class A fees                --                97
Distribution and shareholder servicing - Class B fees                --               136
Distribution and shareholder servicing - Class C fees                19                53
Shareholder servicing fees - Class S
-----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                    7,490             2,499
=========================================================================================
Less: Fee waivers                                                (1,930)             (286)
-----------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                5,560             2,213
=========================================================================================
INVESTMENT INCOME - NET                                          24,975             8,379
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS,
FUTURES CONTRACTS, FOREIGN CURRENCY TRANSACTIONS AND
OPTIONS WRITTEN - NET:
Net realized gain (loss) on investments                           3,108               100
Net realized gain on futures contracts                               --                81
Net realized loss on forward foreign currency contracts
  and foreign currency transactions                                  --                --
Net change in unrealized appreciation or depreciation
  of investments                                                 (3,652)           (1,315)
Net change in unrealized appreciation or depreciation
  of options written                                                 --               (40)
Net change in unrealized appreciation or depreciation
  of forward foreign currency contracts, foreign
  currency, and translation of other assets and
  liabilities denominated in foreign currency                        --                --
-----------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                     (544)           (1,174)
=========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $      24,431   $         7,205
=========================================================================================

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                       CORE BOND                     CORPORATE
                                                                            FUND                     BOND FUND
--------------------------------------------------------------------------------------------------------------
                                                          10/1/02        10/1/01        10/1/02        10/1/01
                                                               TO             TO             TO             TO
                                                          9/30/03        9/30/02        9/30/03        9/30/02
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                              $     71,504   $     73,522   $     14,162   $     14,023
Net realized gain (loss) on investments                    55,962         13,696          4,772         (8,043)
Net realized gain on futures contracts                        131             --             16             --
Net realized gain (loss) on forward foreign
  currency contracts and foreign currency
  transactions                                                 --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                             (34,740)        (5,915)        11,176         (1,455)
Net change in unrealized appreciation or
  depreciation of options written                            (343)            --             --             --
Net change in unrealized appreciation or
  depreciation of forward foreign currency
  contracts, foreign currency, and translation of
  other assets and liabilities denominated in
  foreign currency                                             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                               92,514         81,303         30,126          4,525
==============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                (6,386)        (5,694)          (562)          (563)
    Class B                                                  (761)          (643)          (720)        (1,089)
    Class C                                                  (394)          (393)          (243)          (269)
    Class S                                                (1,471)        (1,583)          (171)          (227)
    Class Y                                               (68,921)       (64,394)       (12,466)       (12,232)
Net realized gain on investments:
    Class A                                                    --             --             --             (6)
    Class B                                                    --             --             --            (13)
    Class C                                                    --             --             --             (3)
    Class S                                                    --             --             --             (2)
    Class Y                                                    --             --             --           (114)
Return of capital:
    Class A                                                    --            (51)            --             (1)
    Class B                                                    --             (7)            --             (3)
    Class C                                                    --             (4)            --             (1)
    Class S                                                    --            (14)            --             (1)
    Class Y                                                    --           (501)            --            (33)
--------------------------------------------------------------------------------------------------------------
Total distributions                                       (77,933)       (73,284)       (14,162)       (14,557)
==============================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
    Proceeds from sales                                    44,693         52,786         12,184          2,755
    Reinvestment of distributions                           4,658          4,057            416            423
    Payments for redemptions                              (67,122)       (54,463)        (8,330)        (3,903)
    Shares issued in connection with the
      acquisition of Fund net assets                       86,055             --             --             --
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
  transactions                                             68,284          2,380          4,270           (725)
--------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                     4,276          4,648          1,645          1,464
    Reinvestment of distributions                             663            581            503            759
    Payments for redemptions                               (8,849)        (3,694)        (8,300)        (5,196)
    Shares issued in connection with the
      acquisition of Fund net assets                       15,099             --             --             --
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B
  transactions                                             11,189          1,535         (6,152)        (2,973)
--------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                     3,466          7,032          1,163          1,921
    Reinvestment of distributions                             384            386            229            256
    Payments for redemptions                               (5,856)        (4,975)        (1,248)        (1,872)
    Shares issued in connection with the
      acquisition of Fund net assets                        5,671             --             --             --
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
  transactions                                              3,665          2,443            144            305
--------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                    13,667         11,652            344          2,448
    Reinvestment of distributions                           1,428          1,586            164            221
    Payments for redemptions                              (39,383)       (15,236)        (1,599)        (2,184)
    Shares issued in connection with the
      acquisition of Fund net assets                       30,116             --             --             --
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S
  transactions                                              5,828         (1,998)        (1,091)           485
--------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                   394,555        235,496         94,737         67,697
    Reinvestment of distributions                          25,605         18,366          1,423          1,323
    Payments for redemptions                             (652,840)      (424,808)       (68,932)       (41,314)
    Shares issued in connection with the
      acquisition of Common Trust Fund net assets          13,076             --             --             --
    Shares issued in connection with the
      acquisition of Fund net assets                      957,884             --             --             --
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
  transactions                                            738,280       (170,946)        27,228         27,706
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
  share transactions                                      827,246       (166,586)        24,399         24,798
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   841,827       (158,567)        40,363         14,766
NET ASSETS AT BEGINNING OF PERIOD                       1,386,592      1,545,159        241,032        226,266
==============================================================================================================
NET ASSETS AT END OF PERIOD                          $  2,228,419   $  1,386,592   $    281,395   $    241,032
==============================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME AT END OF PERIOD                 $        983   $         --   $          9   $         --
==============================================================================================================

 (1) Commencement of operations.
 (2) See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                                                                   INTERMEDIATE
                                                                     HIGH INCOME     GOVERNMENT                  INTERMEDIATE TERM
                                                                       BOND FUND      BOND FUND                          BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                          10/1/02        10/1/01   10/25/02 (1)        10/1/02             10/1/01
                                                               TO             TO             TO             TO                  TO
                                                          9/30/03        9/30/02        9/30/03        9/30/03             9/30/02
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                              $     16,135   $     14,614   $     15,152   $     52,650   $          49,380
Net realized gain (loss) on investments                      (249)       (13,064)        29,420         31,050              (1,622)
Net realized gain on futures contracts                         --             --             --             77                  --
Net realized gain (loss) on forward foreign
  currency contracts and foreign currency
  transactions                                                (31)             2             --             --                  --
Net change in unrealized appreciation or
  depreciation of investments                              27,108          4,732         11,127        (12,504)             12,719
Net change in unrealized appreciation or
  depreciation of options written                              --             --            (51)          (206)                 --
Net change in unrealized appreciation or
  depreciation of forward foreign currency
  contracts, foreign currency, and translation of
  other assets and liabilities denominated in
  foreign currency                                             11            (19)            --             --                  --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                               42,974          6,265         55,648         71,067              60,477
==================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                (2,492)        (1,501)           (54)        (2,820)             (3,120)
    Class B                                                  (434)          (253)            --             --                  --
    Class C                                                  (929)          (390)            --             --                  --
    Class S                                                   (29)            --             --           (459)               (160)
    Class Y                                               (11,903)       (12,433)       (15,108)       (50,548)            (46,355)
Net realized gain on investments:
    Class A                                                    --             --             (1)            --                  --
    Class B                                                    --             --             --             --                  --
    Class C                                                    --             --             --             --                  --
    Class S                                                    --             --             --             --                  --
    Class Y                                                    --             --           (534)            --                  --
Return of capital:
    Class A                                                    --             --             --             --                 (54)
    Class B                                                    --             --             --             --                  --
    Class C                                                    --             --             --             --                  --
    Class S                                                    --             --             --             --                  (5)
    Class Y                                                    --             --             --             --                (816)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (15,787)       (14,577)       (15,697)       (53,827)            (50,510)
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
    Proceeds from sales                                    17,072          2,976          4,608         33,969              28,252
    Reinvestment of distributions                           1,708            874             44          1,921               2,308
    Payments for redemptions                              (22,686)        (3,999)        (2,133)       (23,162)            (27,067)
    Shares issued in connection with the
      acquisition of Fund net assets                       23,374             --             --             --                  --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
  transactions                                             19,468           (149)         2,519         12,728               3,493
----------------------------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                     3,119          2,189             --             --                  --
    Reinvestment of distributions                             238            133             --             --                  --
    Payments for redemptions                               (1,301)          (328)            --             --                  --
    Shares issued in connection with the
      acquisition of Fund net assets                        1,910             --             --             --                  --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B
  transactions                                              3,966          1,994             --             --                  --
----------------------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                     6,021          3,547             --             --                  --
    Reinvestment of distributions                             835            337             --             --                  --
    Payments for redemptions                               (4,896)        (1,565)            --             --                  --
    Shares issued in connection with the
      acquisition of Fund net assets                        9,735             --             --             --                  --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
  transactions                                             11,695          2,319             --             --                  --
----------------------------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                       562            131             --         10,407               6,552
    Reinvestment of distributions                              11             --             --            396                 105
    Payments for redemptions                                  (90)          (125)            --         (4,751)             (1,422)
    Shares issued in connection with the
      acquisition of Fund net assets                          243             --             --             --                  --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S
  transactions                                                726              6             --          6,052               5,235
----------------------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                    71,560         39,319        516,031        688,524             294,924
    Reinvestment of distributions                           2,190          2,521            616         20,564              15,604
    Payments for redemptions                              (86,258)       (54,456)      (221,746)      (407,391)           (220,100)
    Shares issued in connection with the
      acquisition of Common Trust Fund net assets              --             --             --             --                  --
    Shares issued in connection with the
      acquisition of Fund net assets                       36,227             --             --             --                  --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
  transactions                                             23,719        (12,616)       294,901        301,697              90,428
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
  share transactions                                       59,574         (8,446)       297,420        320,477              99,156
----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    86,761        (16,758)       337,371        337,717             109,123
NET ASSETS AT BEGINNING OF PERIOD                         164,069        180,827             --      1,049,767             940,644
==================================================================================================================================
NET ASSETS AT END OF PERIOD                          $    250,830   $    164,069   $    337,371   $  1,387,484   $       1,049,767
==================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME AT END OF PERIOD                 $        245   $          3   $         --   $         (3)  $              (5)
==================================================================================================================================

                                                                      SHORT TERM                  U.S. GOVERNMENT
                                                                       BOND FUND                    MORTGAGE FUND
-----------------------------------------------------------------------------------------------------------------
                                                          10/1/02        10/1/01        10/1/02           10/1/01
                                                               TO             TO             TO                TO
                                                          9/30/03        9/30/02        9/30/03           9/30/02
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                              $     24,975   $     20,442   $      8,379   $        10,205
Net realized gain (loss) on investments                     3,108          1,832            100             7,575
Net realized gain on futures contracts                         --             --             81                --
Net realized gain (loss) on forward foreign
  currency contracts and foreign currency
  transactions                                                 --             --             --                --
Net change in unrealized appreciation or
  depreciation of investments                              (3,652)         3,212         (1,315)           (3,630)
Net change in unrealized appreciation or
  depreciation of options written                              --             --            (40)               --
Net change in unrealized appreciation or
  depreciation of forward foreign currency
  contracts, foreign currency, and translation of
  other assets and liabilities denominated in
  foreign currency                                             --             --             --                --
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                               24,431         25,486          7,205            14,150
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class A                                                (4,952)        (5,904)          (901)             (546)
    Class B                                                    --             --           (325)             (144)
    Class C                                                    --             --           (462)              (58)
    Class S                                                  (226)           (60)          (898)           (1,076)
    Class Y                                               (21,801)       (15,035)        (8,765)           (9,186)
Net realized gain on investments:
    Class A                                                    --             --           (183)               --
    Class B                                                    --             --            (75)               --
    Class C                                                    --             --            (81)               --
    Class S                                                    --             --           (238)               --
    Class Y                                                    --             --         (1,877)               --
Return of capital:
    Class A                                                    --           (137)            --                --
    Class B                                                    --             --             --                --
    Class C                                                    --             --             --                --
    Class S                                                    --             (3)            --                --
    Class Y                                                    --           (405)            --                --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                       (26,979)       (21,544)       (13,805)          (11,010)
=================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
    Proceeds from sales                                    88,965         67,442         16,589            10,556
    Reinvestment of distributions                           3,821          4,441            925               468
    Payments for redemptions                              (96,111)       (42,362)        (9,260)           (2,049)
    Shares issued in connection with the
      acquisition of Fund net assets                           --             --             --                --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
  transactions                                             (3,325)        29,521          8,254             8,975
-----------------------------------------------------------------------------------------------------------------
Class B:
    Proceeds from sales                                        --             --          8,485             4,740
    Reinvestment of distributions                              --             --            368               130
    Payments for redemptions                                   --             --         (3,444)             (754)
    Shares issued in connection with the
      acquisition of Fund net assets                           --             --             --                --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B
  transactions                                                 --             --          5,409             4,116
-----------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                        --             --         16,974             5,832
    Reinvestment of distributions                              --             --            535                56
    Payments for redemptions                                   --             --         (4,217)             (214)
    Shares issued in connection with the
      acquisition of Fund net assets                           --             --             --                --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C
  transactions                                                 --             --         13,292             5,674
-----------------------------------------------------------------------------------------------------------------
Class S:
    Proceeds from sales                                     7,087          3,946          7,399             9,678
    Reinvestment of distributions                             171             40          1,113             1,072
    Payments for redemptions                               (2,214)          (708)       (11,972)           (8,787)
    Shares issued in connection with the
      acquisition of Fund net assets                           --             --             --                --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S
  transactions                                              5,044          3,278         (3,460)            1,963
-----------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                   647,898        325,792         85,238            35,474
    Reinvestment of distributions                           8,107          5,649          1,673             1,500
    Payments for redemptions                             (306,375)      (127,339)       (48,569)          (42,257)
    Shares issued in connection with the
      acquisition of Common Trust Fund net assets              --             --             --                --
    Shares issued in connection with the
      acquisition of Fund net assets                           --             --             --                --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
  transactions                                            349,630        204,102         38,342            (5,283)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
  share transactions                                      351,349        236,901         61,837            15,445
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   348,801        240,843         55,237            18,585
NET ASSETS AT BEGINNING OF PERIOD                         651,626        410,783        231,455           212,870
=================================================================================================================
NET ASSETS AT END OF PERIOD                          $  1,000,427   $    651,626   $    286,692   $       231,455
=================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME AT END OF PERIOD                 $         21   $         (4)  $        285   $           163
=================================================================================================================

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.


                                                          REALIZED AND
                               NET ASSET                    UNREALIZED      DIVIDENDS
                                   VALUE            NET          GAINS       FROM NET    DISTRIBUTIONS
                               BEGINNING     INVESTMENT    (LOSSES) ON     INVESTMENT         FROM NET
                               OF PERIOD         INCOME    INVESTMENTS         INCOME   REALIZED GAINS
------------------------------------------------------------------------------------------------------
CORE BOND FUND
Class A
  2003                      $      11.45   $       0.42   $       0.15   $      (0.46)  $           --
  2002                             11.37           0.55           0.08          (0.55)              --
  2001 (1)                         10.69           0.61           0.69          (0.62)              --
  2000                             10.65           0.61           0.04          (0.61)              --
  1999                             11.69           0.59          (0.89)         (0.59)           (0.15)
Class B
  2003                      $      11.38   $       0.35   $       0.12   $      (0.37)  $           --
  2002                             11.29           0.47           0.09          (0.47)              --
  2001 (1)                         10.63           0.52           0.68          (0.54)              --
  2000                             10.58           0.53           0.05          (0.53)              --
  1999                             11.63           0.51          (0.90)         (0.51)           (0.15)
Class C
  2003                      $      11.42   $       0.34   $       0.14   $      (0.37)  $           --
  2002                             11.34           0.47           0.08          (0.47)              --
  2001 (1)                         10.66           0.52           0.70          (0.54)              --
  2000                             10.64           0.52           0.04          (0.54)              --
  1999 (2)                         11.33           0.38          (0.69)         (0.38)              --
Class S
  2003                      $      11.45   $       0.42   $       0.15   $      (0.46)  $           --
  2002                             11.37           0.55           0.08          (0.55)              --
  2001 (1) (3)                     11.28           0.01           0.08             --               --
Class Y
  2003                      $      11.45   $       0.45   $       0.15   $      (0.49)  $           --
  2002                             11.37           0.58           0.08          (0.58)              --
  2001 (1)                         10.69           0.63           0.70          (0.65)              --
  2000                             10.65           0.63           0.04          (0.63)              --
  1999                             11.69           0.61          (0.89)         (0.61)           (0.15)

CORPORATE BOND FUND
Class A
  2003                      $       9.60   $       0.51   $       0.63   $      (0.51)  $           --
  2002                             10.01           0.57          (0.39)         (0.58)           (0.01)
  2001 (1)                         10.03           0.72           0.35          (0.73)           (0.36)
  2000 (4)                         10.00           0.48           0.02          (0.47)              --
Class B
  2003                      $       9.57   $       0.44   $       0.63   $      (0.44)  $           --
  2002                              9.98           0.49          (0.38)         (0.51)           (0.01)
  2001 (1)                         10.02           0.66           0.32          (0.66)           (0.36)
  2000 (4)                         10.00           0.45           0.01          (0.44)              --
Class C
  2003                      $       9.55   $       0.44   $       0.63   $      (0.44)  $           --
  2002                              9.97           0.49          (0.40)         (0.50)           (0.01)
  2001 (1)                         10.01           0.63           0.35          (0.66)           (0.36)
  2000 (4)                         10.00           0.45          (0.01)         (0.43)              --
Class S
  2003                      $       9.60   $       0.51   $       0.63   $      (0.51)  $           --
  2002                             10.01           0.56          (0.38)         (0.58)           (0.01)
  2001 (1) (3)                      9.93           0.01           0.07             --               --
Class Y
  2003                      $       9.59   $       0.54   $       0.64   $      (0.54)  $           --
  2002                             10.00           0.59          (0.39)         (0.60)           (0.01)
  2001 (1)                         10.03           0.75           0.33          (0.75)           (0.36)
  2000 (4)                         10.00           0.49           0.02          (0.48)              --

(1)  Per share data calculated using average shares outstanding method.
(2) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                               NET ASSET                                     RATIO OF
                                   VALUE                    NET ASSETS    EXPENSES TO
                                  END OF          TOTAL         END OF        AVERAGE
                                  PERIOD     RETURN (5)   PERIOD (000)     NET ASSETS
-------------------------------------------------------------------------------------
CORE BOND FUND
Class A
  2003                      $      11.56           5.08%  $    191,754           0.95%
  2002                             11.45           5.77        122,354           0.95
  2001 (1)                         11.37          12.50        119,067           0.95
  2000                             10.69           6.33        110,490           0.95
  1999                             10.65          (2.67)       137,133           0.95
Class B
  2003                      $      11.48           4.23%  $     28,096           1.70%
  2002                             11.38           5.12         16,741           1.70
  2001 (1)                         11.29          11.59         15,071           1.70
  2000                             10.63           5.70         11,550           1.70
  1999                             10.58          (3.48)        14,639           1.70
Class C
  2003                      $      11.53           4.30%  $     13,424           1.70%
  2002                             11.42           5.02          9,672           1.70
  2001 (1)                         11.34          11.68          7,148           1.70
  2000                             10.66           5.50            566           1.70
  1999 (2)                         10.64          (2.75)           719           1.35
Class S
  2003                      $      11.56           5.08%  $     39,236           0.95%
  2002                             11.45           5.77         33,270           0.95
  2001 (1) (3)                     11.37           0.80         35,062           1.58
Class Y
  2003                      $      11.56           5.34%  $  1,955,909           0.70%
  2002                             11.45           6.04      1,204,555           0.70
  2001 (1)                         11.37          12.76      1,368,812           0.70
  2000                             10.69           6.59      1,299,941           0.70
  1999                             10.65          (2.44)     1,239,900           0.70

CORPORATE BOND FUND
Class A
  2003                      $      10.23          12.26%  $     13,522           1.00%
  2002                              9.60           1.83          8,663           1.00
  2001 (1)                         10.01          10.94          9,820           0.75
  2000 (4)                         10.03           5.17            771           0.72
Class B
  2003                      $      10.20          11.46%  $     13,576           1.75%
  2002                              9.57           1.07         18,728           1.75
  2001 (1)                          9.98          10.06         22,608           1.65
  2000 (4)                         10.02           4.70            103           1.48
Class C
  2003                      $      10.18          11.50%  $      5,752           1.75%
  2002                              9.55           0.98          5,283           1.75
  2001 (1)                          9.97          10.10          5,209           1.50
  2000 (4)                         10.01           4.54            143           1.48
Class S
  2003                      $      10.23          12.25%  $      2,668           1.00%
  2002                              9.60           1.84          3,557           1.00
  2001 (1) (3)                     10.01           0.81          3,237           0.89
Class Y
  2003                      $      10.23          12.65%  $    245,877           0.75%
  2002                              9.59           2.08        204,801           0.75
  2001 (1)                         10.00          11.09        185,392           0.51
  2000 (4)                         10.03           5.32         89,990           0.48

                                               RATIO OF            RATIO OF NET
                            RATIO OF NET    EXPENSES TO              INVESTMENT
                              INVESTMENT        AVERAGE                  INCOME
                                  INCOME     NET ASSETS          TO AVERAGE NET      PORTFOLIO
                              TO AVERAGE     (EXCLUDING       ASSETS (EXCLUDING       TURNOVER
                              NET ASSETS       WAIVERS)                WAIVERS)           RATE
----------------------------------------------------------------------------------------------
CORE BOND FUND
Class A
  2003                              3.58%          1.05%                   3.48%           196%
  2002                              4.93           1.03                    4.85            115
  2001 (1)                          5.50           1.13                    5.32             81
  2000                              5.76           1.14                    5.57             54
  1999                              5.29           1.14                    5.10             90
Class B
  2003                              2.83%          1.80%                   2.73%           196%
  2002                              4.17           1.78                    4.09            115
  2001 (1)                          4.75           1.88                    4.57             81
  2000                              5.02           1.89                    4.83             54
  1999                              4.53           1.89                    4.34             90
Class C
  2003                              2.85%          1.80%                   2.75%           196%
  2002                              4.18           1.78                    4.10            115
  2001 (1)                          4.65           1.88                    4.47             81
  2000                              5.02           1.89                    4.83             54
  1999 (2)                          5.09           1.89                    4.55             90
Class S
  2003                              3.58%          1.05%                   3.48%           196%
  2002                              4.93           1.03                    4.85            115
  2001 (1) (3)                      6.36           1.76                    6.18             81
Class Y
  2003                              3.83%          0.80%                   3.73%           196%
  2002                              5.18           0.78                    5.10            115
  2001 (1)                          5.76           0.88                    5.58             81
  2000                              6.03           0.89                    5.84             54
  1999                              5.57           0.89                    5.38             90

CORPORATE BOND FUND
Class A
  2003                              5.15%          1.26%                   4.89%            91%
  2002                              5.77           1.27                    5.50            117
  2001 (1)                          6.95           1.20                    6.50            187
  2000 (4)                          7.52           1.24                    7.00            124
Class B
  2003                              4.46%          2.01%                   4.20%            91%
  2002                              5.02           2.02                    4.75            117
  2001 (1)                          6.45           2.11                    5.99            187
  2000 (4)                          6.86           1.99                    6.35            124
Class C
  2003                              4.43%          2.01%                   4.17%            91%
  2002                              5.02           2.02                    4.75            117
  2001 (1)                          6.07           1.94                    5.63            187
  2000 (4)                          6.79           1.99                    6.28            124
Class S
  2003                              5.21%          1.26%                   4.95%            91%
  2002                              5.77           1.27                    5.50            117
  2001 (1) (3)                      7.60           1.36                    7.13            187
Class Y
  2003                              5.42%          1.01%                   5.16%            91%
  2002                              6.03           1.02                    5.76            117
  2001 (1)                          7.26           0.95                    6.82            187
  2000 (4)                          7.75           0.99                    7.24            124

                                                          REALIZED AND
                               NET ASSET                    UNREALIZED       DIVIDENDS
                                   VALUE            NET          GAINS        FROM NET     DISTRIBUTIONS
                               BEGINNING     INVESTMENT    (LOSSES) ON      INVESTMENT          FROM NET       RETURN OF
                               OF PERIOD         INCOME    INVESTMENTS          INCOME    REALIZED GAINS         CAPITAL
------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND (1)
Class A
  2003 (2)                  $       7.90   $       0.68   $       1.24    $      (0.69)   $           --    $         --
  2002                              9.23           0.65          (1.21)          (0.70)               --           (0.07)
  2001 (2) (3)                      9.93           0.02          (0.68)          (0.04)               --              --
Class B
  2003 (2)                  $       7.87   $       0.61   $       1.24    $      (0.63)   $           --    $         --
  2002                              9.19           0.69          (1.31)          (0.63)               --           (0.07)
  2001 (2) (3)                      9.88           0.02          (0.67)          (0.04)               --              --
Class C
  2003 (2)                  $       7.89   $       0.61   $       1.23    $      (0.63)   $           --    $         --
  2002                              9.21           0.64          (1.27)          (0.62)               --           (0.07)
  2001 (2) (3)                      9.90           0.05          (0.70)          (0.04)               --              --
Class S
  2003 (2)                  $       7.98   $       0.71   $       1.22    $      (0.70)   $           --    $         --
  2002                              9.32           0.73          (1.30)          (0.70)               --           (0.07)
  2001 (2) (4)                      9.50           0.01          (0.19)             --                --              --
Class Y
  2003 (2)                  $       7.92   $       0.69   $       1.24    $      (0.72)   $           --    $         --
  2002                              9.24           0.74          (1.28)          (0.71)               --           (0.07)
  2001 (2) (3)                      9.92           0.05          (0.69)          (0.04)               --              --

INTERMEDIATE GOVERNMENT
  BOND FUND (5)
Class A
  2003                      $      10.00   $       0.32   $       0.02    $      (0.33)   $           --    $         --
Class Y
  2003                      $      10.00   $       0.34   $       0.01    $      (0.34)   $           --    $         --

INTERMEDIATE TERM BOND
  FUND (6)
Class A
  2003                      $      10.35   $       0.39   $       0.12    $      (0.40)   $           --    $         --
  2002                             10.26           0.50           0.10           (0.50)               --           (0.01)
  2001 (2) (7)                      9.70           0.54           0.55           (0.51)            (0.02)             --
  2000 (8)                          9.68           0.58           0.02           (0.58)               --              --
  1999 (8)                         10.07           0.54          (0.38)          (0.54)            (0.01)             --
  1998 (8)                          9.88           0.55           0.19           (0.55)               --              --
Class S
  2003                      $      10.35   $       0.40   $       0.11    $      (0.40)   $           --    $         --
  2002                             10.26           0.51           0.09           (0.50)               --           (0.01)
  2001 (2) (9)                      9.78           0.48           0.53           (0.51)            (0.02)             --
Class Y
  2003                      $      10.32   $       0.41   $       0.12    $      (0.42)   $           --    $         --
  2002                             10.23           0.52           0.10           (0.52)               --           (0.01)
  2001 (2) (7)                      9.68           0.56           0.54           (0.53)            (0.02)             --
  2000 (8)                          9.66           0.60           0.02           (0.60)               --              --
  1999 (8)                         10.04           0.56          (0.37)          (0.56)            (0.01)             --
  1998 (8)                          9.86           0.56           0.18           (0.56)               --              --

 (1) The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares. The assets of the First American High Yield Bond Fund were acquired by High Income Bond Fund on March 14, 2003. In connection with such acquisition, Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of the First American High Yield Bond Fund were exchanged for Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of High Income Bond Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the High Income Bond Fund and the First American High Yield Bond Fund.
 (2) Per share data calculated using average shares outstanding method.
 (3) Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (4) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (5) Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

                               NET ASSET                                       RATIO OF
                                   VALUE                      NET ASSETS    EXPENSES TO
                                  END OF          TOTAL           END OF        AVERAGE
                                  PERIOD    RETURN (10)     PERIOD (000)     NET ASSETS
---------------------------------------------------------------------------------------
HIGH INCOME BOND FUND (1)
Class A
  2003 (2)                  $       9.13          25.30%    $     42,013           1.06%
  2002                              7.90          (6.66)          23,900           1.10
  2001 (2) (3)                      9.23          (6.55)             161           1.10
Class B
  2003 (2)                  $       9.09          24.33%    $      8,939           1.81%
  2002                              7.87          (7.26)             774           1.80
  2001 (2) (3)                      9.19          (6.47)              40           1.77
Class C
  2003 (2)                  $       9.10          24.14%    $     19,685           1.80%
  2002                              7.89          (7.34)           7,213           1.83
  2001 (2) (3)                      9.21          (6.50)           3,749           1.94
Class S
  2003 (2)                  $       9.21          25.11%    $        777           1.00%
  2002                              7.98          (6.66)              87           1.01
  2001 (2) (4)                      9.32          (1.90)              --             --
Class Y
  2003 (2)                  $       9.13          25.29%    $    179,416           0.83%
  2002                              7.92          (6.33)          21,157           0.82
  2001 (2) (3)                      9.24          (6.47)           8,308           0.96

INTERMEDIATE GOVERNMENT
  BOND FUND (5)
Class A
  2003                      $      10.01           3.53%    $      2,502           0.75%
Class Y
  2003                      $      10.01           3.64%    $    334,869           0.60%

INTERMEDIATE TERM BOND
  FUND (6)
Class A
  2003                      $      10.46           5.09%    $     78,682           0.75%
  2002                             10.35           6.11           65,291           0.75
  2001 (2) (7)                     10.26          11.46           61,225           0.85
  2000 (8)                          9.70           6.41           27,431           0.82
  1999 (8)                          9.68           1.66           33,779           0.81
  1998 (8)                         10.07           7.57           29,550           0.75
Class S
  2003                      $      10.46           5.09%    $     12,273           0.75%
  2002                             10.35           6.12            6,070           0.75
  2001 (2) (9)                     10.26          10.58              724           0.84
Class Y
  2003                      $      10.43           5.25%    $  1,296,529           0.60%
  2002                             10.32           6.29          978,406           0.60
  2001 (2) (7)                     10.23          11.61          878,695           0.60
  2000 (8)                          9.68           6.67          408,708           0.57
  1999 (8)                          9.66           1.91          284,047           0.56
  1998 (8)                         10.04           7.83          291,289           0.50

                                                          RATIO OF
                                 RATIO OF              EXPENSES TO            RATIO OF NET
                               INVESTMENT                  AVERAGE              INVESTMENT
                                   INCOME               NET ASSETS       INCOME TO AVERAGE    PORTFOLIO
                               TO AVERAGE               (EXCLUDING   NET ASSETS (EXCLUDING     TURNOVER
                               NET ASSETS                 WAIVERS)                WAIVERS)         RATE
-------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND (1)
Class A
  2003 (2)                           7.72%                    1.24%                   7.54%         122%
  2002                               7.64                     1.47                    7.27           86
  2001 (2) (3)                       6.53                     1.33                    6.30           53
Class B
  2003 (2)                           7.00%                    1.99%                   6.82%         122%
  2002                               7.49                     2.28                    7.01           86
  2001 (2) (3)                       6.02                     2.02                    5.77           53
Class C
  2003 (2)                           7.01%                    1.98%                   6.83%         122%
  2002                               7.08                     2.26                    6.65           86
  2001 (2) (3)                       5.53                     2.21                    5.26           53
Class S
  2003 (2)                           7.86%                    1.18%                   7.68%         122%
  2002                               8.46                     1.57                    7.90           86
  2001 (2) (4)                       1.23                       --                    1.23           53
Class Y
  2003 (2)                           7.97%                    1.01%                   7.79%         122%
  2002                               8.19                     1.27                    7.74           86
  2001 (2) (3)                       6.06                     1.23                    5.79           53

INTERMEDIATE GOVERNMENT
  BOND FUND (5)
Class A
  2003                               3.22%                    1.05%                   2.92%          74%
Class Y
  2003                               3.68%                    0.80%                   3.48%          74%

INTERMEDIATE TERM BOND
  FUND (6)
Class A
  2003                               3.89%                    1.05%                   3.59%         133%
  2002                               4.96                     1.02                    4.69           40
  2001 (2) (7)                       5.62                     0.96                    5.51           30
  2000 (8)                           6.08                     0.95                    5.95           18
  1999 (8)                           5.47                     0.95                    5.33           64
  1998 (8)                           5.50                     0.96                    5.29           27
Class S
  2003                               3.89%                    1.05%                   3.59%         133%
  2002                               4.86                     1.02                    4.59           40
  2001 (2) (9)                       5.41                     0.95                    5.30           30
Class Y
  2003                               4.05%                    0.80%                   3.85%         133%
  2002                               5.11                     0.77                    4.94           40
  2001 (2) (7)                       5.83                     0.70                    5.73           30
  2000 (8)                           6.33                     0.70                    6.20           18
  1999 (8)                           5.71                     0.70                    5.57           64
  1998 (8)                           5.75                     0.71                    5.54           27

 (6) The financial highlights for the Intermediate Term Bond Fund as set forth herein include the historical financial highlights of the Firstar Intermediate Bond Fund Class A shares, Class Y shares, and Class I shares. The assets of the Firstar Intermediate Bond Fund were acquired by Intermediate Term Bond Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class Y shares, and Class I shares of the Firstar Intermediate Bond Fund were exchanged for Class A shares, Class S shares, and Class Y shares of Intermediate Term Bond Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Intermediate Term Bond Fund and the Firstar Intermediate Bond Fund.
 (7) For the period November 1, 2000 to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover. The Fund's fiscal year end changed from October 31 to September 30.
 (8) For the fiscal year ended October 31.
 (9) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(10) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                          REALIZED AND
                               NET ASSET                    UNREALIZED       DIVIDENDS
                                   VALUE            NET          GAINS        FROM NET     DISTRIBUTIONS
                               BEGINNING     INVESTMENT    (LOSSES) ON      INVESTMENT          FROM NET       RETURN OF
                               OF PERIOD         INCOME    INVESTMENTS          INCOME    REALIZED GAINS         CAPITAL
------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class A
  2003                      $      10.29   $       0.28   $      (0.01)   $      (0.30)   $           --    $         --
  2002                             10.27           0.42           0.04           (0.43)               --           (0.01)
  2001 (1)                          9.91           0.61           0.40           (0.65)               --              --
  2000                              9.86           0.58           0.02           (0.55)               --              --
  1999                             10.04           0.52          (0.18)          (0.52)               --              --
Class S
  2003                      $      10.29   $       0.28   $      (0.02)   $      (0.30)   $           --    $         --
  2002                             10.27           0.42           0.04           (0.43)               --           (0.01)
  2001 (1) (2)                     10.25           0.01           0.01              --                --              --
Class Y
  2003                      $      10.30   $       0.30   $      (0.02)   $      (0.32)   $           --    $         --
  2002                             10.27           0.43           0.05           (0.44)               --           (0.01)
  2001 (1)                          9.91           0.63           0.39           (0.66)               --              --
  2000                              9.87           0.59           0.01           (0.56)               --              --
  1999                             10.04           0.52          (0.17)          (0.52)               --              --

U.S. GOVERNMENT MORTGAGE
  FUND (3)
Class A
  2003                      $      11.16   $       0.35   $      (0.05)   $      (0.45)   $        (0.12)   $         --
  2002                             11.01           0.50           0.20           (0.55)               --              --
  2001 (1) (4)                     10.44           0.51           0.60           (0.54)               --              --
  2000 (5)                         10.34           0.53           0.08           (0.51)               --              --
  1999 (6)                         10.74           0.54          (0.40)          (0.54)               --              --
  1998 (6)                         10.62           0.57           0.12           (0.57)               --              --
Class B
  2003                      $      11.18   $       0.28   $      (0.06)   $      (0.38)   $        (0.12)   $         --
  2002                             11.03           0.42           0.20           (0.47)               --              --
  2001 (1) (4)                     10.45           0.43           0.62           (0.47)               --              --
  2000 (5)                         10.36           0.45           0.08           (0.44)               --              --
  1999 (6)                         10.74           0.47          (0.38)          (0.47)               --              --
  1998 (6)                         10.61           0.50           0.13           (0.50)               --              --
Class C
  2003                      $      11.13   $       0.29   $      (0.08)   $      (0.38)   $        (0.12)   $         --
  2002                             11.00           0.46           0.15           (0.48)               --              --
  2001 (1) (2)                     10.98           0.05          (0.03)             --                --              --
Class S
  2003                      $      11.12   $       0.30   $         --    $      (0.45)   $        (0.12)   $         --
  2002                             10.97           0.49           0.20           (0.54)               --              --
  2001 (1) (4)                     10.40           0.62           0.49           (0.54)               --              --
  2000 (5)                         10.31           0.53           0.07           (0.51)               --              --
  1999 (6)                         10.70           0.53          (0.38)          (0.54)               --              --
  1998 (6)                         10.58           0.57           0.12           (0.57)               --              --
Class Y
  2003                      $      11.16   $       0.37   $      (0.04)   $      (0.48)   $        (0.12)   $         --
  2002                             11.01           0.53           0.19           (0.57)               --              --
  2001 (1) (4)                     10.44           0.53           0.60           (0.56)               --              --
  2000 (5)                         10.34           0.55           0.08           (0.53)               --              --
  1999 (6)                         10.74           0.58          (0.41)          (0.57)               --              --
  1998 (6)                         10.62           0.60           0.12           (0.60)               --              --

(1) Per share data calculated using average shares outstanding method.
(2) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) The financial highlights for the U.S. Government Mortgage Fund as set forth herein include the historical financial highlights of the Firstar U.S. Government Securities Fund Class A shares, Class B shares, Class Y shares, and Class I shares. The assets of the Firstar U.S. Government Securities Fund were acquired by U.S. Government Mortgage Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class B shares, Class Y shares, and Class I shares of the Firstar U.S. Government Securities Fund were exchanged for Class A shares, Class B shares, Class S shares, and Class Y shares of U.S. Government Mortgage Fund, respectively.
(4) For the period November 1, 2000 to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover. The Fund's fiscal year end was changed to September 30 from October 31.
(5) For the period December 1, 1999 to October 31, 2000. All ratios for the period have been annualized, except total return and portfolio turnover. The Fund's fiscal year end was changed to October 31 from November 30.
(6) For the fiscal year ended November 30.
(7) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                               NET ASSET                                       RATIO OF
                                   VALUE                      NET ASSETS    EXPENSES TO
                                  END OF          TOTAL           END OF        AVERAGE
                                  PERIOD     RETURN (7)     PERIOD (000)     NET ASSETS
------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class A
  2003                      $      10.26           2.71%    $    159,451           0.75%
  2002                             10.29           4.59          163,358           0.75
  2001 (1)                         10.27          10.48          133,177           0.60
  2000                              9.91           6.30           80,992           0.60
  1999                              9.86           3.43            5,318           0.60
Class S
  2003                      $      10.25           2.61%    $      8,710           0.75%
  2002                             10.29           4.61            3,685           0.75
  2001 (1) (2)                     10.27           0.20              362           1.20
Class Y
  2003                      $      10.26           2.76%    $    832,266           0.60%
  2002                             10.30           4.85          484,583           0.60
  2001 (1)                         10.27          10.64          277,244           0.46
  2000                              9.91           6.29           92,092           0.51
  1999                              9.87           3.53          119,522           0.60

U.S. GOVERNMENT MORTGAGE
  FUND (3)
Class A
  2003                      $      10.89           2.79%    $     24,667           0.95%
  2002                             11.16           6.53           16,985           0.95
  2001 (1) (4)                     11.01          10.88            7,751           1.04
  2000 (5)                         10.44           6.05            3,644           1.04
  1999 (6)                         10.34           1.37            4,620           0.98
  1998 (6)                         10.74           6.66            4,664           0.97
Class B
  2003                      $      10.90           1.96%    $     11,397           1.70%
  2002                             11.18           5.79            6,235           1.70
  2001 (1) (4)                     11.03          10.25            2,039           1.71
  2000 (5)                         10.45           5.27              139           1.74
  1999 (6)                         10.36           0.86              282           1.68
  1998 (6)                         10.74           6.02              149           1.67
Class C
  2003                      $      10.84           1.91%    $     18,801           1.70%
  2002                             11.13           5.78            5,834           1.70
  2001 (1) (2)                     11.00           0.18              105           0.82
Class S
  2003                      $      10.85           2.79%    $     17,296           0.95%
  2002                             11.12           6.55           21,355           0.95
  2001 (1) (4)                     10.97          10.94           19,092           0.97
  2000 (5)                         10.40           5.96            5,145           1.04
  1999 (6)                         10.31           1.45            8,584           0.98
  1998 (6)                         10.70           6.67            6,140           0.97
Class Y
  2003                      $      10.89           3.03%    $    214,531           0.70%
  2002                             11.16           6.79          181,046           0.70
  2001 (1) (4)                     11.01          11.14          183,883           0.71
  2000 (5)                         10.44           6.34           53,896           0.74
  1999 (6)                         10.34           1.67           72,483           0.68
  1998 (6)                         10.74           6.98           93,683           0.67

                                                 RATIO OF
                             RATIO OF NET     EXPENSES TO        RATIO OF NET
                               INVESTMENT         AVERAGE   INVESTMENT INCOME
                                   INCOME      NET ASSETS      TO AVERAGE NET    PORTFOLIO
                               TO AVERAGE      (EXCLUDING   ASSETS (EXCLUDING     TURNOVER
                               NET ASSETS        WAIVERS)            WAIVERS)         RATE
-------------------------------------------------------------------------------------------
SHORT TERM BOND FUND
Class A
  2003                               2.75%           1.05%               2.45%          60%
  2002                               4.06            1.04                3.77           59
  2001 (1)                           6.04            1.15                5.49           69
  2000                               6.12            1.13                5.59           95
  1999                               5.16            1.12                4.64           65
Class S
  2003                               2.68%           1.05%               2.38%          60%
  2002                               3.88            1.04                3.59           59
  2001 (1) (2)                       6.37            1.80                5.77           69
Class Y
  2003                               2.84%           0.80%               2.64%          60%
  2002                               4.18            0.79                3.99           59
  2001 (1)                           6.24            1.02                5.68           69
  2000                               5.94            0.98                5.47           95
  1999                               5.15            0.87                4.88           65

U.S. GOVERNMENT MORTGAGE
  FUND (3)
Class A
  2003                               2.98%           1.06%               2.87%         175%
  2002                               4.61            1.08                4.48          197
  2001 (1) (4)                       5.15            1.19                5.00           22
  2000 (5)                           5.36            1.15                5.25           23
  1999 (6)                           5.15            1.09                5.04           26
  1998 (6)                           5.35            1.07                5.25           55
Class B
  2003                               2.22%           1.81%               2.11%         175%
  2002                               3.85            1.83                3.72          197
  2001 (1) (4)                       4.37            1.86                4.22           22
  2000 (5)                           4.66            1.85                4.55           23
  1999 (6)                           4.47            1.79                4.36           26
  1998 (6)                           4.67            1.77                4.57           55
Class C
  2003                               2.19%           1.81%               2.08%         175%
  2002                               3.92            1.83                3.79          197
  2001 (1) (2)                       5.26            1.12                4.96           22
Class S
  2003                               3.04%           1.06%               2.93%         175%
  2002                               4.59            1.08                4.46          197
  2001 (1) (4)                       6.52            1.15                6.34           22
  2000 (5)                           5.36            1.15                5.25           23
  1999 (6)                           5.17            1.09                5.06           26
  1998 (6)                           5.34            1.07                5.24           55
Class Y
  2003                               3.27%           0.81%               3.16%         175%
  2002                               4.84            0.83                4.71          197
  2001 (1) (4)                       5.37            0.85                5.23           22
  2000 (5)                           5.66            1.15                5.25           23
  1999 (6)                           5.45            1.09                5.04           26
  1998 (6)                           5.64            1.07                5.24           55

NOTES TO FINANCIAL STATEMENTS  September 30, 2003

1  Organization

   The First American Core Bond Fund (formerly Fixed Income Fund), Corporate Bond Fund, High Income Bond Fund (formerly Strategic Income Fund), Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and U.S. Government Mortgage Fund (formerly U.S. Government Securities Fund) (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of First American Family of Funds. FAIF currently offers 37 funds, including the Funds included in this report. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Funds' board of directors to create additional funds in the future.

   FAIF offers Class A, Class B, Class C, Class S, and Class Y shares. Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Class A shares of Core Bond Fund, Corporate Bond Fund, High Income Bond Fund, and U.S. Government Mortgage Fund are sold with a front-end sales charge of 4.25%. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge of 1.00%, are subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S and Class Y shares have no sales charge and are offered only to qualifying institutional investor and certain other qualifying accounts. Class B and Class C shares are not offered by the Intermediate Government Bond Fund, Intermediate Term Bond Fund, or Short Term Bond Fund. Class S shares are not offered by the Intermediate Government Bond Fund.

   The Funds' prospectuses provide descriptions of each Fund's investment objective, policies, and strategies. All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2  Summary of Significant Accounting Policies

   The significant accounting policies followed by the Funds are as follows:

   SECURITY VALUATIONS - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of September 30, 2003, Core Bond Fund, High Income Bond Fund, and Short Term Bond Fund held fair value securities with a value of $3,400,000, $5,521 and $6,453 or 0.2%, 0.0%, and 0.0%
   of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. Central time) on the valuation date.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

   DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for a Fund are distributed to shareholders, at least annually.

   FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

   Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred on wash sales, paydowns on pass through obligations, expiring capital loss carryforwards, and tax mark to market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

   On the Statements of Assets and Liabilities, the following reclassifications were made (000):

                                             ACCUMULATED   UNDISTRIBUTED    ADDITIONAL
                                            NET REALIZED  NET INVESTMENT       PAID IN
   FUND                                      GAIN (LOSS)          INCOME       CAPITAL
   -----------------------------------------------------------------------------------
   Core Bond Fund                       $        (7,412)   $       7,412    $       --
   Corporate Bond Fund                               (9)               9            --
   High Income Bond Fund                          5,537             (106)       (5,431)
   Intermediate Government Bond Fund                (10)              10            --
   Intermediate Term Bond Fund                   (1,179)           1,179            --
   Short Term Bond Fund                             715            2,029        (2,744)
   U.S. Government Mortgage Fund                 (3,094)           3,094            --

   The characterization of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. The distributions paid during the fiscal years ended September 30, 2003 and 2002, were characterized as follows (000):

                                                               2003
   -----------------------------------------------------------------------------------
                                               ORDINARY        LONG TERM
   FUND                                          INCOME             GAIN         TOTAL
   -----------------------------------------------------------------------------------
   Core Bond Fund                       $        77,933    $          --    $   77,933
   Corporate Bond Fund                           14,162               --        14,162
   High Income Bond Fund                         15,787               --        15,787
   Intermediate Government Bond Fund             15,162              535        15,697
   Intermediate Term Bond Fund                   53,813               14        53,827
   Short Term Bond Fund                          26,979               --        26,979
   U.S. Government Mortgage Fund                 11,426            2,379        13,805

                                                               2002
   -----------------------------------------------------------------------------------
                                        ORDINARY    LONG TERM    RETURN OF
   FUND                                   INCOME         GAIN      CAPITAL       TOTAL
   -----------------------------------------------------------------------------------
   Core Bond Fund                       $ 72,708    $      --    $     576    $ 73,284
   Corporate Bond Fund                    14,518           --           39      14,557
   High Income Bond Fund                  14,577           --           --      14,577
   Intermediate Term Bond Fund            49,635           --          875      50,510
   Short Term Bond Fund                   20,999           --          545      21,544
   U.S. Government Mortgage Fund          11,010           --           --      11,010

   As of September 30, 2003, the components of accumulated earnings (deficit) on a tax basis were (000):

                                                                         ACCUMULATED
                                        UNDISTRIBUTED   UNDISTRIBUTED    CAPITAL AND      UNREALIZED               TOTAL
                                             ORDINARY       LONG TERM   POST-OCTOBER    APPRECIATION         ACCUMULATED
   FUND                                        INCOME   CAPITAL GAINS         LOSSES   (DEPRECIATION)  EARNINGS (DEFICIT)
   ---------------------------------------------------------------------------------------------------------------------
   Core Bond Fund                       $         986   $      27,145   $         --   $      42,548   $          70,679
   Corporate Bond Fund                              9              --        (31,147)         11,186             (19,952)
   High Income Bond Fund                          278              --        (30,879)         15,289             (15,312)
   Intermediate Government Bond Fund            2,093          26,827             --          11,031              39,951
   Intermediate Term Bond Fund                     --          11,348         (1,330)         38,882              48,900
   Short Term Bond Fund                            24              --         (3,913)         12,025               8,136
   U.S. Government Mortgage Fund                  285              --         (3,057)          4,706               1,934

   The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and tax mark to market adjustments made under Section 311(e) of the Taxpayer Relief Act of 1997.

   As of September 30, 2003, the following Funds had capital loss carryforwards
   (000):

         FUND                                   AMOUNT    EXPIRATION DATE
         ----------------------------------------------------------------
         Corporate Bond Fund                 $  31,147          2005-2011
         High Income Bond Fund                  30,672          2007-2011
         Intermediate Term Bond Fund             1,330          2004-2008
         Short Term Bond Fund                    3,913          2004-2008

   In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the capital loss carryovers on the previous page is limited on an annual basis for the Corporate Bond Fund and High Income
   Bond Fund in the amount of $6,352,310 and $4,675,368 respectively, per tax year for a portion of their capital loss carryover.

   Certain Funds incurred a loss for tax purposes for the period from November 1, 2002 to September 30, 2003. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2004. The following Funds had deferred losses (000):

   FUND                                                   AMOUNT
   -------------------------------------------------------------
   High Income Bond Fund                                 $   208
   U.S. Government Mortgage Fund                           3,057

   FUTURES TRANSACTIONS - In order to protect against changes in interest rates, each Fund may enter into interest rate futures. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

   Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes. As of September 30, 2003, the Funds held no open futures contracts.

   OPTIONS TRANSACTIONS - Each Fund may utilize options in an attempt to manage market or business risk or enhance the fund's yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

   Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

   The following options written were outstanding as of September 30, 2003
   (000):

   PUT OPTIONS WRITTEN

                                                              EXPIRATION        EXERCISE       NUMBER OF
   ISSUER                                                           DATE           PRICE       CONTRACTS           VALUE
   ---------------------------------------------------------------------------------------------------------------------
   CORE BOND FUND
     10 year U.S. Treasury futures                                Dec-03      $      108             300      $       52
                                                                                                              ----------
     Total put options outstanding (premiums received $182)                                                   $       52
                                                                                                              ----------
   INTERMEDIATE GOVERNMENT BOND FUND
     10 year U.S. Treasury futures                                Dec-03      $      108             450      $        8
                                                                                                              ----------
     Total put options outstanding (premiums received $27)                                                    $        8
                                                                                                              ----------
   INTERMEDIATE TERM BOND FUND
     10 year U.S. Treasury futures                                Dec-03      $      108             180      $       31
                                                                                                              ----------
     Total put options outstanding (premiums received $109)                                                   $       31
                                                                                                              ----------
   U.S. GOVERNMENT MORTGAGE FUND
     10 year U.S. Treasury futures                                Dec-03      $      108              35      $        6
                                                                                                              ----------
     Total put options outstanding (premiums received $21)                                                    $        6
                                                                                                              ----------

   CALL OPTIONS WRITTEN

                                                              EXPIRATION        EXERCISE       NUMBER OF
   ISSUER                                                           DATE           PRICE       CONTRACTS           VALUE
   ---------------------------------------------------------------------------------------------------------------------
   CORE BOND FUND
     10 year U.S. Treasury futures                                Dec-03      $      114             300      $      562
     10 year U.S. Treasury futures                                Dec-03             116             300             277
                                                                                                              ----------
     Total call options outstanding (premiums received $366)                                                  $      839
                                                                                                              ----------
   INTERMEDIATE GOVERNMENT BOND FUND
     10 year U.S. Treasury futures                                Dec-03      $      114             450      $       84
     10 year U.S. Treasury futures                                Dec-03             116             450              41
                                                                                                              ----------
     Total call options outstanding (premiums received $55)                                                   $      125
                                                                                                              ----------
   INTERMEDIATE TERM BOND FUND
     10 year U.S. Treasury futures                                Dec-03      $      114             180      $      337
     10 year U.S. Treasury futures                                Dec-03             116             180             166
                                                                                                              ----------
     Total call options outstanding (premiums received $219)                                                  $      503
                                                                                                              ----------
   U.S. GOVERNMENT MORTGAGE FUND
     10 year U.S. Treasury futures                                Dec-03      $      114              35      $       66
     10 year U.S. Treasury futures                                Dec-03             116              35              32
                                                                                                              ----------
     Total call options outstanding (premiums received $43)                                                   $       98
                                                                                                              ----------

   Transactions in options written for the fiscal year ended September 30, 2003, were as follows (000):

                                                                  PUT OPTIONS WRITTEN            CALL OPTIONS WRITTEN
                                                               NUMBER OF         PREMIUM       NUMBER OF         PREMIUM
   ISSUER                                                      CONTRACTS          AMOUNT       CONTRACTS          AMOUNT
   ---------------------------------------------------------------------------------------------------------------------
   CORE BOND FUND
     Balance at September 30, 2002                                    --      $       --              --      $       --
     Opened                                                          300             182             600             366
                                                              ----------      ----------      ----------      ----------
     Balance at September 30, 2003                                   300             182             600             366
                                                              ----------      ----------      ----------      ----------
   INTERMEDIATE GOVERNMENT BOND FUND
     Balance at September 30, 2002                                    --      $       --              --      $       --
     Opened                                                          450              27             900              55
                                                              ----------      ----------      ----------      ----------
     Balance at September 30, 2003                                   450              27             900              55
                                                              ----------      ----------      ----------      ----------
   INTERMEDIATE TERM BOND FUND
     Balance at September 30, 2002                                    --      $       --              --      $       --
     Opened                                                          180             109             360             219
                                                              ----------      ----------      ----------      ----------
     Balance at September 30, 2003                                   180             109             360             219
                                                              ----------      ----------      ----------      ----------
   U.S. GOVERNMENT MORTGAGE FUND
     Balance at September 30, 2002                                    --      $       --              --      $       --
     Opened                                                           35              21              70              43
                                                              ----------      ----------      ----------      ----------
     Balance at September 30, 2003                                    35              21              70              43
                                                              ----------      ----------      ----------      ----------

   FOREIGN CURRENCY TRANSLATION - The books and records of the High Income Bond Fund are maintained in U.S. dollars on the following basis:

   - market value of investment securities, assets, and liabilities at the current rate of exchange; and

   - purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

   The High Income Bond Fund does not isolate the portion of gains and losses on investments in debt securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The High Income Bond Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

   The High Income Bond Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. At September 30, 2003, Core Bond Fund, Intermediate Term Bond Fund, and U.S. Government Mortgage Fund had outstanding when-issued commitments with a cost of $76,007,724, $9,934,375, and $9,966,925, respectively. At
   September 30, 2003, Core Bond Fund, Intermediate Term Bond Fund, and U.S. Government Mortgage Fund maintained related segregated assets with a market value of $232,372,711, $18,775,060, and $64,065,939, respectively.

   In connection with the ability to purchase securities on a when-issued basis, each Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity) but not identical securities on a specified future date. Dollar rolls are considered a form of leverage.

   ILLIQUID OR RESTRICTED SECURITIES - At September 30, 2003, investments in securities in the Core Bond Fund, Corporate Bond Fund, High Income Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and U.S. Government Mortgage Fund included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' board of directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.

   At September 30, 2003, the aggregate value of illiquid or restricted securities subject to this limitation was as follows (000):

                                                     PERCENTAGE OF
   FUND                                    VALUE        NET ASSETS
   ---------------------------------------------------------------
   Core Bond Fund                      $  90,682               4.1%
   Corporate Bond Fund                       700               0.2
   High Income Bond Fund                       6                --
   Intermediate Term Bond Fund            33,180               2.4
   Short Term Bond Fund                    5,771               0.6
   U.S. Government Mortgage Fund          15,982               5.6

   Information concerning restricted securities is as follows (000):

   CORE BOND FUND

                                                                        DATES
   SECURITY                                               PAR        ACQUIRED      COST BASIS
   ------------------------------------------------------------------------------------------
   Duty Free International                          $   6,800       1/99-7/99      $    6,787
   FHLMC Pool                                           6,000            9/03           6,207
   FNMA Pool TBA                                       18,500            9/03          19,171
   GRP/AG Real Estate Asset Trust                       4,627            6/03           4,627
   Sharps SP I LLC Net Interest Margin Trust            3,486            9/03           3,486
   Structured Asset Securities                         24,235            9/03          23,637
   Washington Mutual                                   16,570            9/03          16,687
   Wells Fargo Mortgage Backed Securities Trust        12,734            9/03          12,380

   CORPORATE BOND FUND

                                                                        DATES
   SECURITY                                               PAR        ACQUIRED      COST BASIS
   ------------------------------------------------------------------------------------------
   Juniper                                          $   1,000            2/00      $    1,000

   HIGH INCOME BOND FUND

                                                                        DATES
   SECURITY                                        PAR/SHARES        ACQUIRED      COST BASIS
   ------------------------------------------------------------------------------------------
   AT&T Canada                                            100            1/98      $       --
   Diamond Brands Operating                         $      50            4/98              50
   Glenoit                                                100       3/97-8/97             101
   NII Holdings, Series B                                   6           11/02               5
   Pegasus Communications
     Fractional Shares                                     --            1/03              --
   Sterling Chemical Holdings                             100           10/96               3
   Viatel                                                  75            9/02              --

   INTERMEDIATE TERM BOND FUND

                                                                        DATES
   SECURITY                                               PAR        ACQUIRED      COST BASIS
   ------------------------------------------------------------------------------------------
   CS First Boston Mortgage Securities              $  11,500            9/03      $   11,500
   FHLMC Pool                                           5,615            9/03           5,809
   GRP/AG Real Estate Asset Trust                       2,314            6/03           2,313
   Sharps SP I LLC Net Interest Margin Trust            2,167            9/03           2,167
   Wells Fargo Mortgage Backed Securities Trust        11,500            9/03          11,189

   SHORT TERM BOND FUND

                                                                        DATES
   SECURITY                                               PAR        ACQUIRED      COST BASIS
   ------------------------------------------------------------------------------------------
   Auto Bond Receivables Trust                      $     106     11/98-11/00      $      106
   Merrill Lynch Mortgage Investors                     5,763            9/03           5,763
   Patten                                                   7       7/95-9/00               7

   U.S. GOVERNMENT MORTGAGE FUND

                                                                        DATES
   SECURITY                                               PAR        ACQUIRED      COST BASIS
   ------------------------------------------------------------------------------------------
   Structured Asset Securities                      $   7,000            9/03      $    6,827
   Washington Mutual                                    4,000            9/03           4,028
   Wells Fargo Mortgage Backed Securities Trust         4,898            9/03           4,762

   SECURITIES LENDING - In order to generate additional income, a Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

   U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, the securities lending fees paid to USBAM from the Funds for the fiscal year ended September 30, 2003, were as follows (000):

   FUND                                                   AMOUNT
   -------------------------------------------------------------
   Core Bond Fund                                         $  522
   Corporate Bond Fund                                        37
   High Income Bond Fund                                      46
   Intermediate Term Bond Fund                               344
   Short Term Bond Fund                                      161
   U.S. Government Mortgage Fund                               7

   DEFERRED COMPENSATION PLAN - Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the Directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the Funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

   INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating funds. The Funds did not have any interfund lending transactions during the fiscal year ended September 30, 2003.

   EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets of all Funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3  Fees and Expenses

   ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each Fund is as follows:

   Core Bond Fund                                             0.50%
   Corporate Bond Fund                                        0.70
   High Income Bond Fund                                      0.70
   Intermediate Government Bond Fund                          0.50
   Intermediate Term Bond Fund                                0.50
   Short Term Bond Fund                                       0.50
   U.S. Government Mortgage Fund                              0.50

   USBAM voluntarily waived fees during the most recently completed fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectus.

   The Funds may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are identical to those of investments by non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses each Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, these reimbursements are recorded as investment income.

   SUB-ADVISOR FEES - Federated Global Research Corp., a subsidiary of Federated Investors, Inc. ("Federated"), served as sub-advisor to the High Income Bond Fund under an agreement with USBAM (the "Sub-Advisory Agreement") through March 14, 2003. For its services under the Sub-Advisory Agreement, Federated was paid a monthly fee by USBAM, calculated on an annual basis equal to 0.20% of the first $25 million of the Fund's average daily net assets, 0.165% of the Fund's average daily net assets in excess of $25 million up to $50 million, 0.13% of the Fund's average daily net assets in excess of $50 million up to $100 million, and 0.105% of the Fund's average daily net assets in excess of $100 million.

   CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators"), serve as the co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. The Funds, along with all other open-end mutual funds in the First American Family of Funds, pay transfer agent fees of $18,500 per share class. These fees are allocated to each Fund based upon the Fund's pro rata share of the aggregate average daily net assets of all funds comprising FAIF. Each Fund also pays additional per account fees for transfer agent services. For the fiscal year ended September 30, 2003, administration fees paid to USBAM and USBFS for the Funds included in this annual report were as follows (000):

   FUND                                                   AMOUNT
   -------------------------------------------------------------
   Core Bond Fund                                       $  5,092
   Corporate Bond Fund                                       718
   High Income Bond Fund                                     555
   Intermediate Government Bond Fund                       1,123
   Intermediate Term Bond Fund                             3,599
   Short Term Bond Fund                                    2,386
   U.S. Government Mortgage Fund                             722

   CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. These fees are computed daily and paid monthly.

   DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the Funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, and 1.00% of each Fund's average daily net assets of the Class A shares, Class B shares, and Class C shares, respectively. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and shareholder servicing activities.

   FAIF has also adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund, except Intermediate Government Bond Fund, pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets of the Fund's Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares.

   The Distributor is currently waiving fees equal to 0.10% of average daily net assets for Class A and Class S shares of the Intermediate Term Bond Fund, and Short Term Bond Fund, and Class A shares of Intermediate Government Bond Fund. For the fiscal year ended September 30, 2003, total distribution and shareholder servicing fees waived by the distributor for these Funds were as follows (000):

   FUND                                                 AMOUNT
   -----------------------------------------------------------
   Intermediate Government Bond Fund                    $    2
   Intermediate Term Bond Fund                              84
   Short Term Bond Fund                                    175

   Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the fiscal year ended September 30, 2003 (000):

   FUND                                                 AMOUNT
   -----------------------------------------------------------
   Core Bond Fund                                       $  519
   Corporate Bond Fund                                     100
   High Income Bond Fund                                   155
   Intermediate Government Bond Fund                         2
   Intermediate Term Bond Fund                              90
   Short Term Bond Fund                                    190
   U.S. Government Mortgage Fund                           258

   OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the fiscal year ended September 30, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

   SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

                                         CONTINGENT DEFERRED SALES CHARGE
                                                AS A PERCENTAGE OF DOLLAR
   YEAR SINCE PURCHASE                           AMOUNT SUBJECT TO CHARGE
   ----------------------------------------------------------------------
   First                                                            5.00%
   Second                                                           5.00%
   Third                                                            4.00%
   Fourth                                                           3.00%
   Fifth                                                            2.00%
   Sixth                                                            1.00%
   Seventh                                                          0.00%
   Eighth                                                           0.00%

   A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

   The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

   For the fiscal year ended September 30, 2003, sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows (000):

   FUND                                                            AMOUNT
   ----------------------------------------------------------------------
   Core Bond Fund                                                 $  406
   Corporate Bond Fund                                                95
   High Income Bond Fund                                             271
   Intermediate Government Bond Fund                                  42
   Intermediate Term Bond Fund                                        74
   Short Term Bond Fund                                              463
   U.S. Government Mortgage Fund                                     866

4  Capital Share Transactions

   FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                                                                                              INTERMEDIATE
                                              CORE BOND               CORPORATE               HIGH INCOME       GOVERNMENT
                                                   FUND               BOND FUND                 BOND FUND        BOND FUND
--------------------------------------------------------------------------------------------------------------------------
                                   10/1/02      10/1/01    10/1/02      10/1/01    10/1/02        10/1/01     10/25/02 (1)
                                        TO           TO         TO           TO         TO             TO               TO
                                   9/30/03      9/30/02    9/30/03      9/30/02    9/30/03        9/30/02          9/30/03
--------------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                      3,888        4,694      1,219          281      1,965            354              460
  Shares issued in lieu of cash
    distributions                      406          362         42           43        195            103                4
  Shares redeemed                   (5,859)      (4,850)      (842)        (403)    (2,576)          (473)            (214)
  Shares issued in connection
    with the acquisition of
    Fund net assets                  7,465           --         --           --      2,765             --               --
--------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS           5,900          206        419          (79)     2,349            (16)             250
==========================================================================================================================
Class B:
  Shares issued                        374          417        168          150        355            258               --
  Shares issued in lieu of cash
    distributions                       58           52         51           78         27             16               --
  Shares redeemed                     (776)        (332)      (846)        (536)      (151)           (40)              --
  Shares issued in connection
    with the acquisition of
    Fund net assets                  1,319           --         --           --        227             --               --
--------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS             975          137       (627)        (308)       458            234               --
==========================================================================================================================
Class C:
  Shares issued                        303          626        117          198        697            419               --
  Shares issued in lieu of cash
    distributions                       34           34         23           27         95             40               --
  Shares redeemed                     (512)        (444)      (128)        (194)      (564)          (187)              --
  Shares issued in connection
    with the acquisition of
    Fund net assets                    493           --         --           --      1,155             --               --
--------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS             318          216         12           31      1,383            272               --
==========================================================================================================================
Class S:
  Shares issued                      1,193        1,039         35          249         64             16               --
  Shares issued in lieu of cash
    distributions                      125          142         17           23          2             --               --
  Shares redeemed                   (3,442)      (1,361)      (162)        (224)       (10)           (15)              --
  Shares issued in connection
    with the acquisition of
    Fund net assets                  2,613           --         --           --         28             --               --
--------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS             489         (180)      (110)          48         84              1               --
==========================================================================================================================
Class Y:
  Shares issued                     34,386       20,969      9,523        6,921      8,148          4,613           55,539
  Shares issued in lieu of cash
    distributions                    2,233        1,640        144          136        254            297               62
  Shares redeemed                  (56,896)     (37,873)   (6,976)       (4,243)   (10,014)        (6,453)         (22,134)
  Shares issued in connection
    with the acquisition of
    Common Trust Fund net assets     1,166           --         --           --         --             --               --
  Shares issued in connection
    with the acquisition of
    Fund net assets                 83,108           --         --           --      4,283             --               --
--------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS          63,997      (15,264)     2,691        2,814      2,671         (1,543)          33,467
==========================================================================================================================
NET INCREASE (DECREASE) IN
  CAPITAL SHARES                    71,679      (14,885)     2,385        2,506      6,945         (1,052)          33,717
==========================================================================================================================

(1) Commencement of operations.

                                                 INTERMEDIATE TERM            SHORT TERM               U.S. GOVERNMENT
                                                         BOND FUND             BOND FUND                 MORTGAGE FUND
----------------------------------------------------------------------------------------------------------------------
                                                10/1/02    10/1/01    10/1/02    10/1/01    10/1/02            10/1/01
                                                     TO         TO         TO         TO         TO                 TO
                                                9/30/03    9/30/02    9/30/03    9/30/02    9/30/03            9/30/02
----------------------------------------------------------------------------------------------------------------------
Class A:
  Shares issued                                   3,265      2,778      8,665      6,633      1,505                961
  Shares issued in lieu of cash distributions       186        228        373        438         84                 43
  Shares redeemed                                (2,233)    (2,667)    (9,367)    (4,170)      (845)              (186)
----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                        1,218        339       (329)     2,901        744                818
======================================================================================================================
Class B:
  Shares issued                                      --         --         --         --        769                430
  Shares issued in lieu of cash distributions        --         --         --         --         34                 12
  Shares redeemed                                    --         --         --         --       (315)               (69)
----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                           --         --         --         --        488                373
======================================================================================================================
Class C:
  Shares issued                                      --         --         --         --      1,548                529
  Shares issued in lieu of cash distributions        --         --         --         --         49                  5
  Shares redeemed                                    --         --         --         --       (387)               (20)
----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                           --         --         --         --      1,210                514
======================================================================================================================
Class S:
  Shares issued                                   1,008        645        691        388        674                886
  Shares issued in lieu of cash distributions        38         10         17          4        102                 99
  Shares redeemed                                  (459)      (139)      (216)       (69)    (1,101)              (805)
----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                          587        516        492        323       (325)               180
======================================================================================================================
Class Y:
  Shares issued                                  67,006     29,153     63,085     32,058      7,760              3,231
  Shares issued in lieu of cash distributions     1,996      1,547        790        557        153                137
  Shares redeemed                               (39,422)   (21,788)   (29,845)   (12,544)    (4,428)            (3,854)
----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                       29,580      8,912     34,030     20,071      3,485               (486)
======================================================================================================================
NET INCREASE IN CAPITAL SHARES                   31,385      9,767     34,193     23,295      5,602              1,399
======================================================================================================================

5  Investment Security Transactions

   During the fiscal year ended September 30, 2003, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                      U.S. GOVERNMENT               OTHER INVESTMENT
                                                        SECURITIES                     SECURITIES
                                                ---------------------------   ---------------------------
          FUND                                     PURCHASES          SALES      PURCHASES          SALES
          -----------------------------------------------------------------------------------------------
          Core Bond Fund                        $  2,614,936   $  2,603,480   $    780,349   $    961,512
          Corporate Bond Fund                         58,220         52,921        203,083        183,212
          High Income Bond Fund                       40,493         74,543        195,014        158,791
          Intermediate Government Bond Fund          322,913        503,461             --             --
          Intermediate Term Bond Fund              1,209,056      1,198,941        833,644        481,669
          Short Term Bond Fund                       397,523        293,984        447,377        214,279
          U.S. Government Mortgage Fund              448,969        414,121         32,544         16,307

   The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at September 30, 2003, were as follows (000):

                                                   AGGREGATE      AGGREGATE                        FEDERAL
                                                       GROSS          GROSS                         INCOME
          FUND                                  APPRECIATION   DEPRECIATION             NET       TAX COST
          ------------------------------------------------------------------------------------------------
          Core Bond Fund                        $     59,798   $    (16,907)   $     42,891   $  3,122,495
          Corporate Bond Fund                         15,215         (4,029)         11,186        318,687
          High Income Bond Fund                       18,346         (3,061)         15,285        303,511
          Intermediate Government Bond Fund           11,295           (213)         11,082        324,409
          Intermediate Term Bond Fund                 41,541         (2,453)         39,088      1,975,290
          Short Term Bond Fund                        13,962         (1,937)         12,025      1,315,269
          U.S. Government Mortgage Fund                5,225           (479)          4,746        374,513

6  Concentration of Risks

   Each Fund (other than U.S. Government Mortgage Fund) may invest in foreign securities. A Fund's investment in foreign securities subjects it to special risks associated with foreign investing and to a decline in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. Because of the special risks associated with foreign investing, a Fund investing in foreign securities may be subject to greater volatility than most mutual funds which invest primarily in domestic securities.

   The High Income Bond Fund invests in lower-rated (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's) corporate and foreign debt obligations, which are commonly referred to as "junk bonds". Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

   The ratings of long-term securities as a percentage of total value of investments at the fiscal year ended September 30, 2003, are as follows:

                      STANDARD & POOR'S/                    HIGH INCOME
                      MOODY'S RATINGS                         BOND FUND
                      -------------------------------------------------
                      AAA/Aaa                                       0.4%
                      BBB/Baa                                       2.8
                      BB/Ba                                        36.2
                      B/B                                          46.3
                      CCC/Caa                                      10.1
                      CC/Ca                                         1.7
                      NR                                            2.5
                      -------------------------------------------------
                                                                    100%

   Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

7  Fund Mergers

   On October 25, 2002, the Core Bond Fund acquired substantially all of the assets of the Common Stock Income Common Trust Fund (KS) (sponsored by U.S.
   Bank) in exchange for Class Y shares of the Core Bond Fund. In addition, the Intermediate Government Bond Fund shell portfolio acquired substantially all of the assets of the U.S. Government Bond Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y shares of the Intermediate Government Bond Fund. The following table illustrates the specifics of the common trust fund conversions into the Core Bond Fund and the Intermediate Government Bond Fund included in this annual report (000):

                                                   ACQUIRED    SHARES ISSUED TO    ACQUIRING
                                                  FUNDS NET     SHAREHOLDERS OF         FUND     COMBINED   TAX STATUS
ACQUIRED FUND         ACQUIRING FUND                 ASSETS       ACQUIRED FUND   NET ASSETS   NET ASSETS  OF TRANSFER
-----------------------------------------------------------------------------------------------------------------------
Common Stock Income
  Common Trust Fund   Core Bond Fund - Class Y  $    13,076(1)            1,166  $ 1,318,694  $ 1,331,770  Non-taxable
U.S. Government Bond  Intermediate
Common Trust Fund     Government Bond
                        Fund - Class Y (2)          520,605              52,061           --      520,605  Non-taxable

(1) Includes unrealized appreciation of $792.
(2) Shell portfolio

   On March 13, 2003, shareholders of FAIF approved the Agreement and Plan of Reorganization, recommended by the Funds' board of directors, providing for the reorganization of several First American Funds into other existing First American Funds. On March 14, 2003, Bond IMMDEX(TM) Fund merged into Core Bond Fund and High Yield Bond Fund merged into High Income Bond Fund. The following table illustrates the specifics of the mergers of the Funds included in this annual report (000):

                                                           ACQUIRED   SHARES ISSUED TO      ACQUIRING
                                                          FUNDS NET    SHAREHOLDERS OF           FUND      COMBINED    TAX STATUS
ACQUIRED FUND               ACQUIRING FUND                   ASSETS      ACQUIRED FUND     NET ASSETS    NET ASSETS   OF TRANSFER
---------------------------------------------------------------------------------------------------------------------------------
Bond IMMDEX(TM) Fund        Core Bond Fund (1)          $ 1,094,825(2)                   $  1,339,160   $ 2,433,985   Non-taxable
   Class A                                                                       7,465
   Class B                                                                       1,319
   Class C                                                                         493
   Class S                                                                       2,613
   Class Y                                                                      83,108
High Yield Bond Fund (1)    High Income Bond Fund            71,489(3)                        156,457       227,946   Non-taxable
   Class A                                                                       2,765
   Class B                                                                         227
   Class C                                                                       1,155
   Class S                                                                          28
   Class Y                                                                       4,283

(1) Accounting survivor.
(2) Includes unrealized appreciation in the amount $17,432 and tax losses deferred due to wash sales and deferred compensation of $44.
(3) Includes capital loss carryforward of $4,575 and unrealized depreciation of $358.

   TAX NOTICE - THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. MOST SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED FOR INCOME TAX PURPOSES WILL BE SENT IN EARLY 2004 ON FORM 1099. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

   Dear First American Shareholders:

   For the fiscal year ended September 30, 2003, each Fund has designated long term capital gains and ordinary income with regard to distributions paid during the year as follows:

                                                    LONG TERM        ORDINARY         RETURN
                                                CAPITAL GAINS          INCOME             OF           TOTAL
                                                DISTRIBUTIONS   DISTRIBUTIONS        CAPITAL   DISTRIBUTIONS
          FUND                                    (TAX BASIS)     (TAX BASIS)    (TAX BASIS)     (TAX BASIS)
          --------------------------------------------------------------------------------------------------
          Core Bond Fund                                   --%            100%            --%            100%
          Corporate Bond Fund                              --             100             --             100
          High Income Bond Fund                            --             100             --             100
          Intermediate Government Bond Fund                 3              97             --             100
          Intermediate Term Bond Fund                      --             100             --             100
          Short Term Bond Fund                             --             100             --             100
          U.S. Government Mortgage Fund                    17              83             --             100

   HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES - A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

Directors and Officers of the Funds

Independent Directors

                                                                                                                         OTHER
                          POSITION(S)        TERM OF OFFICE                                   NUMBER OF PORTFOLIOS   DIRECTORSHIPS
  NAME, ADDRESS, AND         HELD             AND LENGTH OF         PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        HELD BY
    YEAR OF BIRTH          WITH FUND           TIME SERVED            DURING PAST 5 YEARS     OVERSEEN BY DIRECTOR     DIRECTOR +
----------------------------------------------------------------------------------------------------------------------------------
Benjamin R. Field III,    Director      Term expiring earlier       Senior Financial          First American Funds   None
800 Nicollet Mall,                      of death, resignation,      Advisor, Bemis Company,   Complex: twelve
Minneapolis, MN 55402                   removal,                    Inc. since 2002; Senior   registered
(1939)                                  disqualification, or        Vice President, Chief     investment companies,
                                        successor duly elected      Financial Officer and     including sixty one
                                        and qualified. Director     Treasurer, Bemis,         portfolios
                                        of FAIF, since              through 2002
                                        September 2003

Mickey P. Foret,          Director      Term expiring earlier       Consultant to Northwest   First American Funds   ADC
800 Nicollet Mall,                      of death, resignation,      Airlines, Inc. since      Complex: twelve        Telecommuni-
Minneapolis, MN 55402                   removal,                    2002; Executive Vice      registered investment  cations, Inc.,
(1946)                                  disqualification, or        President and Chief       companies, including   URS
                                        successor duly elected      Financial Officer,        sixty one portfolios   Corporation,
                                        and qualified. Director     Northwest Airlines,                              Champion
                                        of FAIF since September     through 2002                                     Airlines, Inc
                                        2003

Roger A. Gibson,          Director      Term expiring earlier       Vice President, Cargo     First American Funds   None
800 Nicollet Mall,                      of death, resignation,      - United Airlines,        Complex: twelve
Minneapolis, MN 55402                   removal,                    since July 2001; Vice     registered investment
(1946)                                  disqualification, or        President, North          companies, including
                                        successor duly elected      America - Mountain        sixty one portfolios
                                        and qualified. Director     Region, United
                                        of FAIF since October       Airlines, prior to July
                                        1997                        2001

Victoria J. Herget,       Director      Term expiring earlier       Investment consultant     First American Funds   None
800 Nicollet Mall,                      of death, resignation,      and non-profit board      Complex: twelve
Minneapolis, MN 55402                   removal,                    member since 2001;        registered investment
(1952)                                  disqualification, or        Managing Director of      companies, including
                                        successor duly elected      Zurich Scudder            sixty one portfolios
                                        and qualified. Director     Investments through
                                        of FAIF since September     2001
                                        2003

Leonard W. Kedrowski,     Director      Term expiring earlier       Owner, Executive and      First American Funds   None
800 Nicollet Mall,                      of death, resignation,      Management Consulting,    Complex: twelve
Minneapolis, MN 55402                   removal,                    Inc., a management        registered investment
(1941)                                  disqualification, or        consulting firm; former   companies, including
                                        successor duly elected      Chief Executive Officer,  sixty one portfolios
                                        and qualified. Director     Creative Promotions
                                        of FAIF since November      International, LLC, a
                                        1993                        promotional award
                                                                    programs and products
                                                                    company, through October
                                                                    2003; Board member, GC
                                                                    McGuiggan Corporation
                                                                    (dba Smyth Companies),
                                                                    a label printer;
                                                                    Advisory Board member,
                                                                    Designer Doors,
                                                                    manufacturer of designer
                                                                    doors, through 2002;
                                                                    acted as CEO of Graphics
                                                                    Unlimited Director
                                                                    through 1998

Richard K. Riederer,      Director      Term expiring earlier       Retired; Director,        First American Funds   None
800 Nicollet Mall,                      of death, resignation,      President and Chief       Complex: twelve
Minneapolis, MN 55402                   removal,                    Executive Officer,        registered investment
(1944)                                  disqualification, or        Weirton Steel through     companies, including
                                        successor duly              2001                      sixty one portfolios
                                        elected and qualified.
                                        Director of FAIF
                                        since August 2001

                                                                                                                         OTHER
                          POSITION(S)        TERM OF OFFICE                                   NUMBER OF PORTFOLIOS   DIRECTORSHIPS
  NAME, ADDRESS, AND         HELD             AND LENGTH OF         PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        HELD BY
    YEAR OF BIRTH          WITH FUND           TIME SERVED            DURING PAST 5 YEARS     OVERSEEN BY DIRECTOR     DIRECTOR +
----------------------------------------------------------------------------------------------------------------------------------
Joseph D. Strauss,        Director      Term expiring earlier of    Owner and President,      First American Funds   None
800 Nicollet Mall,                      death, resignation,         Excensus (TM) LLC, a      Complex: twelve
Minneapolis, MN 55402                   removal,                    consulting firm, since    registered investment
(1940)                                  disqualification, or        2001; Owner and           companies, including
                                        successor duly elected      President, Strauss        sixty one portfolios
                                        and qualified. Director     Management Company, a
                                        of FAIF since April 1991    Minnesota holding
                                                                    company for various
                                                                    organizational
                                                                    management business
                                                                    ventures; Owner,
                                                                    Chairman and Chief
                                                                    Executive Officer,
                                                                    Community Resource
                                                                    Partnerships, Inc., a
                                                                    strategic planning,
                                                                    operations management,
                                                                    government relations,
                                                                    transportation planning
                                                                    and public relations
                                                                    organization; attorney
                                                                    at law

Virginia L. Stringer,     Chair;        Chair Term three years.     Owner and President,      First American Funds   None
800 Nicollet Mall,        Director      Directors Term expiring     Strategic Management      Complex: twelve
Minneapolis, MN 55402                   earlier of death,           Resources, Inc., a        registered investment
(1944)                                  resignation, removal,       management consulting     companies, including
                                        disqualification, or        firm; Executive           sixty one portfolios
                                        successor duly elected      Consultant for State
                                        and qualified. Chair of     Farm Insurance Company
                                        FAIF's Board since
                                        September 1997; Director
                                        of FAIF since August
                                        1987

James M. Wade,            Director      Term expiring earlier       Owner and President,      First American Funds   None
800 Nicollet Mall,                      of death, resignation,      Jim Wade Homes, a         Complex: twelve
Minneapolis, MN 55402                   removal,                    homebuilding company,     registered investment
(1943)                                  disqualification, or        since 1999                companies, including
                                        successor duly elected                                sixty one portfolios
                                        and qualified. Director
                                        of FAIF since August
                                        2001

+ Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

      The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

Officers

                                      POSITION(S)         TERM OF OFFICE
 NAME, ADDRESS, AND YEAR OF BIRTH        HELD             AND LENGTH OF         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                       WITH FUND           TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Schreier, Jr.,            President       Re-elected by the Board     Chief Executive Officer of U.S. Bancorp Asset
U.S. Bancorp Asset                                  annually; President of      Management, Inc. since May 2001; Chief Executive
Management, Inc.,                                   FAIF since February 2001    Officer of First American Asset Management from
800 Nicollet Mall,                                                              December 2000 through May 2001 and of Firstar
Minneapolis, MN                                                                 Investment & Research Management Company from
55402 (1962)*                                                                   February 2001 through May 2001; Senior Managing
                                                                                Director and Head of Equity Research of U.S. Bancorp
                                                                                Piper Jaffray from October 1998 through December
                                                                                2000; prior to October 1998, Senior Airline Equity
                                                                                Analyst and a Director in the Equity Research
                                                                                Department, Credit Suisse First Boston

Mark S. Jordahl,                    Vice            Re-elected by the Board     Chief Investment Officer of U.S. Bancorp Asset
U.S. Bancorp Asset                  President -     annually; Vice President -  Management, Inc. since September 2001; President and
Management, Inc.                    Investments     Investments of FAIF since   Chief Investment Officer, ING Investment
800 Nicollet Mall,                                  September 2001              Management-Americas, September 2000 to June 2001;
Minneapolis, MN                                                                 Senior Vice President and Chief Investment Officer,
55402 (1960)*                                                                   ReliaStar Financial Corp., January 1998 to September
                                                                                2000

Jeffery M. Wilson,                  Vice            Re-elected by the Board     Senior Vice President of U.S. Bancorp Asset
U.S. Bancorp Asset                  President -     annually; Vice President -  Management since May 2001; prior thereto, Senior
Management, Inc.                    Administration  Administration of FAIF      Vice President of First American Asset Management
800 Nicollet Mall,                                  since March 2000
Minneapolis, MN
55402 (1956)*

Robert H. Nelson,                   Treasurer       Re-elected by the Board     Senior Vice President of U.S. Bancorp Asset
U.S. Bancorp Asset                                  annually; Treasurer of      Management since May 2001; prior thereto, Senior
Management, Inc.                                    FAIF since March 2000       Vice President of First American Asset Management
800 Nicollet Mall,                                                              since 1998 and of Firstar Investment & Research
Minneapolis, MN                                                                 Management Company since February 2001; Senior Vice
55402 (1963)*                                                                   President of Piper Capital Management Inc. through
                                                                                1998

James D. Alt,                       Secretary       Re-elected by the Board     Partner, Dorsey & Whitney LLP, a Minneapolis-based
50 South Sixth Street, Suite 1500,                  annually; Assistant         law firm
Minneapolis, MN                                     Secretary of FAIF from
55402 (1951)                                        September 1998 through
                                                    June 2002. Secretary of
                                                    FAIF since June 2002

Michael J. Radmer,                  Assistant       Re-elected by the Board     Partner, Dorsey & Whitney LLP, a Minneapolis-based
50 South Sixth Street, Suite 1500,  Secretary       annually; Assistant         law firm
Minneapolis, MN                                     Secretary of FAIF since
55402 (1945)                                        March 2000; Secretary of
                                                    FAIF from September 1999
                                                    through March 2000

Kathleen L. Prudhomme,              Assistant       Re-elected by the Board     Partner, Dorsey & Whitney LLP, a Minneapolis-based
50 South Sixth Street, Suite 1500,  Secretary       annually; Assistant         law firm
Minneapolis, MN                                     Secretary of FAIF since
55402 (1953)                                        September 1998

James R. Arnold,                    Assistant       Re-elected by the Board     Vice President, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street,             Secretary       annually; Assistant         since March 2002; Senior Administration Services
Milwaukee, WI                                       Secretary of FAIF since     Manager, UMB Fund Services, Inc. through March 2002
53202 (1957)*                                       June 2003

Richard J. Ertel,                   Assistant       Re-elected by the Board     Disclosure Counsel, U.S. Bancorp Asset Management,
U.S. Bancorp Asset                  Secretary       annually; Assistant         Inc. since May 2003; Associate Counsel, Hartford
Management, Inc.                                    Secretary of FAIF since     Life and Accident Insurance Company from April 2001
800 Nicollet Mall,                                  June 2003                   through May 2003; Attorney and Law Clerk, Fortis
Minneapolis, MN                                                                 Financial Group, through March 2001
55402 (1967)*

Douglas G. Hess,                    Assistant       Re-elected by the Board     Vice President, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street,             Secretary       annually; Assistant         since November 2002; prior thereto, Assistant Vice
Milwaukee, WI                                       Secretary of FAIF since     President, Fund Compliance Administrator, U.S.
53202 (1967)*                                       September 2001              Bancorp Fund Services, LLC

* Messrs. Schreier, Jordahl, Wilson, Nelson and Ertel are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and co-administrator for FAIF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as co-administrator for FAIF.

Board of Directors First American Investment Funds, Inc.

Virginia Stringer
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III
Director of First American Investment Funds, Inc.
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

Mickey Foret
Director of First American Investment Funds, Inc.
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

Roger Gibson
Director of First American Investment Funds, Inc.
Vice President, Cargo-United Airlines

Victoria Herget
Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski
Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Director of First American Investment Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of First American Investment Funds, Inc.
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

THE FIRST AMERICAN INVESTMENT FUNDS' BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN FUNDS(TM) LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each Fund's portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended September 30, 2003. The portfolio managers' views are subject to change at any time based upon market or other conditions.

Please refer to the prospectus, which contains more complete information on First American Funds, including risks, fees, and expenses. Please read it carefully before investing or sending money. This report must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
   U.S. BANCORP ASSET MANAGEMENT, INC.
   800 Nicollet Mall
   Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
   U.S. BANCORP ASSET MANAGEMENT, INC.
   800 Nicollet Mall
   Minneapolis, Minnesota 55402

   U.S. BANCORP FUND SERVICES, LLC
   615 East Michigan Street
   Milwaukee, Wisconsin 53202

CUSTODIAN
   U.S. BANK NATIONAL ASSOCIATION
   180 East Fifth Street
   St. Paul, Minnesota 55101

DISTRIBUTOR
   QUASAR DISTRIBUTORS, LLC
   615 East Michigan Street
   Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
   ERNST & YOUNG LLP
   220 South Sixth Street
   Suite 1400
   Minneapolis, Minnesota 55402

COUNSEL
   DORSEY & WHITNEY LLP
   50 South Sixth Street
   Suite 1500
   Minneapolis, Minnesota 55402


FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and                    BULK RATE
help eliminate duplication, First American                      U.S. POSTAGE
Funds will try to limit their mailing to one                        PAID
report for each address that lists one or                         MPLS. MN
more shareholders with the same last name. If                 PERMIT NO. 26388
you would like additional copies, please call
First American Investor Services at 800.677.                  USPS MALLER 881
FUND or visit FIRSTAMERICANFUNDS.COM.                          APPROVED POLY


0213-03    11/2003        AR-INCOME

ITEM 2--CODE OF ETHICS

RESPONSE: The registrant has adopted a code of ethics (designated as the "Code of Ethical Conduct") that applies to its principal executive officer and principal financial officer. The registrant undertakes to furnish a copy of such Code of Ethical Conduct to any person upon request, without charge, by calling 1-800-677-3863.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT

RESPONSE: The registrant's Board of Directors has determined that Leonard Kedrowski, Benjamin Field, and Mickey Foret, members of the registrant's Audit Committee, are each an "audit committee financial expert" and are "independent," as these terms are defined in this Item. This designation will not increase the designees' duties, obligations or liability as compared to their duties, obligations and liability as members of the Audit Committee and of the Board of Directors.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES

RESPONSE: Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable to the registrant.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

RESPONSE: Not applicable to the registrant.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Code of Ethical Conduct

RESPONSE: Attached hereto.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By /s/ Thomas S. Schreier, Jr.
       ---------------------------
       Thomas S. Schreier, Jr.
       President

Date: December 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas S. Schreier, Jr.
       ---------------------------
       Thomas S. Schreier, Jr.
       President

Date: December 8, 2003

By /s/ Jonathan P. Lillemoen
       ---------------------------
       Jonathan P. Lillemoen
       Director, USBAM Fund Treasury

Date: December 8, 2003